UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd.

Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Eric Wietsma

100 Bright Meadow Blvd.

Enfield, CT 06082

(Name and address of agent for service)

(860) 562-1000

(Registrant’s telephone number, including area code)

Date of fiscal year end: 9/30/15

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 97.2%
Certificate of Deposit — 2.6%
CDP Financial, Inc. 0.150% 1/30/15	$11,000,000	$10,998,671

Commercial Paper — 60.8%
ABB Treasury Center USA, Inc. (a) 0.010% 1/02/15	10,000,000	9,999,997
Air Products & Chemicals, Inc. (a) 0.220% 1/26/15	10,000,000	9,998,472
American Honda Finance Corp. 0.120% 1/07/15	3,500,000	3,499,930
American Honda Finance Corp. 0.130% 2/05/15	2,000,000	1,999,747
American Honda Finance Corp. 0.160% 3/25/15	3,830,000	3,828,587
Anheuser-Busch InBev Worldwide. Inc. (a) 0.110% 2/18/15	10,500,000	10,498,460
Bank of Nova Scotia 0.679% 9/11/15	7,500,000	7,522,246
Basin Electric Power Cooperative (a) 0.130% 1/12/15	7,000,000	6,999,722
Basin Electric Power Cooperative (a) 0.130% 1/26/15	3,000,000	2,999,729
Berkshire Hathaway, Inc. 3.200% 2/11/15	10,000,000	10,033,163
BMW US Capital LLC (a) 0.100% 2/18/15	5,000,000	4,999,333
BMW US Capital LLC (a) 0.150% 2/25/15	1,910,000	1,909,562
Brown-Forman Corp. (a) 0.150% 1/02/15	5,000,000	4,999,979
Brown-Forman Corp. (a) 0.170% 1/05/15	5,000,000	4,999,906
Caterpillar Financial Services Co. 0.170% 3/19/15	9,000,000	8,996,727
Commonwealth Bank of Australia (a) 0.237% 3/19/15	5,000,000	4,999,892
ConocoPhillips Qatar Funding Ltd. (a) 0.130% 1/06/15	3,000,000	2,999,946
ConocoPhillips Qatar Funding Ltd. (a) 0.140% 1/30/15	2,500,000	2,499,718
ConocoPhillips Qatar Funding Ltd. (a) 0.140% 2/17/15	4,500,000	4,499,178
Dover Corp. (a) 0.120% 1/06/15	10,000,000	9,999,833
Eli Lilly & Co. (a) 0.180% 3/30/15	10,000,000	9,995,600
Emerson Electric Co. (a) 0.140% 1/21/15	4,000,000	3,999,689
Emerson Electric Co. (a) 0.150% 1/13/15	6,000,000	5,999,700

	Principal Amount	Value
Estee Lauder Companies (a) 0.120% 1/27/15	$5,000,000	$4,999,567
Henkel Corp. (a) 0.320% 1/13/15	4,000,000	3,999,573
Illinois Tool Works, Inc. (a) 0.120% 1/20/15	1,900,000	1,899,880
Illinois Tool Works, Inc. (a) 0.120% 1/26/15	1,000,000	999,917
Illinois Tool Works, Inc. (a) 0.130% 1/12/15	5,000,000	4,999,801
Kimberly Clark Corp. (a) 0.155% 2/09/15	10,000,000	9,998,321
Nestle Capital Corp. (a) 0.130% 2/23/15	10,500,000	10,497,990
NSTAR Electric Co. 0.200% 1/05/15	10,000,000	9,999,778
Paccar Financial Corp. 0.120% 1/13/15	7,000,000	6,999,720
Paccar Financial Corp. 0.180% 3/18/15	3,000,000	2,998,860
Proctor & Gamble Co. (a) 0.080% 1/29/15	1,773,000	1,772,890
Reckitt Benckiser Treasury Services PLC (a) 0.170% 4/21/15	3,000,000	2,998,442
Reckitt Benckiser Treasury Services PLC (a) 0.230% 4/16/15	2,750,000	2,748,155
Roche Holding, Inc. (a) 0.110% 1/27/15	5,000,000	4,999,603
Rockwell Automation, Inc. (a) 0.230% 1/26/15	10,000,000	9,998,403
Sigma Aldrich Corp. (a) 0.150% 1/09/15	4,000,000	3,999,867
Sigma Aldrich Corp. (a) 0.230% 1/07/15	6,000,000	5,999,770
Toyota Motor Credit Corp. 0.120% 1/08/15	11,000,000	10,999,743
United Healthcare Co. (a) 0.320% 1/16/15	10,000,000	9,998,667
Wisconsin Electric Power Corp. 0.200% 1/09/15	10,000,000	9,999,556

		259,187,619

Corporate Debt — 10.6%
Caterpillar Financial Services Corp. 4.750% 2/17/15	1,000,000	1,005,708
Cisco Systems, Inc. FRN 0.285% 9/03/15	8,000,000	8,003,463
Coca-Cola Co., The FRN 0.215% 3/05/15	7,500,000	7,500,561

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commonwealth Bank of Australia FRN (a) 1.043% 9/18/15	$3,900,000	$3,921,890
General Electric Capital Corp. FRN 0.611% 1/09/15	2,720,000	2,720,251
General Electric Capital Corp. VRN 0.907% 9/30/15	500,000	502,078
General Electric Capital Corp. FRN 1.265% 7/02/15	3,000,000	3,015,808
International Business Machines Corp. 0.550% 2/06/15	3,410,000	3,411,228
International Business Machines Corp. 0.750% 5/11/15	6,500,000	6,512,737
National Rural Utilities Cooperative Finance Corp. FRN 0.282% 5/01/15	8,500,000	8,501,041

		45,094,765

Discount Notes — 13.9%
Federal Farm Credit Discount Notes 0.080% 3/12/15	500,000	499,922
Federal Farm Credit Discount Notes 0.115% 5/05/15	790,000	789,687
Federal Home Loan Bank Discount Notes 0.010% 3/11/15	400,000	399,885
Federal Home Loan Bank Discount Notes 0.062% 2/25/15	482,000	481,954
Federal Home Loan Bank Discount Notes 0.070% 1/26/15	700,000	699,966
Federal Home Loan Bank Discount Notes 0.070% 2/23/15	5,500,000	5,499,433
Federal Home Loan Bank Discount Notes 0.080% 1/23/15	1,050,000	1,049,949
Federal Home Loan Bank Discount Notes 0.080% 2/24/15	400,000	399,952
Federal Home Loan Bank Discount Notes 0.085% 1/23/15	971,000	970,950
Federal Home Loan Bank Discount Notes 0.095% 2/18/15	2,000,000	1,999,747
Federal Home Loan Bank Discount Notes 0.100% 1/28/15	500,000	499,963
Federal Home Loan Bank Discount Notes 0.100% 1/29/15	1,800,000	1,799,860

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.100% 2/27/15	$700,000	$699,889
Federal Home Loan Bank Discount Notes 0.110% 3/12/15	500,000	499,893
Federal Home Loan Bank Discount Notes 0.140% 4/09/15	772,000	771,706
Federal Home Loan Mortgage Corp. 0.035% 1/21/15	340,000	339,993
Federal Home Loan Mortgage Corp. 0.045% 2/09/15	500,000	499,976
Federal Home Loan Mortgage Corp. 0.045% 2/24/15	860,000	859,942
Federal Home Loan Mortgage Corp. 0.060% 2/11/15	2,100,000	2,099,857
Federal Home Loan Mortgage Corp. 0.060% 2/17/15	500,000	499,961
Federal Home Loan Mortgage Corp. 0.070% 1/20/15	600,000	599,978
Federal Home Loan Mortgage Corp. 0.070% 2/24/15	700,000	699,927
Federal Home Loan Mortgage Corp. 0.080% 2/06/15	1,700,000	1,699,864
Federal Home Loan Mortgage Corp. 0.085% 1/08/15	1,000,000	999,983
Federal Home Loan Mortgage Corp. 0.090% 1/08/15	900,000	899,984
Federal Home Loan Mortgage Corp. 0.090% 1/13/15	600,000	599,982
Federal Home Loan Mortgage Corp. 0.094% 2/02/15	4,000,000	3,999,666
Federal Home Loan Mortgage Corp. 0.095% 1/08/15	300,000	299,994
Federal Home Loan Mortgage Corp. 0.095% 1/14/15	900,000	899,969
Federal Home Loan Mortgage Corp. 0.100% 3/03/15	5,000,000	4,999,153
Federal Home Loan Mortgage Corp. 0.115% 2/24/15	600,000	599,897
Federal National Mortgage Association 0.037% 2/11/15	400,000	399,983
Federal National Mortgage Association 0.050% 2/11/15	1,350,000	1,349,923
Federal National Mortgage Association 0.060% 1/05/15	1,300,000	1,299,991
Federal National Mortgage Association 0.065% 1/14/15	6,000,000	5,999,859
Federal National Mortgage Association 0.065% 2/26/15	2,215,000	2,214,776
Federal National Mortgage Association 0.070% 1/20/15	700,000	699,974

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 0.075% 1/28/15	$800,000	$799,955
Federal National Mortgage Association 0.080% 2/11/15	535,000	534,951
Federal National Mortgage Association 0.080% 3/04/15	500,000	499,931
Federal National Mortgage Association 0.085% 1/07/15	289,000	288,996
Federal National Mortgage Association 0.085% 2/17/15	3,000,000	2,999,667
Federal National Mortgage Association 0.085% 2/26/15	1,700,000	1,699,775
Federal National Mortgage Association 0.090% 1/05/15	2,330,000	2,329,977
Federal National Mortgage Association 0.095% 2/02/15	516,000	515,956
Federal National Mortgage Association 0.150% 4/30/15	205,000	204,898

		59,499,494

Time Deposits — 2.3%
Euro Time Deposit 0.010% 1/02/15	9,857,458	9,857,458

U.S. Government Obligations — 7.0%
U.S. Treasury Note, 0.250%, due 1/15/15	5,000,000	5,000,195
U.S. Treasury Note, 0.250%, due 2/15/15	25,000,000	25,004,464

		30,004,659

TOTAL SHORT-TERM INVESTMENTS (Cost $414,642,666)		414,642,666

TOTAL INVESTMENTS — 97.2% (Cost $414,642,666) (b)		414,642,666

Other Assets/(Liabilities) — 2.8%		11,746,891

NET ASSETS — 100.0%		$426,389,557

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $186,231,452 or 43.68% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.9%

CORPORATE DEBT — 40.9%
Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	$740,000	$765,315

Agriculture — 0.8%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	5,033,249

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	115,000	117,855

Auto Manufacturers — 0.9%
General Motors Co. 3.500% 10/02/18	595,000	606,900
Hyundai Capital America (a) 2.550% 2/06/19	485,000	485,066
Volkswagen Group of America Finance LLC (a) 1.600% 11/20/17	3,000,000	2,989,026
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,492,181

		5,573,173

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	797,000	838,843

Banks — 2.7%
Bank of America Corp. 7.750% 8/15/15	4,000,000	4,164,800
CIT Group, Inc. 4.250% 8/15/17	3,200,000	3,264,000
Deutsche Bank AG 1.400% 2/13/17	625,000	623,697
Deutsche Bank AG 2.500% 2/13/19	990,000	1,002,122
First Horizon National Corp. 5.375% 12/15/15	1,738,000	1,799,353
ICICI Bank Ltd. (a) 5.500% 3/25/15	4,130,000	4,168,492
Regions Financial Corp. 5.750% 6/15/15	209,000	213,341
Regions Financial Corp. 7.500% 5/15/18	340,000	394,704
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	305,000	306,976
SVB Financial Group 5.375% 9/15/20	225,000	253,004

		16,190,489

	Principal Amount	Value
Beverages — 0.8%
SABMiller Holdings, Inc. (a) 1.850% 1/15/15	$5,000,000	$5,001,930

Building Materials — 0.6%
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,125,190
Lafarge SA 6.500% 7/15/16	550,000	585,750
Martin Marietta Material, Inc. FRN 1.357% 6/30/17	585,000	591,414
Masco Corp. 4.800% 6/15/15	1,090,000	1,106,795
Owens Corning, Inc. 6.500% 12/01/16	105,000	114,400

		3,523,549

Chemicals — 1.7%
Ashland, Inc. 3.000% 3/15/16	1,806,000	1,815,030
Ashland, Inc. 3.875% 4/15/18	1,950,000	1,969,500
Cabot Corp. 5.000% 10/01/16	875,000	927,722
Incitec Pivot Ltd. (a) 4.000% 12/07/15	3,600,000	3,682,534
LyondellBasell Industries NV 5.000% 4/15/19	450,000	490,844
RPM International, Inc. 6.125% 10/15/19	850,000	966,046

		9,851,676

Commercial Services — 0.8%
The ADT Corp. 2.250% 7/15/17	780,000	754,650
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	664,558
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	109,000	110,090
The Western Union Co. 5.930% 10/01/16	3,050,000	3,274,742

		4,804,040

Computers — 0.2%
Hewlett-Packard Co. 2.125% 9/13/15	370,000	372,904
Hewlett-Packard Co. 2.200% 12/01/15	675,000	681,663
Hewlett-Packard Co. 3.000% 9/15/16	95,000	97,544

		1,152,111

Cosmetics & Personal Care — 0.3%
Avon Products, Inc. 6.500% 3/01/19	1,800,000	1,795,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	$295,000	$302,504
Arrow Electronics, Inc. 3.375% 11/01/15	935,000	951,856

		1,254,360

Diversified Financial — 8.0%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	2,050,000	2,075,625
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,161,500
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,088,438
Air Lease Corp. 5.625% 4/01/17	190,000	204,725
Capital One Bank USA NA 1.150% 11/21/16	500,000	498,199
Citigroup, Inc. 5.500% 2/15/17	7,000,000	7,524,888
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,043,364
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	835,632
Ford Motor Credit Co. LLC 12.000% 5/15/15	580,000	602,821
General Motors Financial Co., Inc. 2.625% 7/10/17	540,000	542,341
General Motors Financial Co., Inc. 2.750% 5/15/16	400,000	406,500
General Motors Financial Co., Inc. 3.000% 9/25/17	700,000	707,896
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	658,430
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,380,126
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	2,730,000	2,730,000
International Lease Finance Corp. FRN 2.191% 6/15/16	1,800,000	1,797,750
International Lease Finance Corp. 3.875% 4/15/18	270,000	270,000
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,290,800
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,801,471
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,427,443
Lazard Group LLC 6.850% 6/15/17	580,000	645,656
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,351,119

	Principal Amount	Value
Merrill Lynch & Co., Inc. 6.050% 5/16/16	$2,025,000	$2,144,325
Morgan Stanley 3.800% 4/29/16	2,500,000	2,582,547
Morgan Stanley 4.750% 3/22/17	4,500,000	4,793,368
Morgan Stanley 6.000% 4/28/15	950,000	965,375

		47,530,339

Electric — 1.5%
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	949,500
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	6,985,000	7,369,175
Kansas Gas & Electric Co. 5.647% 3/29/21	304,813	322,736
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	246,043	260,793

		8,902,204

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	620,000	624,311
Avnet, Inc. 6.625% 9/15/16	595,000	643,055
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	439,212
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	289,910

		1,996,488

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	465,279

Foods — 0.3%
Tyson Foods, Inc. 2.650% 8/15/19	180,000	181,640
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,449,765

		1,631,405

Forest Products & Paper — 0.4%
Domtar Corp. 7.125% 8/15/15	750,000	774,546
Domtar Corp. 10.750% 6/01/17	1,159,000	1,377,555

		2,152,101

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	350,000	346,297

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	$400,000	$429,130

Health Care – Services — 0.2%
Anthem, Inc. 1.875% 1/15/18	1,055,000	1,054,701

Holding Company – Diversified — 0.7%
Hutchison Whampoa International 14 Ltd. (a) 1.625% 10/31/17	2,580,000	2,558,741
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,775,769

		4,334,510

Insurance — 0.7%
AXIS Specialty Finance PLC 2.650% 4/01/19	265,000	265,670
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	3,700,000	3,707,159
Willis Group Holdings PLC 4.125% 3/15/16	180,000	185,518

		4,158,347

Internet — 0.7%
Baidu, Inc. 2.250% 11/28/17	500,000	500,345
Baidu, Inc. 2.750% 6/09/19	200,000	199,120
Expedia, Inc. 7.456% 8/15/18	2,715,000	3,157,735

		3,857,200

Investment Companies — 0.3%
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,035,895
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	500,000	503,254

		1,539,149

Iron & Steel — 0.7%
Allegheny Technologies, Inc. 9.375% 6/01/19	2,800,000	3,257,632
ArcelorMittal 5.000% 2/25/17	75,000	78,000
Commercial Metals Co. 6.500% 7/15/17	355,000	378,075
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	532,598

		4,246,305

Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,373,720

	Principal Amount	Value
Lodging — 0.3%
Wyndham Worldwide Corp. 2.950% 3/01/17	$448,000	$457,513
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,038,599

		1,496,112

Machinery – Diversified — 0.6%
CNH Industrial Capital LLC 3.250% 2/01/17	300,000	295,500
CNH Industrial Capital LLC (a) 3.375% 7/15/19	660,000	630,300
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	261,025
CNH Industrial Capital LLC 3.875% 11/01/15	450,000	452,250
CNH Industrial Capital LLC 6.250% 11/01/16	510,000	534,225
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,126,367

		3,299,667

Manufacturing — 1.6%
Bombardier, Inc. (a) 4.250% 1/15/16	1,309,000	1,322,090
Harsco Corp 2.700% 10/15/15	3,248,000	3,243,940
SPX Corp. 6.875% 9/01/17	505,000	551,713
Textron, Inc. 6.200% 3/15/15	2,700,000	2,727,013
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,644,544

		9,489,300

Mining — 0.8%
Freeport-McMoRan, Inc. 2.300% 11/14/17	1,500,000	1,501,800
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,461,868

		4,963,668

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	310,237
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	80,982
Xerox Corp. 4.250% 2/15/15	2,545,000	2,555,056

		2,946,275

Oil & Gas — 2.1%
Canadian Natural Resources Ltd. 1.750% 1/15/18	1,330,000	1,322,176
Chesapeake Energy Corp. 3.250% 3/15/16	1,700,000	1,695,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	$105,000	$94,303
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,034,381
Newfield Exploration Co. 6.875% 2/01/20	550,000	558,250
Petrobras Global Finance BV 3.250% 3/17/17	1,265,000	1,192,262
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,892,191
Petroleos Mexicanos 3.125% 1/23/19	155,000	155,387
Range Resources Corp. 6.750% 8/01/20	2,300,000	2,392,000
Rowan Cos., Inc. 5.000% 9/01/17	170,000	177,140
Transocean, Inc. 4.950% 11/15/15	2,037,000	2,042,103
Transocean, Inc. 5.050% 12/15/16	200,000	200,958

		12,756,901

Oil & Gas Services — 1.1%
Cameron International Corp. 1.400% 6/15/17	3,300,000	3,250,223
SESI LLC 6.375% 5/01/19	315,000	305,550
Superior Energy Services, Inc. 7.125% 12/15/21	2,409,000	2,312,640
Weatherford International Ltd. 5.500% 2/15/16	600,000	618,957

		6,487,370

Pharmaceuticals — 0.6%
AbbVie, Inc. 1.750% 11/06/17	500,000	501,086
McKesson Corp. 1.292% 3/10/17	250,000	248,723
McKesson Corp. 2.284% 3/15/19	255,000	254,468
Mylan, Inc. 1.350% 11/29/16	500,000	497,539
Mylan, Inc. (a) 7.875% 7/15/20	2,200,000	2,343,429

		3,845,245

Pipelines — 0.3%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,167,913
Energy Transfer Partners LP FRN 3.250% 11/01/66	575,000	514,625
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	275,819

		1,958,357

	Principal Amount	Value
Real Estate — 0.6%
Regency Centers LP 5.250% 8/01/15	$2,220,000	$2,274,947
Regency Centers LP 5.875% 6/15/17	1,189,000	1,307,835

		3,582,782

Real Estate Investment Trusts (REITS) — 3.9%
American Tower Corp. 4.500% 1/15/18	850,000	902,689
American Tower Corp. 4.625% 4/01/15	2,430,000	2,451,697
ARC Properties Operating Partnership LP 2.000% 2/06/17	640,000	609,964
ARC Properties Operating Partnership LP 3.000% 2/06/19	320,000	296,101
DDR Corp. 7.500% 7/15/18	2,400,000	2,805,319
DDR Corp. 9.625% 3/15/16	145,000	159,175
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,024,131
Duke Realty LP 5.950% 2/15/17	2,450,000	2,656,665
Duke Realty LP 8.250% 8/15/19	550,000	678,535
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,297,077
HCP, Inc. 6.000% 1/30/17	1,450,000	1,582,141
Highwoods Realty LP 5.850% 3/15/17	710,000	770,527
Highwoods Realty LP 7.500% 4/15/18	170,000	196,996
Realty Income Corp. 2.000% 1/31/18	205,000	205,378
Realty, Inc. 5.950% 9/15/16	1,750,000	1,887,165
UDR, Inc. 5.250% 1/15/15	1,650,000	1,652,031
UDR, Inc. 5.250% 1/15/16	1,500,000	1,559,989
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	510,103

		23,245,683

Retail — 0.4%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,473,562
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	284,224

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QVC, Inc. 3.125% 4/01/19	$445,000	$444,857

		2,202,643

Savings & Loans — 0.6%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,642,194
Glencore Funding LLC (a) 3.125% 4/29/19	1,150,000	1,152,760

		3,794,954

Semiconductors — 0.6%
KLA-Tencor Corp. 2.375% 11/01/17	3,495,000	3,513,412

Telecommunications — 1.3%
American Tower Corp. 7.000% 10/15/17	150,000	169,355
CenturyLink, Inc. 5.000% 2/15/15	1,910,000	1,917,163
Frontier Communications Corp. 8.250% 4/15/17	2,310,000	2,569,875
Qwest Corp. 8.375% 5/01/16	975,000	1,055,726
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,185,000	1,347,819
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	354,088
Verizon Communications, Inc. (a) 2.625% 2/21/20	191,000	188,816

		7,602,842

Transportation — 1.1%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,335,057
Asciano Finance (a) 5.000% 4/07/18	388,000	417,123
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,320,115
Ryder System, Inc. 2.550% 6/01/19	190,000	190,262

		6,262,557

Trucking & Leasing — 0.8%
GATX Corp. 3.500% 7/15/16	105,000	108,331
GATX Corp. 4.750% 5/15/15	185,000	187,651
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	420,000	425,780
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	770,000	765,305

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.750% 5/11/17	$3,160,000	$3,302,541

		4,789,608

TOTAL CORPORATE DEBT (Cost $243,205,370)		243,156,641

MUNICIPAL OBLIGATIONS — 0.4%
Louisiana State Public Facilities Authority FRN 1.133% 4/26/27	404,503	400,555
North Carolina State Education Assistance Authority FRN 1.134% 1/26/26	637,946	641,218
State of Illinois 5.365% 3/01/17	1,200,000	1,284,660

		2,326,433

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,236,916)		2,326,433

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Agency Collateral CMO — 0.3%
Government National Mortgage Association, Series 2014-131, Class BW FRN 3.841% 5/20/41	1,599,555	1,672,245

Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.666% 10/20/20	630,000	630,001

Automobile ABS — 3.4%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	391,829	391,563
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	1,086,553	1,085,424
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.711% 3/15/20	150,098	150,175
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	803,911
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	520,893	533,048

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	$906,594	$906,243
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	32,047	32,047
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	701,233	698,041
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	89,206	89,328
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.907% 11/07/23	359,249	359,530
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	988,452	985,550
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	1,000,889	998,054
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	600,000	598,512
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	592,523	593,662
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	665,825	667,897
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	1,105,946	1,109,118
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	1,100,000	1,101,425
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	24,996	25,048
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	97,913	97,963
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	714,560	713,067
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	409,879	410,119
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	655,754	654,981
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	870,000	870,651

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	$266,304	$266,535
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	853,484	850,856
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	515,772	517,969
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	461,625
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	150,000	150,738
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	1,000,000	1,000,469
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	113,333	113,486
SNAAC Auto Receivables Trust, Series 2014-1A, Class A (a) 1.030% 9/17/18	483,651	483,022
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	885,983	885,708
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	1,000,000	999,874
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	540,000	539,662
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	49,656	49,691

		20,194,992

Commercial MBS — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.547% 6/10/49	1,000,000	1,072,725
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	641,488	699,115
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	500,000	544,720

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.245% 2/10/51	$1,061,856	$1,174,572
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	875,000	894,245
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	794,234
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	531,713
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	1,185,000	1,272,217
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	880,000	932,813
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	759,218
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	679,309
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.743% 9/11/38	900,000	947,463
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	1,215,000	1,332,977
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.961% 3/15/29	1,085,000	1,079,158
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	873,506
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.745% 6/10/46	615,905	645,222

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.781% 6/10/46	$400,000	$422,836
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.796% 12/10/49	1,055,000	1,152,253
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	767,799	771,758
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	201,267	202,327
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	421,628	433,215
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	847,690	867,928
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.819% 7/10/38	715,000	753,835
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.819% 7/10/38	1,080,528	1,130,755
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.349% 1/26/34	735,000	691,692
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,265,479
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.433% 12/12/44	1,400,000	1,452,718
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,449,290
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	895,057
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	742,385
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	479,925

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	$885,000	$945,350
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	322,052	324,091
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	364,241	406,436
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	583,578
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	298,263	268,437
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.560% 8/15/39	450,000	462,077
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.560% 8/15/39	117,814	118,431
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $600,000) (a) (b) 2.750% 7/20/30	396,946	396,955
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.319% 12/15/44	1,025,000	1,055,088
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,527,065
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.969% 6/15/45	1,200,000	1,265,073
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	227,100	227,030
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	880,641
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	410,116
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	484,149

		36,299,177

	Principal Amount	Value
Home Equity ABS — 2.4%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.440% 8/25/35	$197,724	$196,387
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.499% 11/25/35	319,349	315,246
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.660% 8/25/35	685,513	682,266
Argent Securities, Inc., Series 2005-W2, Class A2B2 FRN 0.430% 10/25/35	590,192	588,692
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.830% 6/25/35	190,386	188,825
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.349% 4/25/36	280,509	277,085
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.649% 12/25/35	1,000,000	964,282
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.580% 12/25/33	28,297	28,282
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.600% 7/25/35	190,338	185,472
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.619% 8/25/35	207,147	206,295
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.630% 9/25/34	83,223	82,655
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.460% 7/25/36	138,002	137,577
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.590% 5/25/36	562,161	549,420
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.600% 5/25/35	448,511	446,705
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.410% 1/25/36	230,745	224,414
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.600% 4/25/35	213,758	203,735
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.340% 8/25/36	176,534	174,548

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.830% 10/25/35	$78,537	$78,291
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.389% 10/25/35	808,062	791,697
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.950% 12/25/32	190,118	190,122
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.995% 6/25/35	849,591	819,153
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.890% 3/25/35	875,000	811,949
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.370% 8/25/36	249,223	246,236
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.905% 6/28/35	707,503	697,520
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.920% 7/25/35	437,427	435,364
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.693% 10/25/28	119	120
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.540% 1/25/36	924,960	918,335
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.430% 9/25/35	319,322	318,095
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.550% 8/25/35	275,991	272,796
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.670% 3/25/35	222,150	219,588
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.570% 10/25/35	730,000	702,598
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.580% 9/25/35	354,774	349,797
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.410% 11/25/35	462,807	458,678
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.600% 11/25/35	570,201	559,587

	Principal Amount	Value
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.450% 1/25/37	$636,624	$630,726
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.510% 3/25/36	14,915	14,914
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.530% 8/25/35	178,959	177,665

		14,145,117

Other ABS — 9.4%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.361% 3/15/41	707,795	695,606
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.361% 6/15/41	699,605	681,624
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	1,085,526	1,141,867
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.763% 7/20/26	1,000,000	994,888
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	737,995	736,611
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.911% 12/15/42	1,332,904	1,339,762
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,512,816	1,512,013
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	700,000	698,431
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	393,562	392,893
Belhurst CLO Ltd., Series 2006-1A, Class B FRN (a) 0.631% 1/15/20	1,500,000	1,499,759
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.674% 7/15/26	1,010,000	999,631
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	880,000	873,400
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.748% 4/17/25	1,520,000	1,514,083

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	$389,500	$399,639
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.342% 8/18/21	1,361,394	1,357,592
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	572,291	571,909
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	821,892	822,391
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,285,113	1,349,368
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	979,167	971,353
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.082% 7/15/23	779,563	784,082
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.481% 7/15/24	506,667	523,444
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.685% 7/15/26	1,275,000	1,264,544
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	631,585	625,764
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	960,000	959,400
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	312,598	308,859
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 0.474% 4/25/19	887,648	885,287
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	819,375	815,214
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.384% 4/25/25	1,505,000	1,476,188
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	99,299	99,857
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	420,000	420,000

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.407% 6/02/17	$575,000	$583,848
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	1,011,798	999,435
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	858,959	863,517
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	310,021	311,378
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	468,489	466,729
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	501,763	503,570
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.681% 1/18/26	790,000	783,423
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.462% 5/01/22	1,567,815	1,558,985
LCM Ltd., Series 10AR, Class AR FRN (a) 1.491% 4/15/22	1,400,000	1,393,146
LCM Ltd., Series 16A, Class A FRN (a) 1.758% 7/15/26	1,250,000	1,242,459
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.731% 7/20/26	1,250,000	1,245,896
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	600,130	604,331
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.115% 4/25/35	1,352,099	1,335,422
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	795,403	795,921
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/20/31	1,350,753	1,341,357
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	217,846	218,086
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	581,447	580,758

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	$487,893	$487,304
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	58,119	58,063
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	500,000	498,627
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	287,288	287,607
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	320,000	319,277
RAAC, Series 2006-RP2, Class A FRN (a) 0.420% 2/25/37	732,600	725,819
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.652% 11/08/24	550,000	547,305
SBA Tower Trust, Series 2014-1A, Class C STEP (a) 2.898% 10/15/44	850,000	852,229
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	794,251	790,392
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	684,691	691,813
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	183,099	186,004
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	128,602	131,403
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,115,950	1,176,630
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,271,046	1,267,894
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	650,000	651,871
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	173,087	176,768
TAL Advantage LLC, Series 2006-1A FRN (a) 0.356% 4/20/21	506,667	502,887

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$851,109	$844,544
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.862% 12/10/18	1,275,000	1,276,651
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.561% 10/15/15	1,040,000	1,044,295
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.661% 7/15/41	692,131	715,937
Triton Container Finance LLC, Series 2007-1A, Class NOTE FRN (a) 0.310% 2/26/19	281,250	281,158
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	995,276	983,353

		56,041,551

Student Loans ABS — 2.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.363% 8/25/26	75,482	75,279
Access Group, Inc., Series 2004-A, Class A2 FRN 0.494% 4/25/29	520,267	516,792
Access Group, Inc., Series 2003-A, Class A3 FRN 1.220% 7/01/38	917,896	842,084
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.361% 3/15/26	521,792	518,174
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.654% 1/25/47	1,075,000	908,375
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	650,000	646,347
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	450,000	444,825
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.907% 6/15/43	100,000	97,160
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.333% 8/25/25	573,285	572,395
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.353% 11/25/26	340,019	338,268

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.534% 10/28/41	$315,087	$314,152
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.565% 9/27/35	685,000	658,367
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.300% 11/27/28	833,184	823,944
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.320% 10/25/27	1,419,699	1,401,621
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.360% 2/25/28	1,171,625	1,168,377
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.515% 6/25/27	1,471,198	1,455,777
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	930,000	929,454
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.820% 11/25/47	972,110	966,695
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.970% 4/25/46	235,278	236,131
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.446% 5/28/26	111,166	111,061
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.401% 7/15/36	394,568	392,307
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.454% 3/25/44	528,495	469,866
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.891% 12/15/38	680,347	638,504
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	100,000	100,000
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.561% 8/15/25	307,638	310,741
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.405% 8/25/32	1,200,000	1,199,985
Social Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	1,253,818	1,267,494

		17,404,175

	Principal Amount	Value
WL Collateral CMO — 0.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.690% 8/25/34	$140,693	$136,584
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	35,981	35,278
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.904% 9/25/33	9,425	9,014
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.475% 8/25/34	27,751	26,236
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.409% 8/25/34	100,105	84,928
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.420% 8/25/36	136,991	126,118
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.408% 2/25/34	240,291	242,872
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.448% 7/25/33	6,576	6,488
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	12,565	11,777
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	328	329
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.569% 3/25/34	63,484	62,963
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.513% 4/25/44	152,552	158,012

		900,599

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.419% 11/25/37	245,311	242,882
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.759% 6/25/32	41,053	39,623

		282,505

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $147,622,810)		147,570,362

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.5%
Collateralized Mortgage Obligations — 4.9%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	$2,978,292	$3,059,492
Series 3990, Class VA 3.500% 1/15/25	1,748,801	1,866,027
Series 4290, Class CA 3.500% 12/15/38	3,947,084	4,140,067
Series 4328, Class DA 4.000% 1/15/36	3,194,511	3,413,258
Series 4325, Class MA 4.000% 9/15/39	3,839,554	4,101,248
Series 4336, Class MA 4.000% 1/15/40	6,005,616	6,417,928
Series 4323, Class CA 4.000% 3/15/40	1,742,449	1,861,730
Federal National Mortgage Association Series 2014-14, Class A 3.500% 2/25/37	2,116,910	2,219,744
Series 2014-48, Class AB 4.000% 10/25/40	1,880,077	2,006,509

		29,086,003

Pass-Through Securities — 0.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.380% 3/01/37 FRN	878,461	941,596
Pool #E00856 7.500% 6/01/15	351	354
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	142,666	152,303
Pool #725692 2.270% 10/01/33 FRN	178,370	188,769
Pool #888586 2.340% 10/01/34 FRN	367,227	389,665
Pool #684154 5.500% 2/01/18	10,199	10,744
Pool #702331 5.500% 5/01/18	161,222	170,609
Pool #725796 5.500% 9/01/19	802,527	860,197
Pool #844564 5.500% 12/01/20	161,827	175,071
Government National Mortgage Association Pool #507545 7.500% 8/15/29	33,492	39,942
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	444,496	460,404

	Principal Amount	Value
Pool #82462 3.500% 1/20/40 FRN	$359,573	$375,690

		3,765,344

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $32,696,535)		32,851,347

U.S. TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Bonds & Notes — 25.3%
U.S. Treasury Note (c) (d) 0.875% 11/15/17	97,100,000	96,595,536
U.S. Treasury Note 1.000% 12/15/17	53,520,000	53,398,745

		149,994,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,164,471)		149,994,281

TOTAL BONDS & NOTES (Cost $575,926,102)		575,899,064

	Notional Amount

PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial — 0.2%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$48,380,000	1,279,540

TOTAL PURCHASED OPTIONS (Cost $848,888)		1,279,540

TOTAL LONG-TERM INVESTMENTS (Cost $576,774,990)		577,178,604

SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 3.7%
Holcim US Finance Sarl & Cie (a) 0.380% 1/07/15	1,000,000	999,937
Holcim US Finance Sarl & Cie (a) 0.380% 2/04/15	3,500,000	3,498,744
Hyundai Capital America (a) 0.380% 1/21/15	4,000,000	3,999,156
Mondelez International, Inc. (a) 0.350% 1/02/15	4,295,000	4,294,958
National Grid USA (a) 0.380% 2/03/15	3,000,000	2,998,955
Sempra Energy Holdings (a) 0.500% 3/12/15	3,000,000	2,997,083

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC (a) 0.470% 6/08/15	$3,000,000	$2,993,812

		21,782,645

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	27,559	27,559

TOTAL SHORT-TERM INVESTMENTS (Cost $21,810,204)		21,810,204

TOTAL INVESTMENTS — 100.8% (Cost $598,585,194) (e)		598,988,808

Other Assets/(Liabilities) — (0.8)%		(4,491,834)

NET ASSETS — 100.0%		$594,496,974

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $171,913,549 or 28.92% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2014, these securities amounted to a value of $396,955 or 0.07% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 137.8%

CORPORATE DEBT — 3.5%
Auto Manufacturers — 0.3%
Nissan Motor Acceptance Corp. FRN (a) 0.785% 3/03/17	$1,100,000	$1,103,499

Banks — 0.9%
Deutsche Bank AG FRN 0.843% 2/13/17	1,750,000	1,752,508
First Horizon National Corp. 5.375% 12/15/15	390,000	403,767
The Huntington National Bank FRN 0.658% 4/24/17	765,000	764,206

		2,920,481

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	713,273

Diversified Financial — 1.3%
Ford Motor Credit Co. LLC 12.000% 5/15/15	700,000	727,543
The Goldman Sachs Group, Inc. FRN 0.860% 6/04/17	1,625,000	1,621,651
The Goldman Sachs Group, Inc. FRN 1.043% 12/15/17	2,250,000	2,246,677

		4,595,871

Oil & Gas — 0.4%
Petrobras Global Finance BV FRN 2.603% 3/17/17	970,000	895,407
Transocean, Inc. 4.950% 11/15/15	548,000	549,373

		1,444,780

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	945,000	1,037,380

Telecommunications — 0.1%
GTP Acquisition Partners I LLC (a) 4.347% 6/15/41	430,000	437,962

TOTAL CORPORATE DEBT (Cost $7,569,489)		12,253,246

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority FRN 1.133% 4/26/27	275,062	272,378

TOTAL MUNICIPAL OBLIGATIONS (Cost $275,062)		272,378

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.8%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.666% 10/20/20	$250,000	$250,000

Automobile ABS — 10.8%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	195,914	195,781
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	597,604	596,983
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	406,751	406,966
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	202,902	203,103
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	1,000,000	998,770
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	266,553	267,188
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	47,514	47,561
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B FRN 0.477% 4/09/18	1,700,000	1,699,411
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	259,724	259,640
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	130,563	130,593
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	103,417	103,451
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.711% 3/15/20	100,654	100,706
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	419,912
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	416,238	416,977
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,275,070	1,279,050

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1 FRN 0.486% 2/21/17	$860,000	$858,447
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.516% 5/20/16	1,065,000	1,065,159
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	1,133,243	1,132,804
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	32,874	32,874
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	394,444	392,648
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	296,927	296,853
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	63,336	63,423
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	282,160	282,884
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.607% 5/07/24	410,045	409,895
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.907% 11/07/23	239,500	239,687
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	658,968	657,033
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	272,099	271,588
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	636,930	635,125
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	273,935	274,567
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	900,000	897,768
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	573,713	574,816
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	429,324	430,660
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	280,516	282,561
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	599,268	600,987

	Principal Amount	Value
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	$185,900	$188,353
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	261,299	265,038
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	1,000,000	1,001,066
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	250,000	250,662
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	1,121,743	1,124,382
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	680,000	680,881
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	250,265	250,262
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	116,391	116,403
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	400,000	399,758
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	312,838	312,933
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	602,700	602,317
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	414,445	413,579
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	106,433	106,563
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	369,431	369,646
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	137,725	137,796
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	374,717	374,275
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	307,467	307,937
First Investors Auto Owner Trust, Series 2013-3A, Class A2 (a) 0.890% 9/15/17	683,121	683,533

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	$528,195	$528,697
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	900,000	898,342
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	380,217	381,105
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	504,486	503,323
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	474,158	472,698
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 0.920% 10/25/19	1,300,000	1,300,000
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	800,000	800,375
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	266,318	266,096
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	85,000	85,114
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B FRN 0.481% 1/16/18	680,000	680,001
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.531% 6/15/17	212,642	212,643
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.541% 4/17/17	211,757	211,791
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B FRN 0.561% 4/16/18	900,000	900,000
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3 (a) 1.020% 1/16/18	1,975,157	1,978,208
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	510,000	511,107
Santander Drive Auto Receivables Trust, Series 2012-4, Class B 1.830% 3/15/17	330,779	331,361
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	400,000	406,045
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	699,460	699,243

	Principal Amount	Value
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3 (a) 1.990% 4/15/19	$234,929	$235,429
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	580,000	579,927
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	465,000	464,849
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	340,000	339,787
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	346,206	346,660
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	39,104	39,131

		37,283,187

Commercial MBS — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.547% 6/10/49	300,000	321,818
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.152% 9/10/47	1,036,190	1,057,489
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4 VRN 5.575% 4/12/38	405,775	420,729
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.961% 3/15/29	520,000	517,200
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	403,643	405,724
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	450,000	455,350
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,481,240	1,333,116
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $300,000) (a) (b) 2.750% 7/20/30	198,473	198,477
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	409,089	408,962

		5,118,865

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.440% 8/25/35	$103,685	$102,984
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.660% 8/25/35	417,996	416,016
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.845% 2/25/35	83,835	83,125
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M2 FRN 0.830% 5/25/35	174,829	174,260
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.630% 9/25/34	51,162	50,812
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.660% 12/25/35	573,009	570,892
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.460% 7/25/36	197,159	196,552
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.590% 5/25/36	379,641	371,037
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.600% 5/25/35	246,938	245,944
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.830% 10/25/35	62,003	61,808
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.950% 12/25/32	136,885	136,888
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.995% 6/25/35	522,312	503,600
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.845% 3/25/35	311,387	308,532
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.905% 6/28/35	554,905	547,074
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.620% 8/25/35	186,447	184,860
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.550% 8/25/35	155,245	153,448

		4,107,832

	Principal Amount	Value
Other ABS — 11.4%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.361% 3/15/41	$966,413	$949,769
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.361% 6/15/41	699,605	681,624
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.361% 9/15/41	380,398	373,165
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.361% 12/15/41	736,603	725,225
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	395,354	394,613
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.911% 12/15/42	1,242,737	1,249,131
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	736,503	736,112
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	340,000	339,238
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	688,734	687,563
CCG Receivables Truste, Series 2013-1, Class A2, ABS, 144A (a) 1.050% 8/14/20	257,874	258,164
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	1,400,000	1,399,912
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.342% 8/18/21	2,110,917	2,105,022
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	586,454	589,322
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	109,003	109,134
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	489,583	485,676
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.082% 7/15/23	665,480	669,339
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1 FRN (a) 0.480% 4/12/20	475,441	471,298

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	$1,200,000	$1,199,250
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 0.474% 4/25/19	426,165	425,032
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A FRN 0.546% 7/20/19	640,000	640,000
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	1,079,647	1,074,164
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	750,000	734,791
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	119,655	120,328
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.407% 6/02/17	375,000	380,770
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	621,279	613,688
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	284,596	283,527
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.462% 5/01/22	671,921	668,137
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	587,115	587,233
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	800,000	793,757
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	708,617	713,578
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.115% 4/25/35	741,106	731,965
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	117,352	117,481
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	348,868	348,455
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1 (a) 0.997% 2/15/45	400,000	399,856

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	$501,218	$501,242
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	268,341	268,017
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	74,862	74,811
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	211,887	211,682
Octagon Loan Funding Ltd., Series 2014-1A, Class X FRN (a) 1.196% 11/18/26	1,165,000	1,164,399
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	260,000	259,995
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	180,000	179,593
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.711% 2/15/18	2,100,000	2,092,939
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.761% 2/15/19	1,490,000	1,487,155
PFS Financing Corp., Series 2014-BA, Class A FRN (a) 0.761% 10/15/19	1,000,000	1,000,002
RAAC, Series 2006-RP2, Class A FRN (a) 0.420% 2/25/37	375,458	371,982
RAAC, Series 2005-RP2, Class M1 FRN (a) 0.820% 6/25/35	382,587	382,043
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	988,736	1,004,422
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	353,139	358,694
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	234,161	234,537
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	451,960	476,535
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	325,000	325,936
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	753,536	749,052

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage LLC, Series 2006-1A FRN (a) 0.356% 4/20/21	$533,333	$529,354
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	425,554	422,272
TAL Advantage LLC, Series 2010-1A, Class A (a) 3.250% 7/21/25	558,333	565,045
TICP CLO III Ltd., Series 2014-3A, Class X FRN 1.235% 1/20/27	425,000	424,922
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.862% 12/10/18	1,620,000	1,622,098
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.561% 10/15/15	754,000	757,114
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.661% 7/15/41	412,333	426,515
Triton Container Finance LLC, Series 2007-1A, Class NOTE FRN (a) 0.310% 2/26/19	166,667	166,612
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	542,878	536,375
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	917,931	923,052

		39,572,714

Student Loans ABS — 9.7%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.969% 12/26/44	3,020,676	3,012,068
Access Group, Inc., Series 2007-1, Class A2 FRN 0.264% 4/25/17	807,217	806,281
Access Group, Inc., Series 2006-1, Class A2 FRN 0.343% 8/25/23	820,237	814,260
Access Group, Inc., Series 2007-A, Class A2 FRN 0.363% 8/25/26	47,673	47,544
Access Group, Inc., Series 2005-2, Class A3 FRN 0.413% 11/22/24	228,902	227,371
Access Group, Inc., Series 2005-A, Class A2 FRN 0.454% 4/27/26	289,619	289,369
Access Group, Inc., Series 2005-B, Class A2 FRN 0.464% 7/25/22	234,490	233,517

	Principal Amount	Value
Access Group, Inc., Series 2004-A, Class A2 FRN 0.494% 4/25/29	$327,265	$325,079
Access Group, Inc., Series 2003-A, Class A3 FRN 1.220% 7/01/38	262,256	240,595
Access Group, Inc., Series 2008-1, Class A FRN 1.534% 10/27/25	638,698	644,014
ALG Student Loan Trust I, Series 2006-1A, Class A2 FRN (a) 0.333% 4/28/20	405,195	404,816
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.361% 3/15/26	1,367,841	1,358,357
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.654% 1/25/47	675,000	570,375
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.465% 9/28/26	642,843	640,315
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	1,150,000	1,143,537
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	350,000	345,975
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.907% 6/15/43	150,000	145,741
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.620% 6/25/22	335,427	335,429
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.303% 5/25/23	132,974	132,097
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.333% 8/25/25	612,699	611,747
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.353% 11/25/26	252,181	250,882
KeyCorp Student Loan Trust, Series 2006-A, Class 2A3 FRN 0.445% 6/27/29	1,198,796	1,191,335
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.534% 10/28/41	1,601,869	1,597,113
KeyCorp Student Loan Trust, Series 2000-A, Class A2 FRN 0.553% 5/25/29	440,104	412,217

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.565% 9/27/35	$1,120,000	$1,076,454
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.300% 11/27/28	517,451	511,713
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.320% 10/25/27	864,164	853,161
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.360% 2/25/28	1,529,713	1,525,472
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.515% 6/25/27	487,493	482,383
Navient Private Education Loan Trust, Series 2014-AA, Class A1 FRN (a) 0.641% 5/16/22	1,106,963	1,106,965
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.505% 6/25/41	529,241	478,128
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.820% 11/25/47	486,055	483,347
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.970% 4/25/46	123,831	124,280
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.669% 6/25/41	295,000	269,569
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.446% 5/28/26	260,050	259,804
Pennsylvania Higher Education Assistance Agency FRN 0.834% 4/25/19	146,825	146,997
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.650% 4/25/44	450,000	447,694
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.401% 7/15/36	1,081,116	1,074,921
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.304% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.421% 3/15/19	83,479	83,448
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.434% 1/25/16	2,400	2,400

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.461% 12/15/17	$117,227	$117,170
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.734% 10/25/17	62,867	62,941
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.761% 7/15/22	1,144,356	1,145,337
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.891% 12/15/38	463,873	435,344
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.911% 10/16/23	255,667	256,324
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.261% 12/15/21	1,208,299	1,211,951
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.261% 8/15/23	196,947	197,956
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.434% 7/27/26	858,483	873,690
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.561% 8/15/25	219,742	221,958
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.640% 6/17/30	600,000	600,000
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.405% 8/25/32	900,000	899,989
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.770% 6/25/25	1,222,288	1,234,688
South Carolina Student Loan Corp., Series 2005-1, Class A2 FRN 0.356% 12/01/20	284,464	282,814

		33,746,932

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.869% 3/25/45	304,469	290,657

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.419% 11/25/37	$120,572	$119,378

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $120,409,061)		120,489,565

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 FRN 3.500% 1/20/40	239,715	250,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $254,473)		250,460

U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bonds & Notes — 99.3%
U.S. Treasury Inflation Index (c) 0.125% 4/15/16	14,060,183	14,017,342
U.S. Treasury Inflation Index (c) (d) (e) 0.125% 4/15/17	19,173,370	19,188,344
U.S. Treasury Inflation Index (c) 0.125% 4/15/18	17,298,385	17,233,516
U.S. Treasury Inflation Index (c) 0.125% 4/15/19	25,851,069	25,566,293
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	15,453,538	15,030,976
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	14,729,611	14,351,016
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	14,916,440	14,423,496
U.S. Treasury Inflation Index 0.125% 7/15/24	14,525,436	13,988,677
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	16,122,478	15,939,843
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	13,733,024	13,905,758
U.S. Treasury Inflation Index (c) 0.625% 1/15/24	23,401,092	23,501,646
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	3,821,360	3,592,675
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	6,010,919	5,840,456
U.S. Treasury Inflation Index (c) 1.125% 1/15/21	12,911,785	13,413,123

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	$11,078,540	$11,627,271
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	5,307,543	5,559,237
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	6,116,250	6,419,671
U.S. Treasury Inflation Index (c) 1.375% 2/15/44	12,317,897	13,941,358
U.S. Treasury Inflation Index (c) 1.625% 1/15/18	5,440,512	5,696,809
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	3,071,622	3,477,411
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	5,938,561	6,373,744
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	6,113,451	7,005,635
U.S. Treasury Inflation Index (c) (d) 2.125% 1/15/19	4,904,977	5,270,550
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	3,482,594	4,514,312
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	3,008,933	3,928,538
U.S. Treasury Inflation Index (c) 2.375% 1/15/17	5,616,484	5,892,484
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	9,195,956	10,796,623
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	4,174,096	4,995,545
U.S. Treasury Inflation Index 2.500% 7/15/16	2,857,170	2,978,377
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	6,049,656	7,506,770
U.S. Treasury Inflation Index (c) (d) 2.625% 7/15/17	5,739,907	6,153,358
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,133,935	3,026,520
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	5,307,218	7,294,521
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	7,568,761	10,832,789

		343,284,684

TOTAL U.S. TREASURY OBLIGATIONS (Cost $346,928,963)		343,284,684

TOTAL BONDS & NOTES (Cost $475,437,048)		476,550,333

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$12,290,000	$325,042

TOTAL PURCHASED OPTIONS (Cost $215,643)		325,042

TOTAL LONG-TERM INVESTMENTS (Cost $475,652,691)		476,875,375

	Principal Amount
SHORT-TERM INVESTMENTS — 46.0%
Commercial Paper — 45.8%
Airgas, Inc. (a) 0.440% 3/16/15	$5,000,000	4,995,478
Amphenol Corp. (a) 0.320% 1/05/15	2,550,000	2,549,909
Amphenol Corp. (a) 0.500% 3/11/15	2,500,000	2,497,604
Apache Corp. (a) 0.400% 1/05/15	2,500,000	2,499,889
AutoZone, Inc. (a) 0.400% 1/08/15	5,000,000	4,999,611
Baxter International, Inc. (a) 0.400% 1/26/15	5,000,000	4,998,611
Block Financial LLC (a) 0.470% 2/02/15	5,000,000	4,997,911
Canadian Natural Resources Ltd. (a) 0.430% 1/13/15	5,000,000	4,999,283
Carnival Corp. (a) 0.700% 3/18/15	3,000,000	2,995,567
CBS Corp. (a) 0.400% 1/20/15	5,000,000	4,998,944
Centrica PLC (a) 0.750% 1/15/15	5,000,000	4,998,542
Commonwealth Edison Co. (a) 0.450% 2/03/15	5,000,000	4,997,938
COX Enterprises, Inc. (a) 0.370% 1/06/15	5,000,000	4,999,743
Dominion Resources, Inc. (a) 0.430% 2/23/15	5,000,000	4,996,835
Duke Energy Corp. (a) 0.350% 2/24/15	4,500,000	4,497,638

	Principal Amount	Value
Ecolab, Inc. (a) 0.450% 3/04/15	$5,000,000	$4,996,125
Equifax, Inc. (a) 0.406% 2/18/15	5,000,000	4,997,333
FMC Corp. (a) 0.450% 3/04/15	5,000,000	4,996,125
FMC Technologies, Inc. (a) 0.380% 1/02/15	1,000,000	999,989
Holcim US Finance SARL & Cie (a) 0.380% 1/07/15	5,000,000	4,999,683
Hyundai Capital America (a) 0.380% 1/21/15	5,000,000	4,998,944
Marriott International, Inc. (a) 0.520% 3/12/15	5,000,000	4,994,944
National Grid USA (a) 0.360% 2/03/15	5,000,000	4,998,350
ONEOK Partners LP (a) 0.420% 1/13/15	5,000,000	4,999,300
Pall Corp. (a) 0.350% 1/08/15	5,000,000	4,999,660
Pentair Finance (a) 0.380% 1/12/15	3,000,000	2,999,652
Plains All American Pipeline LP (a) 0.370% 2/02/15	5,000,000	4,998,356
PPG Industries, Inc. 0.430% 1/13/15	5,000,000	4,999,283
Reckitt Benckiser Treasury Services PLC (a) 0.370% 4/21/15	6,000,000	5,993,217
Rockwell Collins, Inc. (a) 0.340% 1/23/15	5,000,000	4,998,961
Sempra Energy Holdings (a) 0.420% 2/06/15	1,000,000	999,580
Sempra Energy Holdings (a) 0.450% 3/06/15	545,000	544,564
Sempra Energy Holdings (a) 0.715% 3/06/15	2,500,000	2,496,889
Starwood Hotels (a) 0.380% 1/15/15	5,000,000	4,999,261
Tate & Lyle International Finance PLC (a) 0.010% 2/18/15	5,000,000	4,996,800
Vodafone Group PLC (a) 0.490% 4/10/15	1,000,000	998,653
Vodafone Group PLC (a) 0.550% 4/08/15	4,000,000	3,994,072
Xcel Energy, Inc. (a) 0.380% 1/09/15	4,500,000	4,499,620

		158,522,864

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (f)	$559,606	$559,606

TOTAL SHORT-TERM INVESTMENTS (Cost $159,082,470)		159,082,470

TOTAL INVESTMENTS — 183.9% (Cost $634,735,161) (g)		635,957,845

Other Assets/(Liabilities) — (83.9)%		(290,216,601)

NET ASSETS — 100.0%		$345,741,244

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $238,474,052 or 68.97% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2014, these securities amounted to a value of $198,477 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	Maturity value of $559,606. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/20/28, and an aggregate market value, including accrued interest, of $572,382.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,292,900

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,292,900

TOTAL EQUITIES (Cost $3,250,000)		3,292,900

	Principal Amount
BONDS & NOTES — 98.7%

CORPORATE DEBT — 46.2%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	1,603,028
WPP Finance 2010 4.750% 11/21/21	635,000	694,311
WPP Finance 2010 5.625% 11/15/43	3,100,000	3,541,902

		5,839,241

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,587,468
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,549,328
L-3 Communications Corp. 4.750% 7/15/20	105,000	112,762
United Technologies Corp. 6.125% 7/15/38	465,000	613,398

		4,862,956

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	775,000	742,691
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,835,414
Philip Morris International, Inc. 6.375% 5/16/38	225,000	287,676

		2,865,781

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	730,000	733,650
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	315,000	322,822

	Principal Amount	Value
United Air Lines, Inc. (b) 10.110% 2/19/49	$172,858	$68,711
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	895,000	908,425

		2,033,608

Auto Manufacturers — 0.4%
General Motors Co. 3.500% 10/02/18	1,425,000	1,453,500
General Motors Co. 5.200% 4/01/45	1,725,000	1,819,875
Hyundai Capital America (a) 1.450% 2/06/17	2,080,000	2,072,183
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,150,158

		6,495,716

Automotive & Parts — 0.2%
Lear Corp. 4.750% 1/15/23	625,000	623,438
Lear Corp. 8.125% 3/15/20	1,929,000	2,030,272
TRW Automotive, Inc. (a) 7.250% 3/15/17	950,000	1,049,750

		3,703,460

Banks — 4.0%
Associated Banc-Corp. 2.750% 11/15/19	3,075,000	3,072,694
Associated Banc-Corp. 4.250% 1/15/25	4,885,000	4,898,492
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,087,892
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,644,952
Bank of America Corp. 4.000% 4/01/24	2,525,000	2,629,093
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,009,396
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,277,619
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,718,115
Barclays PLC 4.375% 9/11/24	1,585,000	1,527,466
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,275,714
Deutsche Bank AG 1.400% 2/13/17	1,500,000	1,496,873
Deutsche Bank AG 2.500% 2/13/19	2,365,000	2,393,957
Discover Bank 2.000% 2/21/18	1,920,000	1,914,997

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Export-Import Bank of Korea 1.750% 2/27/18	$705,000	$701,094
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,048,330
First Horizon National Corp. 5.375% 12/15/15	3,666,000	3,795,413
FirstMerit Corp. 4.350% 2/04/23	645,000	677,530
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,194,944
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,898,210
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,358,604
ICICI Bank Ltd. (a) 5.500% 3/25/15	3,224,000	3,254,048
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,711,455
KFW 2.125% 1/17/23	4,590,000	4,581,591
Morgan Stanley 4.875% 11/01/22	750,000	796,559
MUFG Union Bank NA 2.625% 9/26/18	550,000	558,110
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,031,330
Regions Financial Corp. 7.500% 5/15/18	895,000	1,039,001
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	760,000	764,925
State Street Corp. 3.300% 12/16/24	2,465,000	2,501,839
SVB Financial Group 5.375% 9/15/20	515,000	579,098
UBS AG 5.750% 4/25/18	1,500,000	1,687,409
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,853,838
Wachovia Bank NA 6.600% 1/15/38	690,000	955,644
Wells Fargo & Co. 4.600% 4/01/21	345,000	383,867

		61,320,099

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	162,025
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	815,000	760,160

		922,185

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,803,440

	Principal Amount	Value
Building Materials — 0.7%
CRH America, Inc. 8.125% 7/15/18	$1,730,000	$2,070,469
Elementia SAB de CV (a) 5.500% 1/15/25	1,050,000	1,008,000
Lafarge SA 6.500% 7/15/16	1,305,000	1,389,825
Martin Marietta Material, Inc. FRN 1.357% 6/30/17	1,540,000	1,556,885
Masco Corp. 4.800% 6/15/15	2,510,000	2,548,674
Owens Corning, Inc. 4.200% 12/01/24	1,365,000	1,347,072
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,506,670

		11,427,595

Chemicals — 2.0%
Ashland, Inc. 4.750% 8/15/22	10,540,000	10,540,000
Ashland, Inc. 6.875% 5/15/43	3,378,000	3,597,570
Cabot Corp. 5.000% 10/01/16	2,440,000	2,587,020
Cytec Industries, Inc. 3.500% 4/01/23	520,000	520,988
Cytec Industries, Inc. 8.950% 7/01/17	225,000	257,082
The Dow Chemical Co. 8.550% 5/15/19	375,000	466,217
Ecolab, Inc. 4.350% 12/08/21	650,000	708,233
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	978,553
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,642,000	2,702,570
Methanex Corp. 5.250% 3/01/22	550,000	590,819
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,785,000	4,940,512
RPM International, Inc. 6.125% 10/15/19	800,000	909,220
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,536,442
Valspar Corp. 7.250% 6/15/19	650,000	761,463

		31,096,689

Commercial Services — 0.6%
The ADT Corp. 2.250% 7/15/17	2,015,000	1,949,512
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,409,668
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,400,000	1,385,125

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$462,000	$466,620
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	464,755
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	456,670
Leidos Holdings, Inc. 4.450% 12/01/20	1,825,000	1,753,739
The Western Union Co. 5.930% 10/01/16	1,405,000	1,508,529

		9,394,618

Computers — 0.5%
Apple, Inc. 1.000% 5/03/18	2,700,000	2,659,932
Apple, Inc. 2.400% 5/03/23	1,875,000	1,822,494
SanDisk Corp., Convertible 0.500% 10/15/20	2,874,000	3,452,393

		7,934,819

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	400,000	357,000
Avon Products, Inc. 6.500% 3/01/19	885,000	882,788
The Procter & Gamble Co. 5.800% 8/15/34	270,000	358,912

		1,598,700

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	175,723
Ingram Micro, Inc. 4.950% 12/15/24	3,265,000	3,263,923

		3,439,646

Diversified Financial — 5.3%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	5,300,000	5,366,250
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,531,542
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,536,313
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,834,125
Air Lease Corp. 5.625% 4/01/17	600,000	646,500
American Express Co. VRN 6.800% 9/01/66	200,000	209,500
American Express Co. 8.125% 5/20/19	610,000	754,588
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,337,638
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,751,876

	Principal Amount	Value
Citigroup, Inc. 4.750% 5/19/15	$590,000	$598,697
Citigroup, Inc. 5.875% 5/29/37	550,000	666,251
Citigroup, Inc. 5.875% 1/30/42	800,000	1,006,269
Citigroup, Inc. 8.125% 7/15/39	225,000	344,460
Citigroup, Inc. 8.500% 5/22/19	688,000	857,294
Eaton Vance Corp. 3.625% 6/15/23	707,000	721,504
Eaton Vance Corp. 6.500% 10/02/17	91,000	102,101
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,898,113
General Electric Capital Corp. 5.500% 1/08/20	600,000	686,746
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	2,114,688
General Motors Financial Co., Inc. 2.625% 7/10/17	1,415,000	1,421,134
General Motors Financial Co., Inc. 2.750% 5/15/16	1,320,000	1,341,450
General Motors Financial Co., Inc. 3.000% 9/25/17	1,895,000	1,916,376
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,008,627
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,796,993
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,850,859
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	471,416
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	556,223
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	654,283
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	710,417
Hyundai Capital America (a) 1.625% 10/02/15	995,000	999,081
Hyundai Capital America (a) 2.875% 8/09/18	910,000	928,378
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,676,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,240,000
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,065,000
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	6,974,075

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Janus Capital Group, Inc. 6.700% 6/15/17	$2,615,000	$2,893,304
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,637,628
Lazard Group LLC 4.250% 11/14/20	3,305,000	3,483,305
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,726,994
Legg Mason, Inc. 5.625% 1/15/44	1,775,000	2,030,346
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	945,000	1,002,113
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	783,829
Morgan Stanley 3.800% 4/29/16	850,000	878,066
Morgan Stanley 4.350% 9/08/26	905,000	910,407
Morgan Stanley 5.450% 1/09/17	1,526,000	1,638,488
Morgan Stanley 5.625% 9/23/19	1,415,000	1,597,244
Morgan Stanley 5.750% 1/25/21	225,000	258,289
Stifel Financial Corp. 4.250% 7/18/24	995,000	1,000,896

		81,416,574

Electric — 2.4%
The AES Corp. 7.750% 10/15/15	250,000	260,625
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,897,817
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,038,903
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	46,738
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,111,205
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,095,913
Georgia Power Co. 4.300% 3/15/42	717,000	752,966
IPALCO Enterprises, Inc. 5.000% 5/01/18	3,135,000	3,307,425
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	2,020,000	2,131,100
Kansas Gas & Electric Co. 5.647% 3/29/21	1,007,915	1,067,181
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,022,335
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,534,957

	Principal Amount	Value
National Fuel Gas Co. 3.750% 3/01/23	$985,000	$996,269
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,382,827
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,527,015
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	87,422
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	195,711
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	979,988
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,108,070
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	399,320
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,469,073
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,332,754
Southern California Edison Co. 5.950% 2/01/38	820,000	1,082,345
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,470,000	1,441,688
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,296,151
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	704,386	746,614
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,286,453
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,524,689

		36,123,554

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,807,000

Electronics — 0.5%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,455,047
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	811,130
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,341,894
Avnet, Inc. 4.875% 12/01/22	944,000	1,001,835
Jabil Circuit, Inc. 7.750% 7/15/16	1,430,000	1,531,887
Jabil Circuit, Inc. 8.250% 3/15/18	675,000	767,408
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,389,408

		8,298,609

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	$1,755,000	$1,756,053

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	750,000	777,517

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	44,224
Republic Services, Inc. 5.250% 11/15/21	795,000	900,166

		944,390

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	933,616
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	639,855
ConAgra Foods, Inc. 7.000% 4/15/19	755,000	879,436
Delhaize Group 6.500% 6/15/17	1,435,000	1,583,015
General Mills, Inc. 5.400% 6/15/40	65,000	76,716
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,638,702
Kraft Foods, Inc. 6.500% 2/09/40	381,000	507,772
Tyson Foods, Inc. 2.650% 8/15/19	485,000	489,418
Tyson Foods, Inc. 3.950% 8/15/24	1,010,000	1,044,058
Tyson Foods, Inc. 4.875% 8/15/34	745,000	817,243
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,785,557
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	530,000	533,732

		10,929,120

Forest Products & Paper — 0.2%
Domtar Corp. 9.500% 8/01/16	230,000	253,904
Domtar Corp. 10.750% 6/01/17	245,000	291,200
International Paper Co. 4.750% 2/15/22	700,000	763,694
International Paper Co. 7.300% 11/15/39	820,000	1,087,246
International Paper Co. 9.375% 5/15/19	290,000	370,200

		2,766,244

	Principal Amount	Value
Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	$700,000	$754,186
The Laclede Group, Inc. 4.700% 8/15/44	2,000,000	2,083,252

		2,837,438

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,187,303

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,070,630
Covidien International Finance SA 6.550% 10/15/37	95,000	124,094
Hospira, Inc. 5.200% 8/12/20	1,020,000	1,094,283
Johnson & Johnson 5.850% 7/15/38	245,000	334,576

		2,623,583

Health Care – Services — 0.5%
Anthem, Inc., Convertible 2.750% 10/15/42	1,000,000	1,721,250
Cigna Corp. 5.125% 6/15/20	650,000	724,373
Howard Hughes Medical Institute 3.500% 9/01/23	1,025,000	1,071,830
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	618,818
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	363,162
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,221,505
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,490,765

		8,211,703

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,391,050

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	883,527
Whirlpool Corp. 5.150% 3/01/43	295,000	326,651

		1,210,178

Household Products — 0.2%
Avery Dennison Corp. 3.350% 4/15/23	565,000	561,657
Jarden Corp., Convertible 1.500% 6/15/19	1,906,000	2,511,155

		3,072,812

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	$1,250,000	$1,246,192

Insurance — 3.2%
Aflac, Inc. 8.500% 5/15/19	585,000	731,087
The Allstate Corp. 5.550% 5/09/35	875,000	1,084,357
The Allstate Corp. VRN 5.750% 8/15/53	2,270,000	2,392,012
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,277,714
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	661,668
Brown & Brown, Inc. 4.200% 9/15/24	2,040,000	2,063,174
The Chubb Corp. VRN 6.375% 3/29/67	1,749,000	1,875,015
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,263,948
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,193,545
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,549,122
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	1,520,000	1,740,145
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	706,000	727,518
Lincoln National Corp. 4.300% 6/15/15	600,000	609,493
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,686,866
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,108,770
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,442,862
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	780,088
The Progressive Corp. 3.750% 8/23/21	40,000	42,850
The Progressive Corp. VRN 6.700% 6/15/37	2,589,000	2,800,651
Prudential Financial, Inc. 4.500% 11/15/20	700,000	759,707
Prudential Financial, Inc. VRN 5.200% 3/15/44	2,380,000	2,356,200
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,845,000	1,886,144
Prudential Financial, Inc. 6.200% 11/15/40	500,000	636,716
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,930,000	2,253,275
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	1,425,000	1,553,250

	Principal Amount	Value
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	$900,000	$900,094
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,364,687
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,954,942
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,939,372
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	1,029,524
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,513,997
Voya Financial, Inc. 5.500% 7/15/22	900,000	1,016,654
Voya Financial, Inc. VRN 5.650% 5/15/53	1,510,000	1,494,900
Willis Group Holdings PLC 4.125% 3/15/16	530,000	546,246
Willis North America, Inc. 7.000% 9/29/19	706,000	823,406

		49,059,999

Internet — 0.9%
Baidu, Inc. 2.750% 6/09/19	440,000	438,065
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,008,651
Expedia, Inc. 4.500% 8/15/24	6,190,000	6,250,482
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,977,699
LinkedIn Corp., Convertible (a) 0.500% 11/01/19	1,490,000	1,571,950

		14,246,847

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	2,000,000	1,994,258
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,709,264
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,700,000	1,711,062
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	1,023,000	1,094,345

		7,508,929

Iron & Steel — 0.9%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	826,042
ArcelorMittal 4.250% 8/05/15	4,107,000	4,168,605
ArcelorMittal 5.000% 2/25/17	245,000	254,800
ArcelorMittal 5.750% 8/05/20	1,700,000	1,763,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cliffs Natural Resources, Inc. 5.700% 1/15/18	$1,035,000	$672,750
Commercial Metals Co. 6.500% 7/15/17	855,000	910,575
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,102,563
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,734,500
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,792,180
Tupy Overseas SA (a) 6.625% 7/17/24	350,000	336,000

		14,561,765

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,091,772

Lodging — 0.9%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,616,250
Marriott International, Inc. 3.250% 9/15/22	2,000,000	2,008,036
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,474,243
Marriott International, Inc. 5.810% 11/10/15	425,000	442,459
Marriott International, Inc. 6.200% 6/15/16	2,003,000	2,144,654
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	347,169
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,602,257
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	561,679
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	9,678
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,675,044

		13,881,469

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	725,000	714,125
CNH Industrial Capital LLC (a) 3.375% 7/15/19	1,595,000	1,523,225
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	888,470
CNH Industrial Capital LLC 6.250% 11/01/16	1,705,000	1,785,988
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,314,579
Xylem, Inc. 4.875% 10/01/21	585,000	631,999

		6,858,386

	Principal Amount	Value
Manufacturing — 1.3%
Bombardier, Inc. (a) 4.250% 1/15/16	$1,750,000	$1,767,500
Harsco Corp 2.700% 10/15/15	7,308,000	7,298,865
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,114,431
SPX Corp. 6.875% 9/01/17	1,370,000	1,496,725
Textron, Inc. 4.625% 9/21/16	5,000,000	5,290,070
Textron, Inc. 6.200% 3/15/15	3,000,000	3,030,015

		19,997,606

Media — 0.9%
21st Century Fox America Co. 6.900% 8/15/39	525,000	711,734
CBS Corp. 7.875% 7/30/30	970,000	1,355,688
Comcast Corp. 6.400% 5/15/38	1,035,000	1,381,937
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,152,500
Globo Comunicacao e Participacoes SA STEP (a) 6.250% 7/29/49	2,110,000	2,158,530
Grupo Televisa SAB 6.625% 1/15/40	164,000	198,839
NBCUniversal Media LLC 6.400% 4/30/40	100,000	133,979
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	856,269
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	287,674
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	451,816
Time Warner, Inc. 4.700% 1/15/21	900,000	985,110
Time Warner, Inc. 6.100% 7/15/40	950,000	1,156,932
Time Warner, Inc. 6.250% 3/29/41	15,000	18,626
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,269,143

		13,118,777

Mining — 0.6%
Freeport-McMoRan, Inc. 2.375% 3/15/18	810,000	801,094
Freeport-McMoRan, Inc. 4.000% 11/14/21	5,310,000	5,261,159
Freeport-McMoRan, Inc. 5.450% 3/15/43	1,210,000	1,144,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.250% 1/23/17	$1,626,000	$1,734,308
Vale Overseas Ltd. 6.875% 11/10/39	490,000	521,879
Vulcan Materials Co. 6.500% 12/01/16	109,000	116,085

		9,578,669

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,919,275
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,178,901
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	292,796
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	205,738

		3,596,710

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	115,432

Oil & Gas — 3.0%
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,081,525
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,341,625
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	323,325
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,428,512
Conoco, Inc. 6.950% 4/15/29	230,000	306,402
ConocoPhillips 6.500% 2/01/39	675,000	896,836
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,271,977
Devon Energy Corp. 6.300% 1/15/19	660,000	753,317
Ecopetrol SA 4.250% 9/18/18	290,000	301,600
EQT Corp. 4.875% 11/15/21	835,000	902,056
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,433,789
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,165,601
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,725,500
Nexen, Inc. 7.500% 7/30/39	145,000	201,238
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	231,795
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,413,622

	Principal Amount	Value
Petrobras Global Finance BV 3.000% 1/15/19	$825,000	$729,358
Petrobras Global Finance BV 3.250% 3/17/17	4,695,000	4,425,037
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,251,157
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,010,150
Petroleos Mexicanos 3.125% 1/23/19	395,000	395,988
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,829,425
Petroleos Mexicanos 6.375% 1/23/45	640,000	724,800
Phillips 66 5.875% 5/01/42	700,000	806,116
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,455,050
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,243,944
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,627,319
Rowan Cos., Inc. 5.000% 9/01/17	1,400,000	1,458,800
Shell International Finance BV 5.500% 3/25/40	450,000	547,968
Talisman Energy, Inc. 5.500% 5/15/42	900,000	849,534
Transocean, Inc. 4.950% 11/15/15	2,805,000	2,812,027
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,507,182
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,298,555

		45,751,130

Oil & Gas Services — 0.9%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,206,572
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	2,850,000	2,369,062
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	970,000	883,913
SESI LLC 6.375% 5/01/19	725,000	703,250
Superior Energy Services, Inc. 7.125% 12/15/21	5,789,000	5,557,440
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	890,025
Weatherford International Ltd. 5.950% 4/15/42	1,685,000	1,426,733
Weatherford International Ltd. 6.000% 3/15/18	725,000	773,945

		13,810,940

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.0%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	$685,000	$763,309

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.400% 11/06/42	750,000	773,752
McKesson Corp. 1.292% 3/10/17	660,000	656,629
McKesson Corp. 2.284% 3/15/19	675,000	673,590
McKesson Corp. 3.796% 3/15/24	550,000	565,006
McKesson Corp. 4.750% 3/01/21	850,000	939,824
McKesson Corp. 4.883% 3/15/44	500,000	550,785
McKesson Corp. 6.000% 3/01/41	800,000	989,662
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	333,670
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,527,079
Pfizer, Inc. 7.200% 3/15/39	970,000	1,410,139
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	779,339

		12,199,475

Pipelines — 2.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,270,000	4,334,050
Alliance Pipeline LP (a) 6.996% 12/31/19	677,445	765,696
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	964,191
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,834,843
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	712,801
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	825,346
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	87,557
DCP Midstream Operating LLC 3.875% 3/15/23	225,000	215,311
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	515,491
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	2,967,225
Energy Transfer Partners LP FRN 3.250% 11/01/66	2,000,000	1,790,000
Enterprise Products Operating LP 3.200% 2/01/16	600,000	614,209

	Principal Amount	Value
Enterprise Products Operating LP 5.950% 2/01/41	$630,000	$740,687
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	870,584
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	641,820
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	75,018
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,226,820
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,314,568
ONEOK Partners LP 3.250% 2/01/16	600,000	612,014
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	936,380
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	990,642
The Williams Cos., Inc. 3.700% 1/15/23	830,000	745,411
Williams Partners LP 5.250% 3/15/20	2,045,000	2,219,905

		30,000,569

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,118,897
Post Apartment Homes LP 3.375% 12/01/22	600,000	591,225

		1,710,122

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,267,185
American Tower Corp. 3.450% 9/15/21	3,025,000	2,973,999
American Tower Corp. 4.500% 1/15/18	1,900,000	2,017,775
ARC Properties Operating Partnership LP 2.000% 2/06/17	1,530,000	1,458,194
ARC Properties Operating Partnership LP 3.000% 2/06/19	765,000	707,867
Boston Properties LP 4.125% 5/15/21	840,000	894,115
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,182,449
DDR Corp. 4.750% 4/15/18	1,400,000	1,495,476
DDR Corp. 7.875% 9/01/20	1,600,000	1,973,235
DDR Corp. 9.625% 3/15/16	1,730,000	1,899,120

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Realty LP 8.250% 8/15/19	$1,975,000	$2,436,558
ERP Operating LP 4.625% 12/15/21	600,000	656,406
Federal Realty Investment Trust 5.900% 4/01/20	455,000	525,880
HCP, Inc. 2.625% 2/01/20	1,415,000	1,400,302
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,821,647
ProLogis LP 2.750% 2/15/19	610,000	618,708
Simon Property Group LP 5.650% 2/01/20	225,000	258,268
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	840,576

		25,427,760

Retail — 1.7%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	460,000	466,342
Bed Bath & Beyond, Inc. 5.165% 8/01/44	915,000	957,352
CVS Health Corp. 6.125% 9/15/39	895,000	1,156,426
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,230,776	2,594,087
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,928,887
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,044,861
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	977,729
McDonald’s Corp. 6.300% 10/15/37	645,000	842,808
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	790,843
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	960,716
QVC, Inc. 3.125% 4/01/19	1,075,000	1,074,654
QVC, Inc. 4.375% 3/15/23	1,140,000	1,143,924
QVC, Inc. 4.450% 2/15/25	1,225,000	1,197,271
QVC, Inc. 5.125% 7/02/22	750,000	789,313
Tiffany & Co. (a) 4.900% 10/01/44	1,140,000	1,174,925
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,653,010
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	753,816
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,505,000	1,534,949

	Principal Amount	Value
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	$2,165,000	$2,282,713

		25,324,626

Savings & Loans — 0.3%
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,595,533
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,812,787
Glencore Funding LLC (a) 3.125% 4/29/19	1,040,000	1,042,496

		4,450,816

Semiconductors — 0.8%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,817,683
Intel Corp. 3.250% 8/01/39	1,403,000	2,439,466
KLA-Tencor Corp. 4.650% 11/01/24	2,340,000	2,422,478
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,752,000	5,622,825
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	744,644

		13,047,096

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	774,373
CA, Inc. 2.875% 8/15/18	835,000	849,031
CA, Inc. 5.375% 12/01/19	2,115,000	2,340,852
Citrix Systems, Inc., Convertible (a) 0.500% 4/15/19	2,340,000	2,464,313
Microsoft Corp. 3.000% 10/01/20	525,000	547,340

		6,975,909

Telecommunications — 2.2%
America Movil SAB de CV 5.000% 3/30/20	730,000	805,000
America Movil SAB de CV 6.125% 3/30/40	760,000	899,240
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,834,640
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,238,739
British Telecom PLC 9.625% 12/15/30	1,050,000	1,648,554
CenturyLink, Inc. 6.150% 9/15/19	760,000	820,800
Cisco Systems, Inc. 5.500% 1/15/40	485,000	591,010
Deutsche Telekom International Finance BV 8.750% 6/15/30	290,000	428,376

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$561,000	$604,543
Embarq Corp. 7.995% 6/01/36	200,000	223,500
ENTEL Chile SA (a) 4.875% 10/30/24	1,400,000	1,422,578
Rogers Communications, Inc. 7.500% 8/15/38	160,000	223,604
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,925,000	3,326,895
Telecom Italia Capital 6.000% 9/30/34	153,000	153,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,307,486
Telefonica Emisiones SAU 3.192% 4/27/18	4,000,000	4,113,356
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,954,135
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	724,745
Verizon Communications, Inc. (a) 2.625% 2/21/20	1,866,000	1,844,666
Verizon Communications, Inc. 3.500% 11/01/24	1,845,000	1,812,711
Verizon Communications, Inc. (a) 4.862% 8/21/46	1,366,000	1,403,192
Verizon Communications, Inc. (a) 5.012% 8/21/54	1,222,000	1,264,219
Verizon Communications, Inc. 5.150% 9/15/23	1,495,000	1,650,828
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,560,439
WCP Wireless Site Funding (a) 4.141% 11/15/40	1,385,420	1,405,599

		33,261,855

Transportation — 0.7%
Asciano Finance (a) 3.125% 9/23/15	1,300,000	1,315,187
Asciano Finance (a) 4.625% 9/23/20	845,000	882,398
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,773,847
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,323,068
Con-way, Inc. 7.250% 1/15/18	1,760,000	2,000,103
CSX Corp. 7.250% 5/01/27	733,000	934,916
Norfolk Southern Corp. 2.903% 2/15/23	116,000	114,667
Norfolk Southern Corp. 4.837% 10/01/41	19,000	21,077
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	641,302

	Principal Amount	Value
Ryder System, Inc. 2.550% 6/01/19	$480,000	$480,660
Union Pacific Corp. 4.000% 2/01/21	700,000	767,716

		10,254,941

Trucking & Leasing — 0.6%
GATX Corp. 2.375% 7/30/18	1,175,000	1,182,573
GATX Corp. 3.500% 7/15/16	1,650,000	1,702,345
GATX Corp. 3.900% 3/30/23	735,000	763,719
GATX Corp. 4.750% 5/15/15	905,000	917,968
GATX Corp. 4.750% 6/15/22	1,200,000	1,319,576
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	2,025,000	2,012,651
TTX Co. (a) 4.150% 1/15/24	1,730,000	1,830,259

		9,729,091

TOTAL CORPORATE DEBT (Cost $676,835,096)		708,661,873

MUNICIPAL OBLIGATIONS — 1.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,955,649
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	526,660
State of California 5.950% 4/01/16	895,000	953,587
State of California BAB 7.550% 4/01/39	505,000	779,311
State of California BAB 7.600% 11/01/40	3,925,000	6,124,295
State of Illinois 5.365% 3/01/17	2,910,000	3,115,301

		17,454,803

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,836)		17,454,803

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.0%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.666% 10/20/20	1,630,000	1,630,003

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automobile ABS — 0.7%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	$2,871,604	$2,868,621
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	1,600,000	1,593,366
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,094,522
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,794,188	1,836,055
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	2,042,342	2,033,043
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,374,817	1,372,236
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	373,421	378,763
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	393,333	393,862

		11,570,468

Commercial MBS — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	2,169,395	2,364,280
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.288% 2/10/51	1,445,000	1,599,015
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	302,924	303,640
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	2,954,551
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,377,137
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	737,839	790,355

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	$2,765,000	$2,968,507
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,084,597
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,336,823
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.743% 9/11/38	2,375,000	2,500,249
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,281,765
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	1,660,000	1,825,199
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,326,393
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,320,000	1,431,412
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.756% 6/10/46	1,246,455	1,306,646
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.796% 12/10/49	3,693,000	4,033,433
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,183,867
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,908,528	1,918,369
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	1,734,699	1,782,369
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,650,875

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	$669,229	$685,206
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	973,673
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.819% 7/10/38	3,718,882	3,891,750
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.349% 1/26/34	1,985,000	1,868,039
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	896,015
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	518,166	531,831
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	200,000	202,378
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,163,698
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,784,971
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.467% 2/12/39	313,886	324,944
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	1,547,037	1,623,306
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	1,315,000	1,395,406
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	1,800,000	1,965,137
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	916,320
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,077,168	1,138,461
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,626,413

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$820,839	$826,036
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	1,252,077	1,397,124
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,047,952	943,157
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.560% 8/15/39	235,628	236,862
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.560% 8/15/39	1,525,000	1,565,926
VFC LLC, (Acquired 7/9/14, Cost $1,500,000) Series 2014-2, Class A (a) (c) 2.750% 7/20/30	992,365	992,386
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,705,661
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.319% 12/15/44	2,450,000	2,521,918
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,309,890
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,765,494
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,530,000	1,633,245
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.723% 5/15/43	1,250,000	1,308,689
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.941% 2/15/51	2,161,647	2,306,657
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.941% 2/15/51	1,775,000	1,924,876

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.969% 6/15/45	$1,345,000	$1,417,936
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	466,322	483,682
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	780,174	779,932
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,048,147
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,248,594

		90,423,242

Home Equity ABS — 2.2%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.894% 1/25/35	2,746,448	2,677,598
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.440% 8/25/35	536,508	532,880
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	28,406	28,153
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.830% 6/25/35	496,964	492,888
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.620% 4/28/39	1,685,926	1,657,758
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.580% 12/25/33	206,831	206,723
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.600% 7/25/35	609,728	594,140
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class A FRN (a) 0.570% 5/25/35	44,834	44,791
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.619% 8/25/35	628,946	626,359
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.630% 9/25/34	254,614	252,877
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.660% 12/25/35	193,391	192,676

	Principal Amount	Value
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.070% 2/25/35	$773,329	$683,614
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.460% 7/25/36	463,087	461,661
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.590% 5/25/36	1,858,052	1,815,940
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.620% 7/25/35	1,736,895	1,704,015
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3 FRN 0.890% 3/25/35	1,190,000	1,146,959
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.410% 1/25/36	597,839	581,436
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.590% 11/25/35	880,000	830,282
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.600% 4/25/35	534,396	509,337
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.340% 8/25/36	470,758	465,460
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.830% 10/25/35	244,395	243,628
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.950% 12/25/32	659,076	659,089
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.965% 2/25/35	1,487,311	1,423,241
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.995% 6/25/35	2,489,318	2,400,134
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.890% 3/25/35	2,070,000	1,920,840
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.905% 6/28/35	1,839,506	1,813,549
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.935% 6/28/35	1,300,000	1,207,540
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.920% 7/25/35	1,465,519	1,458,607
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.693% 10/25/28	459	461

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.540% 1/25/36	$2,371,692	$2,354,706
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.430% 9/25/35	876,762	873,393
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.550% 8/25/35	715,850	707,563
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.670% 3/25/35	592,401	585,568
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.570% 10/25/35	1,795,000	1,727,622
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.510% 3/25/36	44,080	44,076
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.530% 8/25/35	558,407	554,369

		33,479,933

Other ABS — 7.0%
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.763% 7/20/26	2,500,000	2,487,220
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,932,843	1,929,219
Apidos CLO XV, Series 2013-15A, Class A1 FRN (a) 1.581% 10/20/25	1,000,000	988,875
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	2,800,000	2,809,164
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	1,232,975	1,224,838
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,343,620	1,342,907
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (a) 1.688% 7/17/26	2,500,000	2,480,388
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (a) 1.631% 1/18/25	1,400,000	1,387,627
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	1,010,143	1,008,426

	Principal Amount	Value
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.674% 7/15/26	$2,415,000	$2,390,208
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.711% 1/15/26	1,400,000	1,389,902
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (a) 1.432% 1/22/25	1,100,000	1,082,366
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (a) 1.633% 10/29/25	725,000	719,550
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,700,000	1,687,250
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.748% 4/17/25	3,765,000	3,750,343
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,280,481	1,313,815
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,825,829	1,822,080
CLI Funding V LLC, Series 2014-2A, Class A (a) 3.380% 10/18/29	973,500	973,926
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,326,935
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	1,783,333	1,782,815
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	1,239,963	1,239,136
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	3,169,300	3,327,765
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	886,667	918,432
Eagle I Ltd., Series 2014-1A, Class A1 (a) 2.570% 12/15/39	1,120,000	1,118,656
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.685% 7/15/26	3,300,000	3,272,937
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,171,687	3,165,701
Galaxy XII CLO Ltd., Series 2012-12A, Class A FRN (a) 1.632% 5/19/23	1,150,000	1,146,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	$1,445,955	$1,438,613
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	1,552,500	1,538,308
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.384% 4/25/25	4,060,000	3,982,275
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	374,977	377,086
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	1,000,000
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.407% 6/02/17	2,125,000	2,157,697
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	944,174	949,183
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	2,038,148	2,030,491
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (a) 1.681% 10/15/22	700,000	696,571
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.681% 1/18/26	2,025,000	2,008,142
LCM Ltd., Series 10AR, Class AR FRN (a) 1.491% 4/15/22	3,500,000	3,482,864
LCM Ltd., Series 16A, Class A FRN (a) 1.758% 7/15/26	3,200,000	3,180,694
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.731% 7/20/26	3,200,000	3,189,494
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	1,126,665	1,137,229
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	1,661,278	1,659,307
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	200,263	200,069
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (a) 1.431% 1/15/25	2,575,000	2,535,528
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (a) 1.351% 4/20/25	2,410,000	2,369,098

	Principal Amount	Value
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (a) 1.481% 7/23/25	$1,930,000	$1,906,091
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,400,000	1,396,154
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	763,110	763,957
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	800,000	798,192
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.482% 2/20/25	700,000	691,067
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.652% 11/08/24	1,300,000	1,293,630
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	1,290,098	1,291,917
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	347,889	353,408
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	728,585	739,426
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,832,948	1,932,614
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,100,341
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	3,540,771	3,531,990
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,625,000	1,629,678
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	562,418	591,012
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	1,808,486	1,797,725
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	983,333	976,438
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.561% 10/15/15	2,419,000	2,428,990
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,030,833	1,081,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	$486,970	$489,687

		106,813,325

Student Loans ABS — 2.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.363% 8/25/26	218,500	217,911
Access Group, Inc., Series 2005-2, Class A3 FRN 0.413% 11/22/24	1,107,390	1,099,984
Access Group, Inc., Series 2003-A, Class A3 FRN 1.220% 7/01/38	1,016,242	932,307
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.636% 3/01/42	1,200,000	1,008,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.654% 1/25/47	2,075,000	1,753,375
College Loan Corp. Trust I, Series 2002-2, Class A29 FRN (a) 1.522% 3/01/42	950,000	921,507
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.450% 6/15/43	2,475,000	2,435,801
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	1,700,000	1,680,450
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	2,600,000	2,585,388
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.907% 6/15/43	700,000	680,123
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2 FRN (a) 1.380% 2/01/43	1,300,000	1,233,701
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1 FRN (a) 1.656% 8/01/43	1,950,000	1,877,212
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.333% 8/25/25	304,558	304,085
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.353% 11/25/26	1,175,899	1,169,845
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 0.717% 1/01/44	600,000	509,461
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1.640% 1/01/44	600,000	494,215

	Principal Amount	Value
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.850% 10/25/35	$2,172,531	$2,166,659
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.320% 10/25/27	3,703,562	3,656,403
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.820% 11/25/47	3,305,174	3,286,762
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.970% 4/25/46	668,684	671,109
Nelnet Student Loan Trust, Series 2014-3A, Class B FRN (a) 1.669% 10/25/50	850,000	790,216
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (a) 1.670% 5/25/49	1,200,000	1,076,845
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.446% 5/28/26	390,075	389,705
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.401% 7/15/36	1,262,617	1,255,382
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.531% 7/15/36	697,000	663,489
SLM Private Education Loan Trust, Series 2013-R1, Class A FRN (a) 1.670% 3/25/33	1,048,123	1,058,128
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.384% 1/25/28	2,600,000	2,277,781
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.670% 6/25/43	1,970,000	1,940,170
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.155% 1/03/33	2,030,000	2,020,366
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.655% 8/01/35	1,300,000	1,222,639
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.364% 3/01/25	308,508	308,170

		42,737,189

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.690% 8/25/34	$487,820	$473,573
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M1 FRN 2.119% 11/25/24	1,119,287	1,119,286
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	126,703	124,226
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.904% 9/25/33	34,172	32,680
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.475% 8/25/34	94,765	89,591
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.530% 7/25/35	88,036	87,575
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.409% 8/25/34	308,635	261,844
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.420% 8/25/36	405,703	373,502
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.448% 7/25/33	15,393	15,188
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	47,691	44,697
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	1,091	1,096
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.569% 3/25/34	227,635	225,767
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.513% 4/25/44	524,780	543,562

		3,392,587

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.419% 11/25/37	645,644	639,250

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.759% 6/25/32	$146,114	$141,027

		780,277

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $289,556,079)		290,827,024

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	700,000	743,750
Mexico Government International Bond 4.750% 3/08/44	3,050,000	3,179,625
Peruvian Government International Bond 6.550% 3/14/37	560,000	726,600
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,474,200
Province of Quebec Canada 7.500% 9/15/29	540,000	798,062
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,966,437
Republic of Turkey International Bond 3.250% 3/23/23	528,000	500,940
Republic of Turkey International Bond 4.875% 4/16/43	534,000	531,907
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,040,187
United Mexican States 5.125% 1/15/20	1,110,000	1,223,775
United Mexican States 6.750% 9/27/34	950,000	1,240,700

		13,426,183

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,446,970)		13,426,183

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.6%
Collateralized Mortgage Obligations — 2.1%
Fannie Mae Benchmark REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	1,569,147	1,716,180
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	6,410,476	6,602,545
Series 4290, Class CA 3.500% 12/15/38	3,401,361	3,567,662

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2617, Class Z 5.500% 5/15/33	$3,398,577	$3,819,859
Series 2693, Class Z 5.500% 10/15/33	5,751,515	6,397,391
Series 2178, Class PB 7.000% 8/15/29	427,717	488,102
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	2,010,526	2,139,197
Series 2014-48, Class AB 4.000% 10/25/40	4,970,484	5,304,739
Series 2010-60, Class HJ 5.500% 5/25/40	1,319,763	1,457,517
Series 1989-20, Class A 6.750% 4/25/18	27,515	28,526
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	393,257	439,685

		31,961,403

Pass-Through Securities — 25.5%
Federal Home Loan Mortgage Corp. Pool #Z40047 4.000% 10/01/41	598,797	639,824
Pool #E84025 6.000% 6/01/16	16,499	17,005
Pool #G11431 6.000% 2/01/18	5,379	5,628
Pool #G11122 6.500% 5/01/16	12,797	13,141
Pool #E84450 6.500% 7/01/16	6,813	7,053
Pool #E84660 6.500% 7/01/16	2,858	2,970
Pool #C00836 7.000% 7/01/29	18,615	21,689
Pool #C49314 7.000% 4/01/31	7,702	8,975
Pool #C51422 7.000% 5/01/31	2,039	2,379
Pool #C53034 7.000% 6/01/31	14,478	16,846
Pool #G01311 7.000% 9/01/31	97,378	113,196
Pool #G01317 7.000% 10/01/31	65,264	75,868
Pool #E00856 7.500% 6/01/15	945	955
Pool #G00143 7.500% 6/01/23	1,184	1,351
Pool #C55867 7.500% 2/01/30	45,828	53,732
Pool #C37986 7.500% 5/01/30	1,885	2,244

	Principal Amount	Value
Pool #C41497 7.500% 9/01/30	$194	$231
Pool #C43930 7.500% 10/01/30	3,035	3,631
Pool #C43962 7.500% 10/01/30	5,831	6,919
Pool #C44509 7.500% 11/01/30	15,273	18,268
Pool #C44830 7.500% 11/01/30	27	32
Pool #C45235 7.500% 12/01/30	38,674	46,104
Pool #C46038 7.500% 12/01/30	1,122	1,334
Pool #C01116 7.500% 1/01/31	2,257	2,692
Pool #C46309 7.500% 1/01/31	582	695
Pool #C46560 7.500% 1/01/31	649	762
Pool #C46810 7.500% 1/01/31	697	834
Pool #C47060 7.500% 1/01/31	1,742	2,077
Pool #C47063 7.500% 1/01/31	3,362	4,004
Pool #E00842 8.000% 3/01/15	855	860
Pool #E00843 8.000% 4/01/15	385	387
Pool #E00852 8.000% 5/01/15	1,497	1,509
Pool #E80782 8.000% 7/01/15	143	145
Pool #E80998 8.000% 7/01/15	1,155	1,171
Pool #E81091 8.000% 7/01/15	2,339	2,370
Pool #E81151 8.000% 8/01/15	2,922	2,961
Pool #555481 8.250% 5/01/17	6,051	6,462
Pool #G00653 8.500% 11/01/25	28,254	33,405
Pool #554904 9.000% 3/01/17	87	93
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	428,551	457,498
Pool #725692 2.270% 10/01/33 FRN	605,439	640,736
Pool #888586 2.340% 10/01/34 FRN	1,120,564	1,189,032
Pool #890564 3.000% 6/01/43	4,824,485	4,903,826

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO8629 3.500% 7/01/42	$6,894,219	$7,200,419
Pool #AP6609 3.500% 9/01/42	3,392,154	3,542,813
Pool #AR8708 3.500% 4/01/43	1,827,871	1,906,198
Pool #AT0998 3.500% 4/01/43	8,967,048	9,351,300
Pool #AT4050 3.500% 5/01/43	2,375,980	2,477,795
Pool #MA1463 3.500% 6/01/43	5,882,642	6,134,723
Pool #AB6261 4.000% 9/01/42	12,306,711	13,244,617
Pool #675713 5.000% 3/01/18	7,167	7,534
Pool #545636 6.500% 5/01/17	40,350	42,142
Pool #254379 7.000% 7/01/32	64,255	75,041
Pool #252717 7.500% 9/01/29	3,828	4,544
Pool #535996 7.500% 6/01/31	14,765	17,605
Pool #254009 7.500% 10/01/31	40,017	47,588
Pool #253394 8.000% 7/01/20	17,470	19,486
Pool #323992 8.000% 11/01/29	2,940	3,522
Pool #525725 8.000% 2/01/30	5,541	6,585
Pool #253266 8.000% 5/01/30	6,358	7,665
Pool #537433 8.000% 5/01/30	3,684	4,462
Pool #253347 8.000% 6/01/30	9,148	11,045
Pool #544976 8.000% 7/01/30	891	1,076
Pool #535428 8.000% 8/01/30	9,385	11,313
Pool #543290 8.000% 9/01/30	62	76
Pool #547786 8.000% 9/01/30	2,555	3,042
Pool #550767 8.000% 9/01/30	7,447	8,953
Pool #553061 8.000% 9/01/30	13,698	16,427
Pool #253481 8.000% 10/01/30	8,558	10,334
Pool #535533 8.000% 10/01/30	8,436	10,172

	Principal Amount	Value
Pool #560741 8.000% 11/01/30	$3,010	$3,646
Pool #253644 8.000% 2/01/31	4,655	5,625
Pool #581170 8.000% 5/01/31	1,609	1,928
Pool #583916 8.000% 5/01/31	5,027	6,106
Pool #593848 8.000% 7/01/31	1,021	1,238
Pool #190317 8.000% 8/01/31	48,287	58,186
Pool #545240 8.000% 9/01/31	5,140	6,204
Pool #541202 8.500% 8/01/26	68,268	79,335
Federal National Mortgage Association TBA Pool #3348 2.500% 9/01/27 (d)	70,100,000	71,425,325
Pool #4241 3.000% 8/01/42 (d)	17,856,000	18,072,225
Pool #1963 3.500% 8/01/42 (d)	16,100,000	16,791,798
Pool #9174 4.000% 4/01/42 (d)	25,775,000	27,518,839
Pool #18718 4.500% 3/01/40 (d)	47,650,000	51,741,200
Government National Mortgage Association Pool #783896 3.500% 5/15/44	6,939,423	7,305,098
Pool #404246 6.500% 8/15/28	455	526
Pool #781038 6.500% 5/15/29	102,210	118,329
Pool #781468 6.500% 7/15/32	6,765	7,879
Pool #781496 6.500% 9/15/32	34,671	40,420
Pool #363066 7.000% 8/15/23	7,338	8,344
Pool #352049 7.000% 10/15/23	3,618	4,099
Pool #354674 7.000% 10/15/23	6,289	7,110
Pool #358555 7.000% 10/15/23	3,413	3,851
Pool #345964 7.000% 11/15/23	2,977	3,368
Pool #380866 7.000% 3/15/24	1,287	1,457

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #781124 7.000% 12/15/29	$11,612	$13,582
Pool #781319 7.000% 7/15/31	233,060	273,265
Pool #565982 7.000% 7/15/32	15,915	18,774
Pool #581417 7.000% 7/15/32	76,626	90,177
Pool #588012 7.000% 7/15/32	20,387	24,028
Pool #591581 7.000% 8/15/32	11,019	12,999
Pool #190766 7.500% 1/15/17	8,124	8,550
Pool #187548 7.500% 4/15/17	3,294	3,501
Pool #203940 7.500% 4/15/17	15,259	16,125
Pool #181168 7.500% 5/15/17	3,006	3,194
Pool #201622 7.500% 5/15/17	10,670	11,340
Pool #192796 7.500% 6/15/17	2,407	2,561
Pool #357262 7.500% 9/15/23	3,236	3,711
Pool #441009 8.000% 11/15/26	1,154	1,367
Pool #522777 8.000% 12/15/29	6,479	7,806
Pool #434719 8.000% 2/15/30	102	124
Pool #523043 8.000% 3/15/30	336	405
Pool #529134 8.000% 3/15/30	1,900	2,301
Pool #477036 8.000% 4/15/30	763	924
Pool #503157 8.000% 4/15/30	27,178	32,535
Pool #528714 8.000% 4/15/30	2,001	2,425
Pool #544640 8.000% 11/15/30	23,865	28,982
Pool #531298 8.500% 8/15/30	2,057	2,516
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	1,900,533	1,968,551
Pool #82462 3.500% 1/20/40 FRN	1,523,905	1,592,209
Pool #G2MA2149 4.000% 8/20/44	29,166,682	31,294,940

	Principal Amount	Value
Government National Mortgage Association II TBA Pool #188 3.000% 11/01/42 (d)	$59,875,000	$61,226,864
Pool #207 3.500% 1/01/43 (d)	13,000,000	13,651,015
Pool #232 4.000% 12/01/42 (d)	33,350,000	35,749,636

		391,733,914

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $422,520,586)		423,695,317

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds & Notes — 3.8%
U.S. Treasury Bond (e) (f) 2.750% 8/15/42	13,440,000	13,446,754
U.S. Treasury Bond 3.000% 11/15/44	1,820,000	1,912,848
U.S. Treasury Bond 3.375% 5/15/44	13,170,000	14,839,500
U.S. Treasury Inflation Index 0.375% 7/15/23	5,917,972	5,850,933
U.S. Treasury Note 1.500% 11/30/19	10,900,000	10,829,108
U.S. Treasury Note 2.250% 11/15/24	10,730,000	10,802,721

		57,681,864

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,130,002)		57,681,864

TOTAL BONDS & NOTES (Cost $1,471,792,569)		1,511,747,064

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial — 0.2%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$121,765,000	3,220,405

TOTAL PURCHASED OPTIONS (Cost $2,136,520)		3,220,405

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $1,477,179,089)		$1,518,260,369

	Principal Amount
SHORT-TERM INVESTMENTS — 20.1%
Commercial Paper — 20.1%
Agrium, Inc. 0.370% 1/20/15	$15,000,000	14,997,071
Ameren Corp. 0.500% 1/12/15	11,500,000	11,498,243
Amphenol Corp. (a) 0.320% 1/05/15	6,250,000	6,249,778
Amphenol Corp. (a) 0.500% 3/11/15	7,500,000	7,492,812
AutoZone, Inc. (a) 0.400% 1/08/15	10,000,000	9,999,222
Baxter International, Inc. (a) 0.400% 1/26/15	7,500,000	7,497,917
Baxter International, Inc. (a) 0.410% 2/03/15	3,500,000	3,498,685
Block Financial LLC (a) 0.470% 1/30/15	10,000,000	9,996,214
Block Financial LLC (a) 0.470% 2/02/15	7,500,000	7,496,867
Canadian Natural Resources Ltd. (a) 0.430% 1/13/15	9,750,000	9,748,602
Centrica PLC (a) 0.750% 1/15/15	10,000,000	9,997,083
Commonwealth Edison Co. (a) 0.450% 2/03/15	11,000,000	10,995,462
Daimler Finance North America LLC (a) 0.600% 3/10/15	10,000,000	9,988,667
Dominion Resources, Inc. (a) 0.430% 2/23/15	19,000,000	18,987,972
Duke Energy Corp. (a) 0.366% 3/04/15	10,000,000	9,993,800
Duke Energy Corp. (a) 0.450% 3/20/15	10,000,000	9,990,250
Glencore Funding LLC (a) 0.400% 1/15/15	14,000,000	13,997,822
Holcim US Finance Sarl & Cie (a) 0.380% 1/21/15	10,000,000	9,997,889
Holcim US Finance Sarl & Cie (a) 0.410% 2/26/15	5,400,000	5,396,556
Hyundai Capital America (a) 0.380% 1/21/15	5,000,000	4,998,944
Marriott International, Inc. (a) 0.350% 2/17/15	3,772,000	3,770,276
Marriott International, Inc. (a) 0.390% 1/26/15	5,000,000	4,998,646

	Principal Amount	Value
Marriott International, Inc. (a) 0.400% 2/17/15	$8,250,000	$8,245,692
Marriott International, Inc. (a) 0.520% 3/12/15	5,000,000	4,994,944
National Grid USA (a) 0.360% 2/03/15	9,000,000	8,997,030
National Grid USA (a) 0.360% 2/11/15	7,500,000	7,496,925
National Grid USA (a) 0.430% 1/20/15	7,000,000	6,998,411
Pall Corp. (a) 0.350% 1/08/15	10,000,000	9,999,319
Pall Corp. (a) 0.380% 1/09/15	4,500,000	4,499,620
Pall Corp. (a) 0.500% 3/12/15	5,000,000	4,995,139
Pentair Finance (a) 0.500% 2/02/15	1,900,000	1,899,156
Pentair Finance (a) 0.590% 2/02/15	5,000,000	4,997,378
Sempra Energy Holdings (a) 0.450% 3/06/15	3,100,000	3,097,520
Sempra Energy Holdings (a) 0.715% 3/06/15	5,000,000	4,993,778
Tate & Lyle International Finance PLC (a) 0.480% 2/19/15	10,000,000	9,993,467
Tate & Lyle International Finance PLC (a) 0.720% 3/19/15	11,000,000	10,983,060
Vodafone Group PLC (a) 0.550% 4/08/15	10,000,000	9,985,181
Xcel Energy, Inc. (a) 0.380% 1/09/15	5,000,000	4,999,578

		308,764,976

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	482,643	482,643

TOTAL SHORT-TERM INVESTMENTS (Cost $309,247,619)		309,247,619

TOTAL INVESTMENTS — 119.2% (Cost $1,786,426,708) (g)		1,827,507,988

Other Assets/(Liabilities) — (19.2)%		(293,833,777)

NET ASSETS — 100.0%		$1,533,674,211

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $555,285,013 or 36.21% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2014, these securities amounted to a value of $68,711 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2014, these securities amounted to a value of $992,386 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$180,956

TOTAL COMMON STOCK (Cost $165,688)		180,956

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	10,000	253,300

TOTAL PREFERRED STOCK (Cost $250,000)		253,300

TOTAL EQUITIES (Cost $415,688)		434,256

	Principal Amount
BONDS & NOTES — 102.7%

CORPORATE DEBT — 44.0%
Advertising — 0.3%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	153,988
WPP Finance 2010 5.625% 11/15/43	225,000	257,074

		411,062

Aerospace & Defense — 0.5%
AAR Corp. 7.250% 1/15/22	190,000	205,200
Alliant Techsystems, Inc. (c) 5.250% 10/01/21	435,000	438,263
United Technologies Corp. 6.125% 7/15/38	105,000	138,509

		781,972

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	110,000	106,887
Altria Group, Inc. 4.250% 8/09/42	50,000	47,915
Bunge Ltd. Finance Corp. 3.200% 6/15/17	65,000	66,836

		221,638

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	65,000	65,325

	Principal Amount	Value
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	$25,000	$25,621
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	60,000	60,900

Auto Manufacturers — 0.6%
Ford Motor Co. 6.500% 8/01/18	100,000	114,398
Ford Motor Co. 7.450% 7/16/31	200,000	271,519
General Motors Co. 5.200% 4/01/45	225,000	237,375
Hyundai Capital America (c) 1.450% 2/06/17	145,000	144,455
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,011

		847,758

Automotive & Parts — 0.6%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	312,900
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,382
Meritor, Inc. 6.750% 6/15/21	185,000	193,325
Meritor, Inc., Convertible 7.875% 3/01/26	115,000	189,391
TRW Automotive, Inc. (c) 4.450% 12/01/23	85,000	85,425
TRW Automotive, Inc. (c) 7.250% 3/15/17	100,000	110,500

		900,923

Banks — 3.7%
Associated Banc-Corp. 2.750% 11/15/19	310,000	309,768
Associated Banc-Corp. 4.250% 1/15/25	495,000	496,367
Bank of America Corp. 3.625% 3/17/16	165,000	169,636
Bank of America Corp. 4.000% 4/01/24	165,000	171,802
Bank of America Corp. 5.650% 5/01/18	30,000	33,329
Bank of America Corp. 5.875% 2/07/42	55,000	68,825
Bank of America Corp. 6.000% 9/01/17	115,000	126,805
Bank of America Corp. 7.625% 6/01/19	850,000	1,027,320

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays PLC 4.375% 9/11/24	$200,000	$192,740
Credit Suisse AG 5.400% 1/14/20	130,000	145,377
Deutsche Bank AG 1.400% 2/13/17	105,000	104,781
Discover Bank 7.000% 4/15/20	600,000	707,126
First Horizon National Corp. 5.375% 12/15/15	274,000	283,672
FirstMerit Corp. 4.350% 2/04/23	35,000	36,765
HSBC Holdings PLC 6.500% 9/15/37	125,000	160,611
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	287,397
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	479,427
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	140,119
KFW 2.125% 1/17/23	270,000	269,505
PNC Funding Corp. 4.375% 8/11/20	105,000	114,589
SVB Financial Group 5.375% 9/15/20	35,000	39,356
Valley National Bancorp 5.125% 9/27/23	110,000	119,253
Wells Fargo & Co. 4.480% 1/16/24	145,000	154,600
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,817

		5,666,987

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	385,955
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	32,645

		418,600

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	175,000	197,251

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	95,000	113,697
Owens Corning, Inc. 4.200% 12/01/24	140,000	138,161

		251,858

Chemicals — 2.1%
Ashland, Inc. 3.875% 4/15/18	210,000	212,100

	Principal Amount	Value
CF Industries, Inc. 3.450% 6/01/23	$28,000	$27,371
CF Industries, Inc. 5.375% 3/15/44	340,000	366,824
Cytec Industries, Inc. 3.500% 4/01/23	30,000	30,057
Cytec Industries, Inc. 8.950% 7/01/17	88,000	100,548
The Dow Chemical Co. 8.550% 5/15/19	100,000	124,325
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	138,945
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	55,600
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	485,890
LYB International Finance BV 5.250% 7/15/43	250,000	271,661
Methanex Corp. 5.250% 3/01/22	40,000	42,969
RPM International, Inc. 6.125% 10/15/19	650,000	738,741
RPM International, Inc. 6.500% 2/15/18	75,000	83,806
Tronox Finance LLC 6.375% 8/15/20	340,000	340,850
Valspar Corp. 7.250% 6/15/19	150,000	175,722

		3,195,409

Commercial Services — 0.7%
The ADT Corp. 6.250% 10/15/21	750,000	770,625
Cardtronics, Inc., Convertible 1.000% 12/01/20	100,000	98,937
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,536
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	74,368
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	67,381
The Western Union Co. 5.930% 10/01/16	80,000	85,895

		1,122,742

Computers — 0.5%
Apple, Inc. 2.400% 5/03/23	105,000	102,060
Apple, Inc. 3.850% 5/04/43	50,000	50,036
EMC Corp. 3.375% 6/01/23	135,000	135,490
Hewlett-Packard Co. 2.125% 9/13/15	90,000	90,706

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. 2.200% 12/01/15	$125,000	$126,234
SanDisk Corp., Convertible 0.500% 10/15/20	243,000	291,904

		796,430

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	55,000	54,863

Distribution & Wholesale — 0.3%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	46,145
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	46,515
Ingram Micro, Inc. 4.950% 12/15/24	335,000	334,889

		427,549

Diversified Financial — 4.6%
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	255,257
Air Lease Corp. 3.375% 1/15/19	175,000	177,187
Air Lease Corp. 3.875% 4/01/21	125,000	125,625
Air Lease Corp. 5.625% 4/01/17	40,000	43,100
Ally Financial, Inc. 5.125% 9/30/24	495,000	502,425
American Express Co. VRN 6.800% 9/01/66	5,000	5,238
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	220,995
Citigroup, Inc. 5.875% 5/29/37	60,000	72,682
Citigroup, Inc. 5.875% 1/30/42	75,000	94,338
Citigroup, Inc. 8.500% 5/22/19	76,000	94,701
Eaton Vance Corp. 3.625% 6/15/23	43,000	43,882
Eaton Vance Corp. 6.500% 10/02/17	25,000	28,050
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	205,201
Ford Motor Credit Co. LLC 12.000% 5/15/15	150,000	155,902
General Electric Capital Corp. 6.875% 1/10/39	250,000	353,627
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	130,681
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	44,245
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	47,584

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.750% 10/01/37	$40,000	$50,295
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	260,312
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,328
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,212
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	131,577
International Lease Finance Corp. 5.875% 4/01/19	200,000	215,500
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	580,874
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	157,568
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	191,057
Lazard Group LLC 4.250% 11/14/20	915,000	964,364
Lazard Group LLC 6.850% 6/15/17	135,000	150,282
Legg Mason, Inc. 5.625% 1/15/44	125,000	142,982
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	176,538
Morgan Stanley 3.800% 4/29/16	200,000	206,604
Morgan Stanley 4.000% 7/24/15	150,000	152,823
Morgan Stanley 4.350% 9/08/26	80,000	80,478
Morgan Stanley 5.750% 1/25/21	60,000	68,877
Morgan Stanley 6.625% 4/01/18	600,000	683,421
Stifel Financial Corp. 4.250% 7/18/24	70,000	70,415

		7,026,227

Electric — 1.4%
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	149,336
Elwood Energy LLC 8.159% 7/05/26	283,200	307,980
Entergy Louisiana LLC 4.950% 1/15/45	110,000	111,628
Florida Power & Light Co. 4.950% 6/01/35	65,000	74,983
Georgia Power Co. 4.300% 3/15/42	63,000	66,160
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	266,097

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Metropolitan Edison Co. (c) 4.000% 4/15/25	$105,000	$107,090
National Fuel Gas Co. 3.750% 3/01/23	55,000	55,629
NiSource Finance Corp. 4.800% 2/15/44	90,000	95,890
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	195,998
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	151,297
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	100,164
Southern California Edison Co. 5.950% 2/01/38	60,000	79,196
Transelec SA (c) 4.625% 7/26/23	75,000	77,769
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	52,724	55,884
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	236,580

		2,131,681

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	10,000	10,025
Legrand France SA 8.500% 2/15/25	250,000	351,095

		361,120

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	72,534
Amphenol Corp. 2.550% 1/30/19	100,000	100,695
Avnet, Inc. 4.875% 12/01/22	67,000	71,105
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	51,161
PerkinElmer, Inc. 5.000% 11/15/21	125,000	135,990

		431,485

Engineering & Construction — 0.3%
Odebrecht Offshore Drilling Finance Ltd. (c) 6.625% 10/01/23	481,200	430,674
Zachry Holdings, Inc. (c) 7.500% 2/01/20	79,000	79,395

		510,069

Foods — 0.6%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	302,052

	Principal Amount	Value
ConAgra Foods, Inc. 6.625% 8/15/39	$30,000	$38,391
Delhaize Group 6.500% 6/15/17	90,000	99,283
Tyson Foods, Inc. 2.650% 8/15/19	45,000	45,410
Tyson Foods, Inc. 3.950% 8/15/24	90,000	93,035
Tyson Foods, Inc. 4.500% 6/15/22	150,000	162,403
Tyson Foods, Inc. 4.875% 8/15/34	65,000	71,303
Tyson Foods, Inc. 6.600% 4/01/16	95,000	101,270
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,247

		948,394

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	205,554
International Paper Co. 4.750% 2/15/22	75,000	81,824
International Paper Co. 9.375% 5/15/19	110,000	140,421
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	103,198

		530,997

Gas — 0.1%
The Laclede Group, Inc. 4.700% 8/15/44	190,000	197,909

Health Care – Products — 0.2%
Boston Scientific Corp. 7.375% 1/15/40	120,000	160,951
Teleflex, Inc. 6.875% 6/01/19	90,000	93,825

		254,776

Health Care – Services — 0.4%
Anthem, Inc., Convertible 2.750% 10/15/42	100,000	172,125
HCA Holdings, Inc. 7.750% 5/15/21	140,000	149,100
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	67,039
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	84,491
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	105,243

		577,998

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	50,000	50,777

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whirlpool Corp. 5.150% 3/01/43	$20,000	$22,146

		72,923

Household Products — 0.2%
Avery Dennison Corp. 3.350% 4/15/23	30,000	29,823
Jarden Corp., Convertible 1.500% 6/15/19	185,000	243,737

		273,560

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	170,000	220,297

Insurance — 3.3%
Aflac, Inc. 3.625% 6/15/23	104,000	106,519
The Allstate Corp. 5.550% 5/09/35	50,000	61,963
The Allstate Corp. VRN 5.750% 8/15/53	790,000	832,463
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	88,884
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	45,114
Brown & Brown, Inc. 4.200% 9/15/24	190,000	192,158
The Chubb Corp. VRN 6.375% 3/29/67	749,000	802,965
CNA Financial Corp. 3.950% 5/15/24	85,000	85,948
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	105,742
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	44,311
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	184,795
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	191,625
The Progressive Corp. VRN 6.700% 6/15/37	155,000	167,671
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	133,650
Prudential Financial, Inc. VRN 5.625% 6/15/43	110,000	112,453
Prudential Financial, Inc. 6.200% 11/15/40	125,000	159,179
Prudential Financial, Inc. VRN 8.875% 6/15/38	715,000	834,762
QBE Capital Funding III Ltd. VRN (c) 7.250% 5/24/41	200,000	218,000
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	102,083

	Principal Amount	Value
Reinsurance Group of America, Inc. 5.000% 6/01/21	$95,000	$104,631
Reinsurance Group of America, Inc. 6.450% 11/15/19	90,000	104,205
USF&G Capital I (c) 8.500% 12/15/45	95,000	141,704
Voya Financial, Inc. 5.500% 7/15/22	100,000	112,962
Willis Group Holdings PLC 4.125% 3/15/16	20,000	20,613
Willis North America, Inc. 7.000% 9/29/19	43,000	50,151

		5,004,551

Internet — 0.5%
Baidu, Inc. 2.250% 11/28/17	200,000	200,138
Expedia, Inc. 7.456% 8/15/18	320,000	372,182
LinkedIn Corp., Convertible (c) 0.500% 11/01/19	150,000	158,250

		730,570

Investment Companies — 0.3%
Ares Capital Corp. 3.875% 1/15/20	205,000	204,411
FS Investment Corp. 4.000% 7/15/19	200,000	199,211

		403,622

Iron & Steel — 0.5%
AK Steel Corp., Convertible 5.000% 11/15/19	96,000	129,360
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	122,161
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	83,934
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	63,704
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	421,595

		820,754

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	49,626

Lodging — 0.6%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	39,222
Marriott International, Inc. 3.375% 10/15/20	95,000	97,259
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	61,274
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	726,828

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wyndham Worldwide Corp. 6.000% 12/01/16	$2,000	$2,151

		926,734

Machinery – Diversified — 0.4%
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	189,000
Roper Industries, Inc. 3.125% 11/15/22	100,000	97,347
Xylem, Inc. 3.550% 9/20/16	200,000	207,839
Xylem, Inc. 4.875% 10/01/21	100,000	108,034

		602,220

Manufacturing — 0.3%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	86,671
Harsco Corp 2.700% 10/15/15	257,000	256,679
Textron, Inc. 4.300% 3/01/24	120,000	125,383

		468,733

Media — 1.7%
21st Century Fox America Co. 6.900% 8/15/39	125,000	169,460
CBS Corp. 7.875% 7/30/30	100,000	139,762
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	606,000
DISH DBS Corp. (c) 5.875% 11/15/24	1,000,000	1,005,000
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	205,000
Globo Comunicacao e Participacoes SA STEP (c) 6.250% 7/29/49	150,000	153,450
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	266,250

		2,544,922

Mining — 1.6%
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	300,000	340,056
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	92,859
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	208,125
Freeport-McMoRan, Inc. 2.375% 3/15/18	45,000	44,505
Freeport-McMoRan, Inc. 4.000% 11/14/21	325,000	322,011
Freeport-McMoRan, Inc. 5.450% 3/15/43	70,000	66,190

	Principal Amount	Value
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	$200,000	$190,056
Teck Resources Ltd. 6.250% 7/15/41	200,000	184,372
Vale Overseas Ltd. 6.250% 1/23/17	865,000	922,618
Vale Overseas Ltd. 6.875% 11/10/39	85,000	90,530

		2,461,322

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	133,070
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	51,706
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,647
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	15,321

		210,744

Oil & Gas — 5.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	543,650
American Energy-Permian Basin LLC (c) 8.000% 5/01/22	400,000	340,000
Anadarko Petroleum Corp. 6.450% 9/15/36	300,000	360,508
California Resources Corp. (c) 6.000% 11/15/24	115,000	97,175
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 6.500% 4/15/21	600,000	534,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	1,250,000	1,156,250
Chesapeake Energy Corp. 4.875% 4/15/22	750,000	729,375
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	71,850
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	757,575
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	65,000	61,750
Ecopetrol SA 4.250% 9/18/18	15,000	15,600
Jupiter Resources, Inc. (c) 8.500% 10/01/22	124,000	93,310
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	79,965
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	136,875

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	$555,000	$557,775
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	58,522
Petrobras Global Finance BV 3.000% 1/15/19	40,000	35,363
Petrobras Global Finance BV 3.250% 3/17/17	355,000	334,587
Petrobras International Finance Co. 3.875% 1/27/16	220,000	215,886
Petrobras International Finance Co. 6.750% 1/27/41	115,000	104,601
Petroleos Mexicanos 3.125% 1/23/19	25,000	25,062
Petroleos Mexicanos 5.500% 1/21/21	375,000	405,937
Petroleos Mexicanos 6.375% 1/23/45	35,000	39,637
Phillips 66 4.300% 4/01/22	75,000	79,177
Phillips 66 4.650% 11/15/34	225,000	230,625
Phillips 66 5.875% 5/01/42	75,000	86,370
Precision Drilling Corp. 6.625% 11/15/20	85,000	76,500
Rowan Cos., Inc. 4.875% 6/01/22	175,000	170,289
Rowan Cos., Inc. 5.000% 9/01/17	210,000	218,820
Shell International Finance BV 5.500% 3/25/40	110,000	133,948
SM Energy Co. 6.625% 2/15/19	100,000	98,000
Talisman Energy, Inc. 5.500% 5/15/42	100,000	94,393
Transocean, Inc. 4.950% 11/15/15	154,000	154,386

		8,097,761

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	235,000	195,344
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	80,000	72,900
Weatherford International Ltd. 4.500% 4/15/22	100,000	89,002
Weatherford International Ltd. 5.950% 4/15/42	155,000	131,243
Weatherford International Ltd. 6.000% 3/15/18	25,000	26,688

		515,177

	Principal Amount	Value
Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	$35,000	$39,001
Sonoco Products Co. 4.375% 11/01/21	100,000	106,502

		145,503

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.400% 11/06/42	50,000	51,583
AstraZeneca PLC 6.450% 9/15/37	250,000	336,875
McKesson Corp. 1.292% 3/10/17	40,000	39,796
McKesson Corp. 2.284% 3/15/19	45,000	44,906
McKesson Corp. 3.796% 3/15/24	75,000	77,046
McKesson Corp. 4.883% 3/15/44	70,000	77,110
Mylan, Inc. (c) 7.875% 7/15/20	250,000	266,299
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	71,000	73,236
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	211,000
Zoetis, Inc. 3.250% 2/01/23	35,000	34,525

		1,212,376

Pipelines — 0.8%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	191,908
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	191,941
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	14,354
Energy Transfer Equity LP 7.500% 10/15/20	100,000	111,000
Enterprise Products Operating LP 5.950% 2/01/41	135,000	158,719
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	95,542
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,312
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	248,012
ONEOK Partners LP 6.125% 2/01/41	100,000	107,572
The Williams Cos., Inc. 3.700% 1/15/23	45,000	40,414

		1,176,774

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	239,764

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp. 3.400% 2/15/19	$80,000	$81,426
American Tower Corp. 3.450% 9/15/21	225,000	221,206
ARC Properties Operating Partnership LP 2.000% 2/06/17	105,000	100,072
ARC Properties Operating Partnership LP 3.000% 2/06/19	50,000	46,266
ARC Properties Operating Partnership LP 4.600% 2/06/24	65,000	59,965
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	322,486
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	62,483
DDR Corp. 4.750% 4/15/18	275,000	293,754
DDR Corp. 9.625% 3/15/16	95,000	104,287
Duke Realty LP 8.250% 8/15/19	125,000	154,212
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,895
HCP, Inc. 2.625% 2/01/20	95,000	94,013
Highwoods Realty LP 7.500% 4/15/18	110,000	127,468
Liberty Property LP 3.375% 6/15/23	50,000	48,746
ProLogis LP 2.750% 2/15/19	35,000	35,500
ProLogis LP 3.350% 2/01/21	165,000	167,216

		1,947,995

Retail — 1.3%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	30,414
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	78,471
CVS Health Corp. 6.125% 9/15/39	25,000	32,302
CVS Pass-Through Trust (c) 5.926% 1/10/34	232,373	270,217
CVS Pass-Through Trust (c) 7.507% 1/10/32	17,861	22,778
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	275,660
The Home Depot, Inc. 5.950% 4/01/41	100,000	130,608
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	47,930
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	247,041

	Principal Amount	Value
Tiffany & Co. (c) 4.900% 10/01/44	$105,000	$108,217
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	260,848
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	185,941
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	249,876
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	100,165

		2,040,468

Savings & Loans — 0.3%
Education Loan Co. Trust I (c) 0.008% 8/01/41	200,000	178,194
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	160,254
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	112,253
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	65,156

		515,857

Semiconductors — 0.9%
Intel Corp. 3.250% 8/01/39	90,000	156,487
KLA-Tencor Corp. 4.650% 11/01/24	230,000	238,107
Micron Technology, Inc., Convertible 3.125% 5/01/32	225,000	802,828
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	110,000

		1,307,422

Software — 0.6%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	46,774
CA, Inc. 2.875% 8/15/18	50,000	50,840
CA, Inc. 5.375% 12/01/19	105,000	116,213
Citrix Systems, Inc., Convertible (c) 0.500% 4/15/19	160,000	168,500
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	132,569
Oracle Corp. 2.500% 10/15/22	90,000	87,669
Oracle Corp. 5.375% 7/15/40	250,000	299,902

		902,467

Storage & Warehousing — 0.3%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (c) 6.500% 4/01/19	600,000	451,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 2.0%
AT&T, Inc. 6.550% 2/15/39	$175,000	$215,701
Embarq Corp. 7.082% 6/01/16	210,000	226,299
Embarq Corp. 7.995% 6/01/36	45,000	50,288
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	88,591
Sprint Capital Corp. 6.900% 5/01/19	100,000	102,000
Sprint Communications, Inc. 11.500% 11/15/21	200,000	240,500
Sprint Corp. 7.875% 9/15/23	250,000	246,800
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	235,348
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	282,835
Verizon Communications, Inc. (c) 2.625% 2/21/20	115,000	113,685
Verizon Communications, Inc. 3.500% 11/01/24	240,000	235,800
Verizon Communications, Inc. (c) 5.012% 8/21/54	77,000	79,660
Verizon Communications, Inc. 5.150% 9/15/23	95,000	104,902
Verizon Communications, Inc. 6.550% 9/15/43	79,000	101,211
Verizon Global Funding Corp. 7.750% 12/01/30	300,000	413,835
WCP Wireless Site Funding (c) 4.141% 11/15/40	103,906	105,420
Windstream Corp. 7.750% 10/01/21	190,000	193,800

		3,036,675

Transportation — 1.1%
Asciano Finance (c) 3.125% 9/23/15	70,000	70,818
Asciano Finance (c) 4.625% 9/23/20	45,000	46,992
Asciano Finance (c) 5.000% 4/07/18	345,000	370,895
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	201,036
CHC Helicopter SA 9.250% 10/15/20	720,000	700,200
CHC Helicopter SA 9.375% 6/01/21	68,250	63,814
Con-way, Inc. 7.250% 1/15/18	30,000	34,093
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	160,325

	Principal Amount	Value
Ryder System, Inc. 2.550% 6/01/19	$30,000	$30,041

		1,678,214

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	90,000	92,855
GATX Corp. 4.750% 5/15/15	115,000	116,648
GATX Corp. 4.750% 6/15/22	125,000	137,456
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	243,303
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	144,116

		734,378

TOTAL CORPORATE DEBT (Cost $65,208,486)		67,210,453

MUNICIPAL OBLIGATIONS — 0.5%
State of California 5.950% 4/01/16	225,000	239,728
State of California BAB 7.550% 4/01/39	125,000	192,899
State of California BAB 7.600% 11/01/40	150,000	234,050

		666,677

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,836)		666,677

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.6%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	211,811	225,321
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (c) 1.666% 10/20/20	110,000	110,000

		335,321

Automobile ABS — 0.8%
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (c) 1.450% 4/16/18	93,164	93,386
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (c) 2.500% 2/20/21	120,000	119,502
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	99,502

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CarNow Auto Receivables Trust, Series 2013-1A, Class A (c) 1.160% 10/16/17	$5,376	$5,376
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	131,481	130,882
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	93,087	92,912
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	236,574	235,904
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	159,255	159,067
Oscar US Funding Trust, Series 2014-1A, Class A2 (c) 1.000% 8/15/17	260,000	260,122

		1,196,653

Commercial MBS — 4.4%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.547% 6/10/49	270,000	289,636
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	95,000	103,497
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.288% 2/10/51	100,000	110,658
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	190,000	203,984
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	688,719
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	168,469
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	110,000	120,508
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	200,000	219,420
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	115,000	126,444

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	$152,000	$162,505
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	106,609
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	110,000	120,018
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	107,624
DBRR Trust, Series 2013-EZ3, Class A VRN (c) 1.636% 12/18/49	127,235	127,891
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.819% 7/10/38	105,000	110,703
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (c) 0.349% 1/26/34	185,000	174,099
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	321,643
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	255,757
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	140,000	148,560
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	115,000	125,550
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	117,315
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.461% 3/12/44	125,000	130,209
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	61,268	61,656
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	76,581	68,923
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.560% 8/15/39	100,000	102,684

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (c) (d) 2.750% 7/20/30	$165,394	$165,398
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	116,536
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.319% 12/15/44	185,000	190,431
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	341,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	156,074
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	563,434
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	110,000	117,423
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.941% 2/15/51	99,615	106,298
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.941% 2/15/51	100,000	108,444
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	77,245	77,221
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	116,603
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 4.876% 8/15/45	100,000	106,900
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.635% 11/15/44	170,000	190,063
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.635% 11/15/44	115,000	126,642

		6,755,747

Home Equity ABS — 3.4%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.894% 1/25/35	175,492	171,093

	Principal Amount	Value
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.660% 8/25/35	$334,396	$332,813
ACE Securities Corp., Series 2005-RM1, Class M2 FRN 0.920% 3/25/35	225,932	225,381
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.875% 4/25/35	173,323	167,873
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.349% 4/25/36	81,438	80,444
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.635% 12/25/35	400,000	385,713
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (c) 0.370% 11/25/45	106,295	102,569
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.320% 8/25/36	185,981	180,748
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.815% 8/25/35	29,369	28,988
Conseco Finance Corp., Series 2002-A, Class M1 FRN 2.011% 4/15/32	93,570	92,317
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.630% 9/25/34	54,572	54,200
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.660% 12/25/35	186,228	185,540
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.070% 2/25/35	193,391	170,955
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.620% 7/25/35	125,056	122,689
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.410% 1/25/36	104,884	102,006
Fremont Home Loan Trust, Series 2005-2, Class M2 FRN 0.890% 6/25/35	180,694	174,184
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.389% 10/25/35	156,343	153,176
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.965% 2/25/35	264,020	252,646
MASTR Asset Backed Securities Trust, Series 2005, Class M1 FRN 0.890% 12/25/34	99,504	93,441

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.890% 3/25/35	$120,000	$111,353
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.875% 4/25/36	152,947	147,643
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.905% 6/28/35	392,308	386,772
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.935% 6/28/35	325,000	301,885
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.920% 7/25/35	78,013	77,645
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.693% 10/25/28	21	21
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.540% 1/25/36	245,075	243,320
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.380% 12/25/35	245,683	241,477
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS FRN 0.670% 7/25/35	105,000	104,746
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.430% 9/25/35	53,470	53,265
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.450% 5/25/36	158,306	151,211
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.410% 11/25/35	85,950	85,183
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (c) 0.450% 1/25/37	100,541	99,609

		5,080,906

Other ABS — 7.5%
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	131,785	131,538
Apidos CLO XVII, Series 2014-17A, Class A1A FRN (c) 1.728% 4/17/26	250,000	248,350
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	250,000	250,818

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1 FRN (c) 1.911% 12/15/42	$156,812	$157,619
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	120,000	119,731
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (c) 1.688% 7/17/26	250,000	248,039
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (c) 1.631% 1/18/25	250,000	247,790
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (c) 1.674% 7/15/26	250,000	247,433
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (c) 1.711% 1/15/26	250,000	248,197
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	160,000	158,800
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (c) 1.748% 4/17/25	265,000	263,968
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1 FRN (c) 1.701% 10/15/25	300,000	298,375
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	189,881	194,824
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	98,333	98,376
Cronos Containers Program I Ltd., Series 2014-2A, Class A (c) 3.270% 11/18/29	247,685	247,613
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	126,088	126,704
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	236,731	248,568
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	248,074	246,750
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	126,667	131,205
Eaton Vance CLO, Series 2014-1A, Class A FRN (c) 1.685% 7/15/26	250,000	247,950
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	220,843	220,427

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global Container Assets Ltd., Series 2013-1A, Class A1 (c) 2.200% 11/05/28	$160,662	$159,846
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (c) 1.384% 4/25/25	365,000	358,012
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	250,000	250,000
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.407% 6/02/17	250,000	253,847
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	124,256	122,738
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	167,020	167,906
Icon Brand Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	87,568	87,239
Icon Brand Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	72,326	72,587
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (c) 1.681% 10/15/22	250,000	248,775
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (c) 1.681% 1/18/26	250,000	247,919
LCM Ltd., Series 16A, Class A FRN (c) 1.758% 7/15/26	250,000	248,492
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (c) 1.731% 7/20/26	250,000	249,179
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	280,800	280,825
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	130,394	130,479
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	207,660	207,413
New York City Tax Lien, Series 2014-A, Class A (c) 1.030% 11/10/27	85,381	85,278
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (c) 1.431% 1/15/25	250,000	246,168
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (c) 1.351% 4/20/25	225,000	221,181
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (c) 1.481% 7/23/25	200,000	197,522

	Principal Amount	Value
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (c) 3.150% 5/17/18	$130,000	$129,643
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	120,000	120,470
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	89,778	89,877
Ownit Mortgage Loan Trust, Series 2005-2, Class M4 FRN 1.100% 3/25/36	130,984	128,444
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	80,000	79,819
Park Place Securities, Inc., Series 2005-WCW3, Class M1 FRN 0.650% 8/25/35	100,000	84,274
RAAC, Series 2006-RP2, Class A FRN (c) 0.420% 2/25/37	146,520	145,164
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (c) 1.482% 2/20/25	250,000	246,810
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (c) 1.652% 11/08/24	100,000	99,510
Seneca Park CLO Ltd., Series 2014-1A, Class A FRN (c) 1.703% 7/17/26	250,000	247,866
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	24,413	24,801
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	175,762	185,319
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	110,034
SpringCastle America Funding LLC, Series 2014-AA, Class A (c) 2.700% 5/25/23	326,840	326,030
Springleaf Funding Trust, Series 2013-AA, Class A (c) 2.580% 9/15/21	180,000	180,518
STORE Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	118,078	121,259
SVO VOI Mortgage LLC, Series 2012-AA, Class A (c) 2.000% 9/20/29	170,801	169,785
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	229,799	228,027

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (c) 3.270% 10/20/39	$98,333	$97,644
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (c) 2.561% 10/15/15	120,000	120,496
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	58,905	61,814
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	244,295	241,369

		11,457,454

Student Loans ABS — 3.0%
Access Group, Inc., Series 2003-A, Class A3 FRN 1.220% 7/01/38	65,564	60,149
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (c) 1.636% 3/01/42	100,000	84,000
College Loan Corp. Trust I, Series 2003-1, Class A6 FRN (c) 0.305% 3/01/42	200,000	195,145
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (c) 0.994% 3/01/42	150,000	143,970
College Loan Corp. Trust I, Series 2002-2, Class A30 FRN (c) 1.850% 3/01/42	100,000	97,001
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	100,000	99,438
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	200,000	197,700
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.665% 6/15/43	350,000	344,457
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.907% 6/15/43	200,000	194,321
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.534% 10/28/41	61,326	61,144
KeyCorp Student Loan Trust, Series 2004-A, Class 2B FRN 0.764% 1/27/42	100,000	96,342
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS FRN 0.953% 11/25/36	100,000	92,317
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.850% 10/25/35	160,578	160,144

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.360% 2/25/28	$297,186	$296,362
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.410% 7/25/28	49,064	48,926
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.515% 6/25/27	172,911	171,099
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.505% 6/25/41	252,407	228,030
Nelnet Student Loan Trust, Series 2005-4, Class A4R2 FRN 0.858% 3/22/32	150,000	139,992
Nelnet Student Loan Trust, Series 2012-2A, Class B FRN (c) 1.170% 11/25/36	200,000	181,432
Nelnet Student Loan Trust, Series 2012-1A, Class B FRN (c) 1.170% 6/25/42	150,000	146,050
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (c) 1.669% 6/25/41	100,000	91,379
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (c) 1.669% 10/25/47	240,000	225,584
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (c) 1.670% 5/25/49	100,000	89,737
SLM Private Education Loan Trust, Series 2013-R1, Class A FRN (c) 1.670% 3/25/33	241,503	243,808
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.534% 1/25/41	150,299	135,912
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.670% 6/25/43	110,000	108,334
Social Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	240,093	242,712
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.655% 8/01/35	400,000	376,197

		4,601,682

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.690% 8/25/34	78,021	75,742

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M1 FRN 2.119% 11/25/24	$111,929	$111,929
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	15,856	15,546
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.904% 9/25/33	4,448	4,253
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.475% 8/25/34	13,876	13,118
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.409% 8/25/34	48,175	40,872
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.420% 8/25/36	124,346	114,476
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.448% 7/25/33	2,877	2,839
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	5,316	4,982
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.374% 2/25/34	135	136
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.569% 3/25/34	25,620	25,410
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.513% 4/25/44	67,507	69,924

		479,227

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.419% 11/25/37	21,531	21,317
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.759% 6/25/32	18,192	17,559

		38,876

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,625,398)		29,945,866

SOVEREIGN DEBT OBLIGATIONS — 1.1%
Brazilian Government International Bond 4.875% 1/22/21	100,000	106,250
Province of Quebec Canada 2.625% 2/13/23	192,000	191,765

	Principal Amount	Value
Province of Quebec Canada 7.500% 9/15/29	$125,000	$184,736
Republic of Brazil International Bond 5.625% 1/07/41	235,000	253,212
Republic of Turkey International Bond 4.875% 4/16/43	236,000	235,075
Republic of Turkey International Bond 6.750% 4/03/18	100,000	111,250
United Mexican States 5.125% 1/15/20	95,000	104,738
United Mexican States 6.750% 9/27/34	375,000	489,750

		1,676,776

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,614,320)		1,676,776

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.7%
Collateralized Mortgage Obligations — 1.5%
Fannie Mae Benchmark REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	113,706	124,361
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	467,982	482,004
Series 4290, Class CA 3.500% 12/15/38	235,226	246,726
Series 2617, Class Z 5.500% 5/15/33	247,406	278,074
Series 2693, Class Z 5.500% 10/15/33	424,872	472,584
Series 2178, Class PB 7.000% 8/15/29	23,246	26,527
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	144,463	153,709
Series 2014-48, Class AB 4.000% 10/25/40	363,577	388,027
Series 2010-60, Class HJ 5.500% 5/25/40	97,041	107,171
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	14,277	15,962

		2,295,145

Pass-Through Securities — 26.2%
Federal Home Loan Mortgage Corp. Pool #G11476 5.000% 11/01/18	46,219	48,664
Pool #B16010 5.000% 8/01/19	938	995
Pool #B17058 5.000% 9/01/19	1,282	1,366

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #B18677 5.000% 1/01/20	$1,855	$1,973
Pool #E89199 6.000% 4/01/17	2,167	2,271
Pool #G11431 6.000% 2/01/18	406	424
Pool #G01311 7.000% 9/01/31	2,054	2,388
Pool #C80207 7.500% 9/01/24	2,315	2,663
Pool #C00530 7.500% 7/01/27	1,716	2,017
Pool #C00563 7.500% 11/01/27	5,871	6,911
Pool #C00612 7.500% 4/01/28	363	428
Pool #C55867 7.500% 2/01/30	6,919	8,112
Federal National Mortgage Association Pool #725692 2.270% 10/01/33 FRN	157,522	166,705
Pool #888586 2.340% 10/01/34 FRN	339,269	359,998
Pool #890564 3.000% 6/01/43	333,827	339,317
Pool #AO8629 3.500% 7/01/42	387,272	404,472
Pool #AP6609 3.500% 9/01/42	240,425	251,103
Pool #AB8527 3.500% 3/01/43	707,173	737,477
Pool #AR8708 3.500% 4/01/43	103,255	107,680
Pool #AT0998 3.500% 4/01/43	513,737	535,752
Pool #AT4050 3.500% 5/01/43	134,315	140,070
Pool #MA1463 3.500% 6/01/43	339,928	354,494
Pool #AB6261 4.000% 9/01/42	1,269,882	1,366,660
Pool #735010 5.000% 11/01/19	177,800	188,909
Pool #253880 6.500% 7/01/16	972	1,006
Pool #575579 7.500% 4/01/31	11,040	13,164
Pool #535996 7.500% 6/01/31	2,043	2,436
Federal National Mortgage Association TBA Pool #3348 2.500% 9/01/27 (e)	7,175,000	7,310,652

	Principal Amount	Value
Pool #4241 3.000% 8/01/42 (e)	$2,000,000	$2,024,219
Pool #1963 3.500% 8/01/42 (e)	2,225,000	2,320,606
Pool #9174 4.000% 4/01/42 (e)	2,625,000	2,802,598
Pool #18718 4.500% 3/01/40 (e)	4,900,000	5,320,711
Government National Mortgage Association Pool #783896 3.500% 5/15/44	493,231	519,222
Pool #579140 6.500% 1/15/32	1,619	1,880
Pool #587280 6.500% 9/15/32	1,385	1,600
Pool #550659 6.500% 9/15/35	128,366	148,383
Pool #538689 6.500% 12/15/35	20,729	23,913
Pool #780651 7.000% 10/15/27	2,412	2,797
Pool #462384 7.000% 11/15/27	1,285	1,490
Pool #482668 7.000% 8/15/28	1,754	2,037
Pool #506804 7.000% 5/15/29	8,111	9,394
Pool #506914 7.000% 5/15/29	30,699	35,555
Pool #581417 7.000% 7/15/32	4,662	5,486
Pool #591581 7.000% 8/15/32	946	1,116
Pool #423836 8.000% 8/15/26	1,332	1,574
Pool #444619 8.000% 3/15/27	10,174	12,060
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	112,163	116,177
Pool #82462 3.500% 1/20/40 FRN	85,613	89,450
Pool #G2MA2149 4.000% 8/20/44	2,713,180	2,911,157
Government National Mortgage Association II TBA Pool #188 3.000% 11/01/42 (e)	6,100,000	6,237,726
Pool #207 3.500% 1/01/43 (e)	1,275,000	1,338,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #232 4.000% 12/01/42 (e)	$3,500,000	$3,751,836

		40,037,944

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,137,275)		42,333,089

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds & Notes — 9.8%
U.S. Treasury Bond 2.750% 8/15/42	1,170,000	1,170,588
U.S. Treasury Bond 2.875% 5/15/43	740,000	757,586
U.S. Treasury Bond 3.000% 11/15/44	280,000	294,284
U.S. Treasury Bond 3.375% 5/15/44	2,120,000	2,388,743
U.S. Treasury Bond 4.500% 2/15/36	1,510,000	2,015,780
U.S. Treasury Inflation Index 0.375% 7/15/23	438,746	433,776
U.S. Treasury Note 1.000% 12/15/17	1,600,000	1,596,375
U.S. Treasury Note 1.500% 11/30/19	1,540,000	1,529,984
U.S. Treasury Note (f) (g) 1.625% 4/30/19	3,555,000	3,566,665
U.S. Treasury Note 2.250% 11/15/24	1,220,000	1,228,268

		14,982,049

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,433,825)		14,982,049

TOTAL BONDS & NOTES (Cost $153,599,140)		156,814,910

	Notional Amount
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial — 0.3%
AUD Put JPY Call, Expires 4/30/15, Strike 90.00 (OTC — JP Morgan Chase)	$6,000,000	30,419

	Notional Amount	Value
3-Month LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC — Credit Suisse International); underlying swap terminates 4/27/26	$17,725,000	$468,786

		499,205

TOTAL PURCHASED OPTIONS (Cost $353,207)		499,205

TOTAL LONG-TERM INVESTMENTS (Cost $154,368,035)		157,748,371

	Principal Amount
SHORT-TERM INVESTMENTS — 21.5%
Commercial Paper — 21.1%
Ameren Corp. 0.500% 1/12/15	$2,500,000	2,499,618
Amphenol Corp. (c) 0.320% 1/05/15	2,750,000	2,749,902
AutoZone, Inc. (c) 0.400% 1/08/15	2,500,000	2,499,806
Cameron International Corp. (c) 0.440% 1/14/15	2,000,000	1,999,682
Canadian Natural Resources Ltd. (c) 0.430% 1/13/15	2,600,000	2,599,627
Carnival Corp. (c) 0.700% 3/18/15	2,500,000	2,496,306
Holcim US Finance Sarl & Cie (c) 0.280% 1/20/15	2,500,000	2,499,499
Marriott International, Inc. (c) 0.390% 1/26/15	2,339,000	2,338,367
National Grid USA (c) 0.360% 2/03/15	2,000,000	1,999,340
ONEOK Partners LP (c) 0.700% 2/17/15	2,500,000	2,497,715
Pentair Finance (c) 0.500% 2/02/15	1,500,000	1,499,333
Rockwell Collins, Inc. (c) 0.300% 1/02/15	3,000,000	2,999,975
Southern California Edison Co. (c) 0.380% 1/06/15	2,500,000	2,499,868
Vodafone Group PLC (c) 0.490% 4/10/15	1,000,000	998,652

		32,177,690

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.4%
Euro Time Deposit 0.010% 1/02/15	$547,884	$547,884

TOTAL SHORT-TERM INVESTMENTS (Cost $32,725,574)		32,725,574

TOTAL INVESTMENTS — 124.8% (Cost $187,093,609) (h)		190,473,945

Other Assets/(Liabilities) — (24.8)%		(37,838,003)

NET ASSETS — 100.0%		$152,635,942

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
AUD	Australian Dollar
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2014, these securities amounted to a value of $180,956 or 0.12% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $58,321,176 or 38.21% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2014, these securities amounted to a value of $165,398 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%

COMMON STOCK — 0.9%
Basic Materials — 0.9%
Forest Products & Paper — 0.9%
The Newark Group, Inc. (a) (b)	329,969	$2,219,371

TOTAL COMMON STOCK (Cost $2,113,591)		2,219,371

TOTAL EQUITIES (Cost $2,113,591)		2,219,371

	Principal Amount
BONDS & NOTES — 91.5%

BANK LOANS — 3.5%
Electronics — 0.8%
RP Crown Parent LLC, 2nd Lien Term Loan 11.250% 12/20/19	$2,500,000	2,102,074

Oil & Gas — 1.8%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	5,254,429	4,597,625

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	2,448,101	2,139,029

TOTAL BANK LOANS (Cost $10,187,632)		8,838,728

CORPORATE DEBT — 88.0%
Aerospace & Defense — 1.2%
Moog, Inc. (c) 5.250% 12/01/22	948,000	959,850
TransDigm, Inc. 6.500% 7/15/24	2,035,000	2,045,175

		3,005,025

Agriculture — 1.6%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	3,873,000	3,989,190

Airlines — 1.6%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (c) 6.875% 2/15/19	4,247,000	4,119,590

Apparel — 1.7%
Perry Ellis International, Inc. 7.875% 4/01/19	4,157,000	4,260,925

	Principal Amount	Value
Auto Manufacturers — 1.5%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	$3,600,000	$3,771,000

Automotive & Parts — 3.0%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,873,700
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	849,300
Dana Holding Corp. 5.500% 12/15/24	1,012,000	1,022,120
International Automotive Components Group SA (c) 9.125% 6/01/18	2,634,000	2,745,945

		7,491,065

Banks — 1.1%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,773,125

Building Materials — 1.8%
Headwaters, Inc. 7.250% 1/15/19	2,500,000	2,600,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	2,060,000	2,043,314

		4,643,314

Chemicals — 1.8%
Cornerstone Chemical Co. (c) 9.375% 3/15/18	1,410,000	1,438,200
Omnova Solutions, Inc. 7.875% 11/01/18	1,660,000	1,676,600
TPC Group, Inc. (c) 8.750% 12/15/20	1,546,000	1,503,485

		4,618,285

Coal — 1.8%
Murray Energy Corp. (c) 8.625% 6/15/21	2,178,000	2,079,990
Murray Energy Corp. (c) 9.500% 12/05/20	540,000	540,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	355,000	368,756
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	1,525,000	1,584,094

		4,572,840

Commercial Services — 5.3%
The ADT Corp. 5.250% 3/15/20	1,466,000	1,484,325
Multi-Color Corp. (c) 6.125% 12/01/22	2,200,000	2,200,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mustang Merger Corp. (c) 8.500% 8/15/21	$7,420,000	$7,049,000
StoneMor Partners LP/Cornerstone Family Services of WV 7.875% 6/01/21	2,545,000	2,595,900

		13,329,225

Computers — 0.3%
IHS, Inc. (c) 5.000% 11/01/22	752,000	744,480

Distribution & Wholesale — 0.3%
Global Partners LP/GLP Finance Corp. (c) 6.250% 7/15/22	888,000	861,360

Diversified Financial — 1.5%
E*TRADE Financial Corp. 5.375% 11/15/22	1,794,000	1,834,365
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	2,008,750

		3,843,115

Electric — 0.5%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. (c) 7.625% 11/01/24	1,130,000	1,152,600

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	1,700,000	1,780,750

Electronics — 0.4%
Rexel SA (c) 5.250% 6/15/20	1,047,000	1,054,853

Engineering & Construction — 1.0%
Weekley Homes LLC/Weekley Finance Corp. 6.000% 2/01/23	1,440,000	1,368,000
Zachry Holdings, Inc. (c) 7.500% 2/01/20	1,169,000	1,174,845

		2,542,845

Foods — 1.3%
Hearthside Group Holdings LLC/Hearthside Finance Co. (c) 6.500% 5/01/22	485,000	472,875
JBS Investments GmbH (c) 7.750% 10/28/20	2,600,000	2,692,300

		3,165,175

Forest Products & Paper — 2.5%
Appvion, Inc. (c) 9.000% 6/01/20	3,168,000	2,170,080

	Principal Amount	Value
Xerium Technologies, Inc. 8.875% 6/15/18	$3,926,000	$4,124,754

		6,294,834

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,188,000	1,193,940

Health Care – Products — 1.0%
Alere, Inc. 6.500% 6/15/20	1,940,000	1,949,700
Halyard Health, Inc. (c) 6.250% 10/15/22	561,000	569,415

		2,519,115

Health Care – Services — 2.9%
Fresenius Medical Care US Finance II, Inc. (c) 4.750% 10/15/24	1,074,000	1,084,740
HCA, Inc. 5.250% 4/15/25	1,159,000	1,211,155
HEALTHSOUTH Corp. 5.750% 11/01/24	515,000	535,600
Kindred Escrow Corp. II (c) 8.750% 1/15/23	2,112,000	2,273,040
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,290,875

		7,395,410

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (c) 7.500% 8/15/19	1,755,000	1,768,163

Home Builders — 1.9%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,330,350
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,411,445

		4,741,795

Insurance — 0.6%
Onex York Acquisition Corp. (c) 8.500% 10/01/22	1,602,000	1,602,000

Leisure Time — 3.0%
Brunswick Corp. (c) 4.625% 5/15/21	910,000	891,800
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,272,510
Brunswick Corp. 7.375% 9/01/23	650,000	705,250
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,646,000	1,720,070

		7,589,630

Lodging — 1.0%
MGM Resorts International 6.000% 3/15/23	2,600,000	2,613,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 1.4%
Welltec A/S (c) 8.000% 2/01/19	$2,950,000	$2,743,500
Zebra Technologies Corp. (c) 7.250% 10/15/22	859,000	901,950

		3,645,450

Manufacturing — 2.9%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,135,000	1,197,425
EnPro Industries, Inc. (c) 5.875% 9/15/22	1,895,000	1,913,950
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,805,000	4,109,400

		7,220,775

Media — 8.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,438,000	1,452,380
CCOH Safari LLC 5.500% 12/01/22	1,823,000	1,850,345
CCOH Safari LLC 5.750% 12/01/24	2,500,000	2,528,125
Cogeco Cable, Inc. (c) 4.875% 5/01/20	1,310,000	1,310,000
DISH DBS Corp. (c) 5.875% 11/15/24	1,223,000	1,229,115
Entercom Radio LLC 10.500% 12/01/19	1,805,000	1,958,425
Gannett Co., Inc. (c) 5.500% 9/15/24	840,000	842,100
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	2,150,000	2,343,500
LIN Television Corp. (c) 5.875% 11/15/22	951,000	941,490
Numericable-SFR (c) 6.000% 5/15/22	770,000	774,235
Numericable-SFR (c) 6.250% 5/15/24	415,000	418,112
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	4,051,000	4,172,530
Sirius XM Radio, Inc. (c) 6.000% 7/15/24	765,000	784,125
Townsquare Radio LLC/Townsquare Radio, Inc. (c) 9.000% 4/01/19	1,225,000	1,304,625

		21,909,107

Mining — 1.5%
Alcoa, Inc. 5.125% 10/01/24	1,095,000	1,160,448

	Principal Amount	Value
First Quantum Minerals Ltd. (c) 7.250% 5/15/22	$1,822,000	$1,639,800
Hecla Mining Co. 6.875% 5/01/21	1,086,000	955,680

		3,755,928

Oil & Gas — 8.9%
American Energy-Woodford LLC/AEW Finance Corp. (c) 9.000% 9/15/22	1,143,000	731,520
Baytex Energy Corp. (c) 5.625% 6/01/24	2,380,000	2,023,000
California Resources Corp. (c) 6.000% 11/15/24	1,700,000	1,436,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 6.500% 4/15/21	2,162,000	1,924,180
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	3,093,000	2,938,350
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	1,280,000	1,126,400
Jupiter Resources, Inc. (c) 8.500% 10/01/22	2,700,000	2,031,750
Magnum Hunter Resources Corp. 9.750% 5/15/20	3,475,000	2,745,250
Millennium Offshore Services Superholdings LLC (c) 9.500% 2/15/18	2,159,000	2,148,205
Precision Drilling Corp. (c) 5.250% 11/15/24	1,790,000	1,467,800
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp. 9.750% 2/15/17	2,600,000	1,352,000
Seventy Seven Energy, Inc. 6.500% 7/15/22	1,150,000	672,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	680,000	646,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,239,000

		22,482,705

Packaging & Containers — 1.6%
Ardagh Finance Holdings SA (c) 8.625% 6/15/19	902,924	889,380
Owens-Brockway Glass Container, Inc. (c) 5.000% 1/15/22	815,000	831,300
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,386,515

		4,107,195

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.5%
BioScrip, Inc. (c) 8.875% 2/15/21	$3,841,000	$3,456,900
Capsugel SA (c) 7.000% 5/15/19	705,000	712,050
Endo Finance LLC/ Endo Finco, Inc. (c) 5.375% 1/15/23	2,195,000	2,151,100

		6,320,050

Pipelines — 0.2%
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (c) 6.250% 10/15/22	603,000	601,493

Real Estate — 0.2%
Forestar USA Real Estate Group, Inc. (c) 8.500% 6/01/22	470,000	458,250

Retail — 1.2%
Landry’s, Inc. (c) 9.375% 5/01/20	1,850,000	1,961,000
The Pantry, Inc. 8.375% 8/01/20	1,080,000	1,182,600

		3,143,600

Savings & Loans — 0.7%
Consolidated Energy Finance SA (c) 6.750% 10/15/19	1,796,000	1,755,590

Semiconductors — 1.1%
Micron Technology, Inc. (c) 5.500% 2/01/25	2,800,000	2,828,000

Software — 1.8%
Audatex North America, Inc. (c) 6.000% 6/15/21	2,044,000	2,105,320
Audatex North America, Inc. (c) 6.125% 11/01/23	1,681,000	1,735,632
MSCI, Inc. (c) 5.250% 11/15/24	694,000	718,290

		4,559,242

Storage & Warehousing — 1.0%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (c) 6.500% 4/01/19	3,200,000	2,408,000

Telecommunications — 6.8%
Altice Financing SA (c) 6.500% 1/15/22	1,485,000	1,451,588
Altice Finco SA (c) 8.125% 1/15/24	1,385,000	1,350,375
Altice SA (c) 7.750% 5/15/22	1,955,000	1,958,666
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	997,500
Frontier Communications Corp. 6.875% 1/15/25	1,060,000	1,060,000

	Principal Amount	Value
Frontier Communications Corp. 7.625% 4/15/24	$1,835,000	$1,890,050
Sprint Corp. 7.250% 9/15/21	1,460,000	1,447,225
Sprint Corp. 7.875% 9/15/23	2,880,000	2,843,136
T-Mobile USA, Inc. 6.375% 3/01/25	1,955,000	1,986,280
West Corp. (c) 5.375% 7/15/22	2,175,000	2,082,562

		17,067,382

Transportation — 5.0%
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	5,510,000	5,675,300
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,588,000	1,655,490
Topaz Marine SA (c) 8.625% 11/01/18	2,838,000	2,607,554
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	2,730,000	2,702,700

		12,641,044

TOTAL CORPORATE DEBT (Cost $227,829,788)		222,340,460

TOTAL BONDS & NOTES (Cost $238,017,420)		231,179,188

TOTAL LONG-TERM INVESTMENTS (Cost $240,131,011)		233,398,559

SHORT-TERM INVESTMENTS — 6.9%
Time Deposits — 6.9%
Euro Time Deposit 0.010% 1/02/15	17,610,995	17,610,995

TOTAL SHORT-TERM INVESTMENTS (Cost $17,610,995)		17,610,995

TOTAL INVESTMENTS — 99.3% (Cost $257,742,006) (d)		251,009,554

Other Assets/(Liabilities) — 0.7%		1,714,245

NET ASSETS — 100.0%		$252,723,799

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2014, these securities amounted to a value of $2,219,371 or 0.88% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $143,270,352 or 56.69% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 58.1%

COMMON STOCK — 58.0%
Basic Materials — 1.4%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	630	$90,864
Airgas, Inc.	3	345
CF Industries Holdings, Inc.	365	99,477
The Dow Chemical Co.	6,693	305,268
E.I. du Pont de Nemours & Co.	3,871	286,222
Eastman Chemical Co.	794	60,233
Ecolab, Inc.	224	23,412
International Flavors & Fragrances, Inc.	113	11,454
LyondellBasell Industries NV Class A	3,700	293,743
Monsanto Co.	9	1,075
The Mosaic Co.	3,800	173,470
PPG Industries, Inc.	864	199,714
Praxair, Inc.	4	518
Rayonier Advanced Materials, Inc.	5,766	128,582
The Sherwin-Williams Co.	127	33,406
Sigma-Aldrich Corp.	749	102,815

		1,810,598

Forest Products & Paper — 0.1%
International Paper Co.	2,607	139,683
MeadWestvaco Corp.	107	4,750

		144,433

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	19	661
Nucor Corp.	61	2,992

		3,653

Mining — 0.2%
Alcoa, Inc.	17,346	273,893
Freeport-McMoRan, Inc.	4,748	110,913
Newmont Mining Corp.	784	14,818
Vulcan Materials Co.	98	6,442

		406,066

		2,364,750

Communications — 7.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	1,733	35,995
Omnicom Group, Inc.	1,998	154,785

		190,780

Internet — 2.2%
Akamai Technologies, Inc. (a)	610	38,406
Amazon.com, Inc. (a)	46	14,276
eBay, Inc. (a)	6,865	385,264

	Number of Shares	Value
Expedia, Inc.	3,373	$287,919
F5 Networks, Inc. (a)	1,380	180,042
Facebook, Inc. Class A (a)	5,700	444,714
FTD Cos., Inc. (a)	8,100	282,042
Google, Inc. Class A (a)	514	272,759
Google, Inc. Class C (a)	494	260,042
Netflix, Inc. (a)	326	111,365
New Media Investment Group, Inc.	9,300	219,759
The Priceline Group, Inc. (a)	224	255,407
Symantec Corp.	4,979	127,736
TripAdvisor, Inc. (a)	543	40,540
VeriSign, Inc. (a)	6,589	375,573
Yahoo!, Inc. (a)	7,234	365,389

		3,661,233

Media — 3.0%
Cablevision Systems Corp. Class A	16,500	340,560
CBS Corp. Class B	70	3,874
Comcast Corp. Class A	11,281	654,411
DIRECTV (a)	5,086	440,956
Discovery Communications, Inc. Series A (a)	200	6,890
Discovery Communications, Inc. Series C (a)	200	6,744
Gannett Co., Inc.	10,607	338,681
Liberty Broadband Corp. Class A (a)	1,640	82,148
Liberty Broadband Corp. Class C (a)	1,855	92,416
Liberty Media Corp. Class C (United States) (a)	7,420	259,923
Liberty Media Corp. Class A (a)	6,560	231,371
The McGraw Hill Financial, Inc.	609	54,189
News Corp. (a)	16,400	247,312
News Corp. Class A (a)	2,230	34,989
Nielsen NV	900	40,257
Scripps Networks Interactive Class A	2,024	152,346
Starz Class A (a)	18,700	555,390
Time Warner Cable, Inc.	808	122,864
Time Warner, Inc.	8,188	699,419
Twenty-First Century Fox Class A	321	12,328
Viacom, Inc. Class B	3,190	240,047
The Walt Disney Co.	4,282	403,322

		5,020,437

Telecommunications — 2.2%
AT&T, Inc.	17,770	596,894
CenturyLink, Inc.	2,554	101,087
Cisco Systems, Inc.	28,424	790,614
Corning, Inc.	9,174	210,360
Frontier Communications Corp.	33,870	225,913
Harris Corp.	1,354	97,244
Juniper Networks, Inc.	5,848	130,528
Knowles Corp. (a)	7,200	169,560
Motorola Solutions, Inc.	34	2,281

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	4,988	$370,758
Verizon Communications, Inc.	19,732	923,063
Windstream Corp.	1,351	11,132

		3,629,434

		12,501,884

Consumer, Cyclical — 5.1%
Airlines — 0.5%
Delta Air Lines, Inc.	7,300	359,087
Southwest Airlines Co.	9,066	383,673

		742,760

Apparel — 0.3%
Nike, Inc. Class B	3,802	365,562
VF Corp.	500	37,450

		403,012

Auto Manufacturers — 0.3%
Ford Motor Co.	17,962	278,411
General Motors Co.	4,000	139,640
Paccar, Inc.	34	2,312

		420,363

Automotive & Parts — 0.3%
BorgWarner, Inc.	1,000	54,950
Delphi Automotive PLC	1,600	116,352
The Goodyear Tire & Rubber Co.	9,161	261,730
Johnson Controls, Inc.	5	242

		433,274

Distribution & Wholesale — 0.0%
Fastenal Co.	70	3,329
Fossil Group, Inc. (a)	30	3,322
Genuine Parts Co.	536	57,122
W.W. Grainger, Inc.	4	1,020

		64,793

Home Builders — 0.0%
D.R. Horton, Inc.	59	1,492
PulteGroup, Inc.	1,974	42,362

		43,854

Home Furnishing — 0.1%
Harman International Industries, Inc.	454	48,447
Whirlpool Corp.	584	113,144

		161,591

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	41,251

Leisure Time — 0.1%
Carnival Corp.	2,373	107,568
Harley-Davidson, Inc.	1,008	66,437

		174,005

Lodging — 0.4%
Marriott International, Inc. Class A	3,013	235,105

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	1,460	$118,362
Wyndham Worldwide Corp.	2,922	250,591
Wynn Resorts Ltd.	549	81,669

		685,727

Retail — 3.1%
AutoNation, Inc. (a)	20	1,208
AutoZone, Inc. (a)	206	127,537
Bed Bath & Beyond, Inc. (a)	1,773	135,049
Best Buy Co., Inc.	9,108	355,030
Coach, Inc.	1,384	51,983
Costco Wholesale Corp.	2,878	407,956
CVS Health Corp.	5,713	550,219
Darden Restaurants, Inc.	173	10,143
Dollar General Corp. (a)	600	42,420
Dollar Tree, Inc. (a)	1,160	81,641
Family Dollar Stores, Inc.	47	3,723
GameStop Corp. Class A	4,061	137,262
The Gap, Inc.	1,605	67,587
The Home Depot, Inc.	7,810	819,816
Kohl’s Corp.	3,461	211,259
Lowe’s Cos., Inc.	7,029	483,595
Macy’s, Inc.	3,640	239,330
McDonald’s Corp.	2,275	213,167
Nordstrom, Inc.	711	56,446
O’Reilly Automotive, Inc. (a)	734	141,383
PetSmart, Inc.	400	32,518
Ross Stores, Inc.	1,496	141,013
Staples, Inc.	12,383	224,380
Starbucks Corp.	495	40,615
Target Corp.	2,467	187,270
Tiffany & Co.	311	33,233
The TJX Cos., Inc.	340	23,317
Urban Outfitters, Inc. (a)	760	26,699
Wal-Mart Stores, Inc.	2,253	193,488
Walgreens Boots Alliance, Inc.	1,606	122,377
Yum! Brands, Inc.	536	39,048

		5,200,712

Textiles — 0.0%
Cintas Corp.	649	50,908

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	47	2,584
Mattel, Inc.	61	1,888

		4,472

		8,426,722

Consumer, Non-cyclical — 14.4%
Agriculture — 1.0%
Altria Group, Inc.	10,441	514,428
Archer-Daniels-Midland Co.	6,226	323,752
Lorillard, Inc.	2,979	187,498
Philip Morris International, Inc.	8,396	683,854

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reynolds American, Inc.	444	$28,536

		1,738,068

Beverages — 1.2%
Brown-Forman Corp. Class B	11	966
The Coca-Cola Co.	15,724	663,867
Coca-Cola Enterprises, Inc.	1,385	61,245
Constellation Brands, Inc. Class A (a)	22	2,160
Dr. Pepper Snapple Group, Inc.	2,610	187,085
Keurig Green Mountain, Inc.	440	58,254
Molson Coors Brewing Co. Class B	1,036	77,203
Monster Beverage Corp. (a)	900	97,515
PepsiCo, Inc.	8,692	821,915

		1,970,210

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	460	85,114
Amgen, Inc.	7,275	1,158,835
Biogen Idec, Inc. (a)	1,194	405,303
Celgene Corp. (a)	1,568	175,396
Regeneron Pharmaceuticals, Inc. (a)	110	45,128
Vertex Pharmaceuticals, Inc. (a)	100	11,880

		1,881,656

Commercial Services — 0.9%
The ADT Corp.	650	23,550
Automatic Data Processing, Inc.	421	35,099
Equifax, Inc.	336	27,172
H&R Block, Inc.	2,242	75,511
Iron Mountain, Inc.	73	2,822
MasterCard, Inc. Class A	2,750	236,940
McKesson Corp.	1,941	402,913
Moody’s Corp.	735	70,420
Paychex, Inc.	813	37,536
Quanta Services, Inc. (a)	1,024	29,071
Robert Half International, Inc.	335	19,557
Total System Services, Inc.	621	21,089
Vectrus, Inc. (a)	1,477	40,470
Visa, Inc. Class A	570	149,454
Western Union Co.	17,307	309,969

		1,481,573

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	37,309	350,332
Colgate-Palmolive Co.	806	55,767
The Estee Lauder Cos., Inc. Class A	996	75,895
The Procter & Gamble Co.	10,233	932,124

		1,414,118

Foods — 1.1%
Campbell Soup Co.	165	7,260
ConAgra Foods, Inc.	4,184	151,795
General Mills, Inc.	894	47,677
The Hershey Co.	419	43,547
Hormel Foods Corp.	94	4,897

	Number of Shares	Value
The J.M. Smucker Co.	394	$39,786
Kellogg Co.	1,835	120,082
Kraft Foods Group, Inc.	2,473	154,958
The Kroger Co.	4,034	259,023
McCormick & Co., Inc.	73	5,424
Mondelez International, Inc. Class A	6,221	225,978
Safeway, Inc.	3,821	134,194
Sysco Corp.	566	22,465
Tyson Foods, Inc. Class A	1,020	40,892
WhiteWave Foods Co. (a)	16,500	577,335
Whole Foods Market, Inc.	472	23,798

		1,859,111

Health Care – Products — 2.3%
Baxter International, Inc.	1,822	133,534
Becton, Dickinson & Co.	822	114,390
Boston Scientific Corp. (a)	6,721	89,053
C.R. Bard, Inc.	1,074	178,950
CareFusion Corp. (a)	5,148	305,482
Covidien PLC	1,200	122,736
Edwards Lifesciences Corp. (a)	1,380	175,784
Intuitive Surgical, Inc. (a)	14	7,405
Johnson & Johnson	15,349	1,605,045
Medtronic, Inc.	9,769	705,322
St. Jude Medical, Inc.	1,998	129,930
Stryker Corp.	1,059	99,896
Varian Medical Systems, Inc. (a)	674	58,308
Zimmer Holdings, Inc.	1,234	139,960

		3,865,795

Health Care – Services — 1.1%
Aetna, Inc.	3,272	290,652
Anthem, Inc.	2,188	274,966
Cigna Corp.	1,159	119,273
DaVita HealthCare Partners, Inc. (a)	746	56,502
Humana, Inc.	1,175	168,765
Laboratory Corporation of America Holdings (a)	601	64,848
Quest Diagnostics, Inc.	635	42,583
Tenet Healthcare Corp. (a)	29	1,469
Thermo Fisher Scientific, Inc.	1,888	236,548
UnitedHealth Group, Inc.	4,681	473,202
Universal Health Services, Inc. Class B	310	34,491

		1,763,299

Household Products — 0.3%
Avery Dennison Corp.	582	30,194
The Clorox Co.	2,047	213,318
Kimberly-Clark Corp.	2,130	246,100

		489,612

Pharmaceuticals — 4.5%
Abbott Laboratories	4,704	211,774
AbbVie, Inc.	10,304	674,294

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Actavis PLC (a)	1,202	$309,407
Allergan, Inc.	1,147	243,841
AmerisourceBergen Corp.	2,460	221,794
Bristol-Myers Squibb Co.	7,212	425,724
Cardinal Health, Inc.	2,855	230,484
DENTSPLY International, Inc.	161	8,576
Eli Lilly & Co.	4,707	324,736
Express Scripts Holding Co. (a)	3,745	317,089
Gilead Sciences, Inc. (a)	10,602	999,345
Hospira, Inc. (a)	624	38,220
Mead Johnson Nutrition Co.	624	62,737
Merck & Co., Inc.	17,929	1,018,188
Mylan, Inc. (a)	2,459	138,614
Patterson Cos., Inc.	61	2,934
Perrigo Co. PLC	40	6,686
Pfizer, Inc.	48,322	1,505,230
Zoetis, Inc.	16,710	719,031

		7,458,704

		23,922,146

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	50,131

Energy — 4.3%
Coal — 0.0%
CONSOL Energy, Inc.	57	1,927

Oil & Gas — 3.6%
Anadarko Petroleum Corp.	1,297	107,002
Apache Corp.	1,098	68,812
Cabot Oil & Gas Corp.	92	2,724
California Resources Corp. (a)	1,612	8,882
Chesapeake Energy Corp.	5,198	101,725
Chevron Corp.	8,530	956,895
Cimarex Energy Co.	300	31,800
ConocoPhillips	4,210	290,743
Denbury Resources, Inc.	2,185	17,764
Devon Energy Corp.	2,517	154,066
Diamond Offshore Drilling, Inc.	85	3,120
Ensco PLC Class A	1,100	32,945
EOG Resources, Inc.	1,492	137,368
EQT Corp.	629	47,615
Exxon Mobil Corp.	20,649	1,909,000
Helmerich & Payne, Inc.	840	56,633
Hess Corp.	2,747	202,784
Marathon Oil Corp.	5,185	146,684
Marathon Petroleum Corp.	2,342	211,389
Murphy Oil Corp.	1,422	71,839
Murphy USA, Inc. (a)	6,000	413,160
Nabors Industries Ltd.	10,099	131,085
Newfield Exploration Co. (a)	1,300	35,256
Noble Corp. PLC	700	11,599
Noble Energy, Inc.	66	3,130
Occidental Petroleum Corp.	330	26,601

	Number of Shares	Value
Phillips 66	3,805	$272,818
Pioneer Natural Resources Co.	3	447
QEP Resources, Inc.	98	1,982
Range Resources Corp.	99	5,292
Tesoro Corp.	3,486	259,184
Valero Energy Corp.	4,410	218,295

		5,938,639

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	174	9,756
Cameron International Corp. (a)	37	1,848
FMC Technologies, Inc. (a)	72	3,373
Halliburton Co.	5,171	203,375
National Oilwell Varco, Inc.	4,809	315,134
Schlumberger Ltd.	5,745	490,681
Transocean Ltd.	9,300	170,469

		1,194,636

Pipelines — 0.0%
Kinder Morgan, Inc.	60	2,539
Spectra Energy Corp.	71	2,577
The Williams Cos., Inc.	33	1,483

		6,599

		7,141,801

Financial — 9.0%
Banks — 2.6%
Bank of America Corp.	32,642	583,965
Bank of New York Mellon Corp.	5,995	243,217
BB&T Corp.	1,912	74,358
Capital One Financial Corp.	2,975	245,586
Comerica, Inc.	924	43,280
Fifth Third Bancorp	2,921	59,515
Huntington Bancshares, Inc.	13,210	138,969
KeyCorp	10,972	152,511
M&T Bank Corp.	281	35,299
Northern Trust Corp.	661	44,552
PNC Financial Services Group, Inc.	3,745	341,656
Regions Financial Corp.	13,043	137,734
State Street Corp.	1,685	132,273
SunTrust Banks, Inc.	6,000	251,400
U.S. Bancorp	8,229	369,894
Wells Fargo & Co.	25,064	1,374,009
Zions Bancorp	449	12,801

		4,241,019

Diversified Financial — 2.6%
American Express Co.	2,688	250,091
Ameriprise Financial, Inc.	1,215	160,684
BlackRock, Inc.	710	253,868
The Charles Schwab Corp.	3,122	94,253
Citigroup, Inc.	9,984	540,234
CME Group, Inc.	55	4,876
Discover Financial Services	2,895	189,593
E*TRADE Financial Corp. (a)	2,893	70,170

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	1,548	$85,713
The Goldman Sachs Group, Inc.	2,878	557,843
IntercontinentalExchange, Inc.	2	438
Invesco Ltd.	2,123	83,901
JP Morgan Chase & Co.	18,965	1,186,830
Legg Mason, Inc.	2,347	125,259
Morgan Stanley	9,596	372,325
The NASDAQ OMX Group, Inc.	722	34,627
Navient Corp.	7,618	164,625
T. Rowe Price Group, Inc.	1,186	101,830

		4,277,160

Insurance — 3.5%
ACE Ltd.	2,830	325,110
Aflac, Inc.	2,945	179,910
The Allstate Corp.	2,786	195,716
American International Group, Inc.	13,611	762,352
Aon PLC	1,636	155,142
Assurant, Inc.	3,010	205,974
Berkshire Hathaway, Inc. Class B (a)	11,203	1,682,130
The Chubb Corp.	1,664	172,174
Cincinnati Financial Corp.	524	27,159
Genworth Financial, Inc. Class A (a)	4,855	41,267
The Hartford Financial Services Group, Inc.	4,290	178,850
Lincoln National Corp.	3,658	210,957
Loews Corp.	434	18,237
Marsh & McLennan Cos., Inc.	1,230	70,405
MetLife, Inc.	8,829	477,561
Principal Financial Group, Inc.	3,535	183,608
The Progressive Corp.	2,734	73,791
Prudential Financial, Inc.	1,635	147,902
Torchmark Corp.	1,980	107,257
The Travelers Cos., Inc.	2,163	228,954
Unum Group	4,235	147,717
XL Group PLC	5,697	195,806

		5,787,979

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	3,356

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp.	198	19,572
Apartment Investment & Management Co. Class A	64	2,378
AvalonBay Communities, Inc.	4	654
Boston Properties, Inc.	317	40,795
Crown Castle International Corp.	200	15,740
Equity Residential	2,201	158,120
General Growth Properties, Inc.	2,900	81,577
HCP, Inc.	976	42,973
Health Care REIT, Inc.	74	5,600
Host Hotels & Resorts, Inc.	4,030	95,793
Kimco Realty Corp.	1,410	35,447
The Macerich Co.	400	33,364

	Number of Shares	Value
Plum Creek Timber Co., Inc.	73	$3,124
Prologis, Inc.	16	688
Public Storage	27	4,991
Simon Property Group, Inc.	4	728
Ventas, Inc.	36	2,581
Vornado Realty Trust	165	19,422
Weyerhaeuser Co.	177	6,353

		569,900

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,335	13,510
People’s United Financial, Inc.	1,059	16,076

		29,586

		14,909,000

Industrial — 6.3%
Aerospace & Defense — 1.5%
The Boeing Co.	1,816	236,044
Exelis, Inc.	26,600	466,298
General Dynamics Corp.	3,008	413,961
L-3 Communications Holdings, Inc.	594	74,969
Lockheed Martin Corp.	2,431	468,138
Northrop Grumman Corp.	2,223	327,648
Raytheon Co.	2,096	226,724
Rockwell Collins, Inc.	457	38,607
United Technologies Corp.	2,582	296,930

		2,549,319

Building Materials — 0.0%
Masco Corp.	894	22,529

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	3,243	200,190

Electronics — 0.4%
Agilent Technologies, Inc.	873	35,741
Allegion PLC	6,000	332,760
Amphenol Corp. Class A	72	3,874
FLIR Systems, Inc.	4,835	156,219
Garmin Ltd.	800	42,264
PerkinElmer, Inc.	24	1,049
TE Connectivity Ltd.	1,000	63,250
Waters Corp. (a)	430	48,470

		683,627

Engineering & Construction — 0.1%
Fluor Corp.	2,347	142,299
Jacobs Engineering Group, Inc. (a)	324	14,479

		156,778

Environmental Controls — 0.1%
Republic Services, Inc.	87	3,502
Stericycle, Inc. (a)	87	11,404
Waste Management, Inc.	1,645	84,421

		99,327

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	$11,623
Stanley Black & Decker, Inc.	242	23,251

		34,874

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	6,850	626,981
Ingersoll-Rand PLC	1,200	76,068
Joy Global, Inc.	600	27,912

		730,961

Machinery – Diversified — 0.3%
Cummins, Inc.	823	118,652
Deere & Co.	2,081	184,106
Flowserve Corp.	891	53,309
Rockwell Automation, Inc.	446	49,595
Roper Industries, Inc.	524	81,927
Xylem, Inc.	701	26,687

		514,276

Manufacturing — 1.9%
3M Co.	2,825	464,204
Danaher Corp.	2,572	220,446
Dover Corp.	1,003	71,935
Eaton Corp. PLC	682	46,349
General Electric Co.	50,886	1,285,889
Honeywell International, Inc.	1,675	167,366
Illinois Tool Works, Inc.	3,460	327,662
Leggett & Platt, Inc.	795	33,875
Pall Corp.	61	6,174
Parker Hannifin Corp.	840	108,318
Pentair PLC	3,519	233,732
Textron, Inc.	2,785	117,276

		3,083,226

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	9	2,168
TimkenSteel Corp.	13,200	488,796

		490,964

Packaging & Containers — 0.2%
Ball Corp.	3,920	267,227
Bemis Co., Inc.	1,177	53,212
Owens-Illinois, Inc. (a)	922	24,885
Sealed Air Corp.	47	1,994

		347,318

Transportation — 1.0%
American ExpressNorfolk Southern Corp.	1,713	187,762
C.H. Robinson Worldwide, Inc.	2,254	168,802
CSX Corp.	5,073	183,795
Expeditors International of Washington, Inc.	84	3,747
FedEx Corp.	1,346	233,746
Ryder System, Inc.	1,174	109,006

	Number of Shares	Value
Union Pacific Corp.	4,790	$570,633
United Parcel Service, Inc. Class B	1,085	120,619

		1,578,110

		10,491,499

Technology — 8.5%
Computers — 3.8%
Accenture PLC Class A	400	35,724
Apple, Inc.	28,936	3,193,956
Cognizant Technology Solutions Corp. Class A (a)	1,018	53,608
Computer Sciences Corp.	5,875	370,419
EMC Corp.	9,353	278,158
Hewlett-Packard Co.	16,763	672,699
International Business Machines Corp.	5,380	863,167
NetApp, Inc.	1,709	70,838
SanDisk Corp.	1,910	187,142
Seagate Technology PLC	1,400	93,100
Teradata Corp. (a)	4,098	179,000
Western Digital Corp.	2,431	269,112

		6,266,923

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	16,699	406,955
Xerox Corp.	13,273	183,964

		590,919

Semiconductors — 1.7%
Altera Corp.	1,197	44,217
Analog Devices, Inc.	1,459	81,004
Applied Materials, Inc.	2,667	66,462
Avago Technologies Ltd.	600	60,354
Broadcom Corp. Class A	2,924	126,697
Intel Corp.	33,011	1,197,969
KLA-Tencor Corp.	298	20,955
Lam Research Corp.	863	68,470
Linear Technology Corp.	2,381	108,574
Microchip Technology, Inc.	1,024	46,193
Micron Technology, Inc. (a)	8,933	312,744
NVIDIA Corp.	13,685	274,384
Texas Instruments, Inc.	7,345	392,700
Xilinx, Inc.	1,561	67,576

		2,868,299

Software — 2.6%
Adobe Systems, Inc. (a)	1,005	73,064
Autodesk, Inc. (a)	1,247	74,895
CA, Inc.	6,085	185,288
Cerner Corp. (a)	200	12,932
Citrix Systems, Inc. (a)	1,145	73,051
The Dun & Bradstreet Corp.	1,329	160,756
Electronic Arts, Inc. (a)	3,186	149,790
Fidelity National Information Services, Inc.	1,160	72,152

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fiserv, Inc. (a)	1,994	$141,514
Intuit, Inc.	889	81,957
Microsoft Corp.	51,041	2,370,854
Oracle Corp.	19,288	867,381
Red Hat, Inc. (a)	24	1,659
Salesforce.com, Inc. (a)	2,280	135,227

		4,400,520

		14,126,661

Utilities — 1.5%
Electric — 1.5%
The AES Corp.	5,777	79,549
Ameren Corp.	972	44,838
American Electric Power Co., Inc.	4,196	254,781
CenterPoint Energy, Inc.	2,135	50,023
CMS Energy Corp.	1,110	38,573
Consolidated Edison, Inc.	609	40,200
Dominion Resources, Inc.	1,362	104,738
DTE Energy Co.	612	52,858
Duke Energy Corp.	1,486	124,141
Edison International	1,534	100,446
Entergy Corp.	1,411	123,434
Exelon Corp.	5,923	219,625
FirstEnergy Corp.	766	29,866
Integrys Energy Group, Inc.	61	4,749
NextEra Energy, Inc.	836	88,858
Northeast Utilities	622	33,289
NRG Energy, Inc.	2,320	62,524
Pepco Holdings, Inc.	4,098	110,359
PG&E Corp.	3,823	203,537
Pinnacle West Capital Corp.	250	17,078
PPL Corp.	3,384	122,941
Public Service Enterprise Group, Inc.	3,709	153,590
SCANA Corp.	772	46,629
The Southern Co.	5,534	271,775
TECO Energy, Inc.	98	2,008
Wisconsin Energy Corp.	296	15,611
Xcel Energy, Inc.	1,145	41,128

		2,437,148

Gas — 0.0%
AGL Resources, Inc.	516	28,127
NiSource, Inc.	172	7,296
Sempra Energy	182	20,268

		55,691

		2,492,839

TOTAL COMMON STOCK (Cost $86,144,369)		96,427,433

	Number of Shares	Value
PREFERRED STOCK — 0.1%

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	5,000	$126,650

TOTAL PREFERRED STOCK (Cost $125,000)		126,650

TOTAL EQUITIES (Cost $86,269,369)		96,554,083

	Principal Amount
BONDS & NOTES — 32.8%

CORPORATE DEBT — 14.6%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$20,000	21,869
WPP Finance 2010 5.625% 11/15/43	125,000	142,819

		164,688

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	57,726
Exelis, Inc. 4.250% 10/01/16	70,000	72,395
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,369
United Technologies Corp. 6.125% 7/15/38	15,000	19,787

		155,277

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	34,009
Altria Group, Inc. 4.250% 8/09/42	20,000	19,166
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,271
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,393

		105,839

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	25,000	25,125
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	15,000	15,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	$30,000	$30,450

		70,947

Auto Manufacturers — 0.3%
General Motors Co. 3.500% 10/02/18	50,000	51,000
General Motors Co. 5.200% 4/01/45	60,000	63,300
Hyundai Capital America (b) 1.450% 2/06/17	75,000	74,718
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,005
Oshkosh Corp. 8.500% 3/01/20	277,000	290,158

		519,181

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	46,000	48,415
TRW Automotive, Inc. (b) 7.250% 3/15/17	100,000	110,500

		158,915

Banks — 1.2%
Associated Banc-Corp. 2.750% 11/15/19	110,000	109,917
Associated Banc-Corp. 4.250% 1/15/25	175,000	175,483
Associated Banc-Corp. 5.125% 3/28/16	75,000	78,296
Bank of America Corp. 3.625% 3/17/16	55,000	56,545
Bank of America Corp. 4.000% 4/01/24	75,000	78,092
Bank of America Corp. 4.500% 4/01/15	35,000	35,329
Bank of America Corp. 5.650% 5/01/18	60,000	66,658
Bank of America Corp. 5.875% 2/07/42	40,000	50,054
Credit Suisse AG 5.400% 1/14/20	70,000	78,280
Deutsche Bank AG 1.400% 2/13/17	50,000	49,896
Deutsche Bank AG 2.500% 2/13/19	85,000	86,041
Discover Bank 2.000% 2/21/18	45,000	44,883
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,945
First Horizon National Corp. 5.375% 12/15/15	129,000	133,554

	Principal Amount	Value
FirstMerit Corp. 4.350% 2/04/23	$15,000	$15,757
ICICI Bank Ltd. (b) 4.700% 2/21/18	200,000	210,912
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	61,660
ICICI Bank Ltd. (b) 5.500% 3/25/15	94,000	94,876
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,893
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	50,043
KFW 2.125% 1/17/23	135,000	134,753
Regions Financial Corp. 5.750% 6/15/15	50,000	51,038
Regions Financial Corp. 7.500% 5/15/18	30,000	34,827
State Street Corp. 3.300% 12/16/24	85,000	86,270
SVB Financial Group 5.375% 9/15/20	15,000	16,867
UBS AG 5.750% 4/25/18	55,000	61,872
Valley National Bancorp 5.125% 9/27/23	50,000	54,206
Wells Fargo & Co. 4.480% 1/16/24	70,000	74,634

		2,010,581

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	15,000	13,991
Pernod Ricard SA (b) 2.950% 1/15/17	150,000	153,472

		167,463

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	50,722

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	59,840
Elementia SAB de CV (b) 5.500% 1/15/25	35,000	33,600
Lafarge SA 6.500% 7/15/16	45,000	47,925
Martin Marietta Material, Inc. FRN 1.357% 6/30/17	50,000	50,548
Owens Corning, Inc. 4.200% 12/01/24	50,000	49,343
Owens Corning, Inc. 6.500% 12/01/16	3,000	3,269

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Owens Corning, Inc. 9.000% 6/15/19	$10,000	$12,102

		256,627

Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	385,000	385,000
Ashland, Inc. 6.875% 5/15/43	105,000	111,825
Cabot Corp. 5.000% 10/01/16	75,000	79,519
Cytec Industries, Inc. 3.500% 4/01/23	10,000	10,019
Cytec Industries, Inc. 8.950% 7/01/17	7,000	7,998
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,649
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,694
Ecolab, Inc. 4.350% 12/08/21	15,000	16,344
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	27,800
Incitec Pivot Ltd. (b) 4.000% 12/07/15	113,000	115,591
Methanex Corp. 5.250% 3/01/22	5,000	5,371
Rockwood Specialties Group, Inc. 4.625% 10/15/20	155,000	160,038
RPM International, Inc. 3.450% 11/15/22	50,000	49,240
RPM International, Inc. 6.125% 10/15/19	50,000	56,826
RPM International, Inc. 6.500% 2/15/18	20,000	22,348
Valspar Corp. 7.250% 6/15/19	25,000	29,287

		1,101,549

Commercial Services — 0.4%
The ADT Corp. 2.250% 7/15/17	65,000	62,887
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	55,380
Cardtronics, Inc., Convertible 1.000% 12/01/20	50,000	49,469
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	8,000	8,080
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,322
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	45,024
Leidos Holdings, Inc. 4.450% 12/01/20	60,000	57,657

	Principal Amount	Value
The Western Union Co. 5.930% 10/01/16	$290,000	$311,369

		605,188

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	75,000	73,887
Apple, Inc. 2.400% 5/03/23	50,000	48,600
Apple, Inc. 3.850% 5/04/43	25,000	25,018
EMC Corp. 3.375% 6/01/23	67,000	67,243
SanDisk Corp., Convertible 0.500% 10/15/20	91,000	109,314

		324,062

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	30,000	29,925
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,293

		43,218

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	15,505
Ingram Micro, Inc. 4.950% 12/15/24	115,000	114,962

		130,467

Diversified Financial — 1.8%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	180,000	182,250
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	53,135
Air Lease Corp. 3.375% 1/15/19	90,000	91,125
Air Lease Corp. 3.875% 4/01/21	60,000	60,300
Air Lease Corp. 5.625% 4/01/17	15,000	16,163
American Express Co. 6.150% 8/28/17	50,000	55,710
American Express Co. 8.125% 5/20/19	30,000	37,111
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	83,487
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	69,153
BlackRock, Inc. 5.000% 12/10/19	20,000	22,612
Citigroup, Inc. 5.375% 8/09/20	50,000	56,828

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.500% 2/15/17	$115,000	$123,623
Citigroup, Inc. 5.875% 5/29/37	5,000	6,057
Citigroup, Inc. 5.875% 1/30/42	20,000	25,157
Citigroup, Inc. 8.125% 7/15/39	15,000	22,964
Citigroup, Inc. 8.500% 5/22/19	30,000	37,382
Eaton Vance Corp. 3.625% 6/15/23	21,000	21,431
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,488
General Electric Capital Corp. 1.600% 11/20/17	60,000	60,369
General Electric Capital Corp. 5.625% 5/01/18	25,000	28,131
General Electric Capital Corp. 6.000% 8/07/19	30,000	34,895
General Electric Capital Corp. 6.875% 1/10/39	55,000	77,798
General Motors Financial Co., Inc. 2.625% 7/10/17	45,000	45,195
General Motors Financial Co., Inc. 2.750% 5/15/16	35,000	35,569
General Motors Financial Co., Inc. 3.000% 9/25/17	65,000	65,733
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	50,431
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	37,541
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	46,271
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	22,448
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	23,792
HSBC Finance Corp. 6.676% 1/15/21	30,000	35,594
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,123
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,606
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	235,000
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,000
International Lease Finance Corp. 5.750% 5/15/16	191,000	198,162
Janus Capital Group, Inc. 6.700% 6/15/17	75,000	82,982

	Principal Amount	Value
JP Morgan Chase & Co. 4.500% 1/24/22	$40,000	$43,670
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	77,329
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	115,017
Lazard Group LLC 4.250% 11/14/20	110,000	115,934
Lazard Group LLC 6.850% 6/15/17	75,000	83,490
Legg Mason, Inc. 5.625% 1/15/44	55,000	62,912
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	25,000	26,511
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	28,246
Morgan Stanley 3.800% 4/29/16	30,000	30,991
Morgan Stanley 4.350% 9/08/26	30,000	30,179
Morgan Stanley 5.450% 1/09/17	60,000	64,423
Morgan Stanley 5.625% 9/23/19	50,000	56,440
Morgan Stanley 5.750% 1/25/21	20,000	22,959
Stifel Financial Corp. 4.250% 7/18/24	30,000	30,178

		2,952,895

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	6,000	6,255
Berkshire Hathaway Energy 5.950% 5/15/37	70,000	87,113
CMS Energy Corp. 5.050% 2/15/18	80,000	86,993
Entergy Louisiana LLC 4.950% 1/15/45	40,000	40,592
Florida Power & Light Co. 4.950% 6/01/35	25,000	28,840
Georgia Power Co. 4.300% 3/15/42	10,000	10,502
IPALCO Enterprises, Inc. 5.000% 5/01/18	75,000	79,125
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	303,000	319,665
Kansas Gas & Electric Co. 5.647% 3/29/21	49,351	52,252
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	63,863
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	50,995

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Fuel Gas Co. 3.750% 3/01/23	$20,000	$20,229
Nevada Power Co. Series N 6.650% 4/01/36	20,000	27,657
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	34,260
NiSource Finance Corp. 4.800% 2/15/44	45,000	47,945
NiSource Finance Corp. 5.800% 2/01/42	40,000	48,682
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,828
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	22,582
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,625
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	70,605
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,975
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	50,082
Puget Energy, Inc. 6.500% 12/15/20	59,000	69,336
Southern California Edison Co. 5.950% 2/01/38	20,000	26,399
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	45,000	44,133
Transelec SA (b) 4.625% 7/26/23	25,000	25,923
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	42,179	44,707
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	41,723
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	54,259

		1,506,145

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	130,325

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	50,000	50,348
Amphenol Corp. 4.000% 2/01/22	20,000	20,975
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	50,532
Avnet, Inc. 4.875% 12/01/22	23,000	24,409

	Principal Amount	Value
Jabil Circuit, Inc. 7.750% 7/15/16	$285,000	$305,306
Jabil Circuit, Inc. 8.250% 3/15/18	20,000	22,738

		474,308

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	25,917

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,740
Republic Services, Inc. 5.250% 11/15/21	5,000	5,662

		37,402

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	32,951
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	19,196
ConAgra Foods, Inc. 7.000% 4/15/19	32,000	37,274
Delhaize Group 6.500% 6/15/17	45,000	49,641
Ingredion Inc 1.800% 9/25/17	150,000	149,569
Kraft Foods, Inc. 4.125% 2/09/16	60,000	62,229
Kraft Foods, Inc. 6.500% 2/09/40	14,000	18,658
Tyson Foods, Inc. 2.650% 8/15/19	15,000	15,137
Tyson Foods, Inc. 3.950% 8/15/24	30,000	31,012
Tyson Foods, Inc. 4.875% 8/15/34	25,000	27,424
Tyson Foods, Inc. 6.600% 4/01/16	45,000	47,970
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	15,000	15,106

		506,167

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	21,820
International Paper Co. 7.300% 11/15/39	25,000	33,148
International Paper Co. 9.375% 5/15/19	15,000	19,148
The Mead Corp. 7.550% 3/01/47	50,000	62,719

		136,835

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	$10,000	$10,774
The Laclede Group, Inc. 4.700% 8/15/44	70,000	72,914

		83,688

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	35,000	39,444
Hospira, Inc. 5.200% 8/12/20	35,000	37,549
Johnson & Johnson 5.850% 7/15/38	10,000	13,656

		90,649

Health Care – Services — 0.1%
Cigna Corp. 2.750% 11/15/16	40,000	41,075
Cigna Corp. 5.125% 6/15/20	20,000	22,288
Howard Hughes Medical Institute 3.500% 9/01/23	35,000	36,599
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,471
Roche Holdings, Inc. (b) 6.000% 3/01/19	9,000	10,395
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,263
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	63,146

		196,237

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	51,309

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	20,000	20,311
Whirlpool Corp. 5.150% 3/01/43	10,000	11,073

		31,384

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	15,000	14,911
Jarden Corp., Convertible 1.500% 6/15/19	65,000	85,638

		100,549

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	14,954

	Principal Amount	Value
Insurance — 0.9%
Aflac, Inc. 3.625% 6/15/23	$52,000	$53,259
Aflac, Inc. 8.500% 5/15/19	25,000	31,243
The Allstate Corp. 5.550% 5/09/35	30,000	37,178
The Allstate Corp. VRN 5.750% 8/15/53	70,000	73,763
The Allstate Corp. 7.450% 5/16/19	5,000	6,055
Arch Capital Group US, Inc. 5.144% 11/01/43	40,000	44,442
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	20,051
Brown & Brown, Inc. 4.200% 9/15/24	70,000	70,795
The Chubb Corp. VRN 6.375% 3/29/67	52,000	55,747
CNA Financial Corp. 3.950% 5/15/24	40,000	40,446
CNA Financial Corp. 7.350% 11/15/19	40,000	47,742
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/68	50,000	57,242
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	21,640
Lincoln National Corp. 4.300% 6/15/15	20,000	20,316
Lincoln National Corp. 8.750% 7/01/19	50,000	62,477
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	50,014
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	61,598
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	89,425
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,635
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	37,746
The Progressive Corp. VRN 6.700% 6/15/37	75,000	81,131
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,132
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	64,350
Prudential Financial, Inc. VRN 5.625% 6/15/43	45,000	46,004
Prudential Financial, Inc. 6.200% 11/15/40	15,000	19,101

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. VRN 8.875% 6/15/38	$55,000	$64,213
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,003
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	59,101
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	44,055
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	52,103
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	33,210
USF&G Capital I (b) 8.500% 12/15/45	35,000	52,207
Voya Financial, Inc. 5.500% 7/15/22	30,000	33,888
Voya Financial, Inc. VRN 5.650% 5/15/53	45,000	44,550
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,153
Willis North America, Inc. 7.000% 9/29/19	21,000	24,492

		1,568,507

Internet — 0.2%
Expedia, Inc. 4.500% 8/15/24	210,000	212,052
Expedia, Inc. 7.456% 8/15/18	90,000	104,676
LinkedIn Corp., Convertible (b) 0.500% 11/01/19	55,000	58,025

		374,753

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	70,000	69,799
FS Investment Corp. 4.000% 7/15/19	90,000	89,645
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	50,000	50,325
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	45,000	48,138

		257,907

Iron & Steel — 0.3%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	29,086
ArcelorMittal 4.250% 8/05/15	141,000	143,115
ArcelorMittal 5.750% 8/05/20	60,000	62,250
Cliffs Natural Resources, Inc. 5.700% 1/15/18	15,000	9,750
Commercial Metals Co. 6.500% 7/15/17	30,000	31,950

	Principal Amount	Value
Reliance Steel & Aluminum Co. 4.500% 4/15/23	$30,000	$29,402
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	58,703
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	64,173

		428,429

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	49,626

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	59,263
Marriott International, Inc. 3.375% 10/15/20	50,000	51,189
Marriott International, Inc. 5.810% 11/10/15	15,000	15,616
Marriott International, Inc. 6.200% 6/15/16	110,000	117,779
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,691
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	34,940
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,319
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	95,871

		395,668

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	24,625
CNH Industrial Capital LLC (b) 3.375% 7/15/19	50,000	47,750
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	24,625
CNH Industrial Capital LLC 3.875% 11/01/15	70,000	70,350
CNH Industrial Capital LLC 6.250% 11/01/16	45,000	47,137
Xylem, Inc. 3.550% 9/20/16	40,000	41,568
Xylem, Inc. 4.875% 10/01/21	20,000	21,607

		277,662

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	25,000	24,855
General Electric Co. 4.125% 10/09/42	50,000	51,761
Harsco Corp 2.700% 10/15/15	246,000	245,692

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	$40,000	$46,435
SPX Corp. 6.875% 9/01/17	45,000	49,163
Textron, Inc. 6.200% 3/15/15	50,000	50,500
Tyco Electronics Group SA 6.550% 10/01/17	40,000	45,025

		513,431

Media — 0.2%
21st Century Fox America Co. 6.900% 8/15/39	25,000	33,892
CBS Corp. 7.875% 7/30/30	40,000	55,905
Comcast Corp. 6.400% 5/15/38	35,000	46,732
Globo Comunicacao e Participacoes SA STEP (b) 6.250% 7/29/49	100,000	102,300
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,699
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	32,682
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,241
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,378
Time Warner, Inc. 4.700% 1/15/21	35,000	38,310
Time Warner, Inc. 6.100% 7/15/40	25,000	30,446
Time Warner, Inc. 6.250% 3/29/41	5,000	6,209
Viacom, Inc. 6.250% 4/30/16	40,000	42,732

		420,526

Mining — 0.2%
Freeport-McMoRan, Inc. 2.375% 3/15/18	20,000	19,780
Freeport-McMoRan, Inc. 4.000% 11/14/21	190,000	188,252
Freeport-McMoRan, Inc. 5.450% 3/15/43	30,000	28,367
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	63,258
Vale Overseas Ltd. 6.250% 1/23/17	65,000	69,330
Vale Overseas Ltd. 6.875% 11/10/39	15,000	15,976
Vulcan Materials Co. 6.500% 12/01/16	3,000	3,195

		388,158

	Principal Amount	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	$65,000	$66,535
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	25,853
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,324
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,566

		104,278

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	57,716

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	100,000	111,180
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	36,051
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	174,562
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	8,981
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	87,412
ConocoPhillips 6.500% 2/01/39	20,000	26,573
Devon Energy Corp. 5.600% 7/15/41	40,000	44,436
Ecopetrol SA 4.250% 9/18/18	10,000	10,400
EQT Corp. 4.875% 11/15/21	25,000	27,008
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	44,632
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	43,170
Nexen, Inc. 7.500% 7/30/39	5,000	6,939
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,738
Petrobras Global Finance BV 2.000% 5/20/16	35,000	33,430
Petrobras Global Finance BV 3.000% 1/15/19	20,000	17,681
Petrobras Global Finance BV 3.250% 3/17/17	175,000	164,937
Petrobras International Finance Co. 3.875% 1/27/16	59,000	57,897
Petrobras International Finance Co. 5.375% 1/27/21	50,000	46,329
Petrobras International Finance Co. 6.750% 1/27/41	20,000	18,191

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 3.125% 1/23/19	$10,000	$10,025
Petroleos Mexicanos 5.500% 1/21/21	60,000	64,950
Petroleos Mexicanos 6.375% 1/23/45	15,000	16,988
Phillips 66 5.875% 5/01/42	20,000	23,032
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	53,104
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	58,628
Rowan Cos., Inc. 4.875% 6/01/22	50,000	48,654
Rowan Cos., Inc. 5.000% 9/01/17	40,000	41,680
Shell International Finance BV 5.500% 3/25/40	15,000	18,266
Talisman Energy, Inc. 5.500% 5/15/42	20,000	18,879
Transocean, Inc. 4.950% 11/15/15	57,000	57,143
Transocean, Inc. 5.050% 12/15/16	40,000	40,192
Valero Energy Corp. 6.125% 2/01/20	40,000	45,364

		1,462,452

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	43,875
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	95,000	78,969
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	32,000	29,160
SESI LLC 6.375% 5/01/19	25,000	24,250
Superior Energy Services, Inc. 7.125% 12/15/21	187,000	179,520
Weatherford International Ltd. 4.500% 4/15/22	25,000	22,250
Weatherford International Ltd. 5.950% 4/15/42	45,000	38,103

		416,127

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,715

Pharmaceuticals — 0.3%
McKesson Corp. 1.292% 3/10/17	20,000	19,898
McKesson Corp. 2.284% 3/15/19	20,000	19,958

	Principal Amount	Value
McKesson Corp. 3.796% 3/15/24	$15,000	$15,409
McKesson Corp. 4.750% 3/01/21	30,000	33,170
McKesson Corp. 4.883% 3/15/44	10,000	11,016
McKesson Corp. 6.000% 3/01/41	30,000	37,113
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	13,085
Mylan, Inc. (b) 7.875% 7/15/20	225,000	239,669
Pfizer, Inc. 7.200% 3/15/39	35,000	50,881
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	30,926

		471,125

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	145,000	147,175
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	42,196
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	100,865
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	27,415
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	25,592
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,254
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	25,579
Energy Transfer Partners LP FRN 3.250% 11/01/66	50,000	44,750
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,592
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	40,119
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,006
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	28,101
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,771
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	37,933
ONEOK Partners LP 3.250% 2/01/16	25,000	25,501
ONEOK Partners LP 6.125% 2/01/41	30,000	32,272

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	$55,000	$59,138
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	35,380
The Williams Cos., Inc. 3.700% 1/15/23	20,000	17,962
Williams Partners LP 5.250% 3/15/20	75,000	81,415

		836,016

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	40,000	40,713
American Tower Corp. 3.450% 9/15/21	100,000	98,314
American Tower Corp. 4.500% 1/15/18	60,000	63,719
ARC Properties Operating Partnership LP 2.000% 2/06/17	55,000	52,419
ARC Properties Operating Partnership LP 3.000% 2/06/19	25,000	23,133
Boston Properties LP 3.700% 11/15/18	20,000	21,089
Boston Properties LP 4.125% 5/15/21	30,000	31,933
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	42,998
DDR Corp. 4.750% 4/15/18	15,000	16,023
DDR Corp. 7.875% 9/01/20	115,000	141,826
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	76,095
Duke Realty LP 8.250% 8/15/19	50,000	61,685
ERP Operating LP 4.625% 12/15/21	15,000	16,410
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,558
HCP, Inc. 2.625% 2/01/20	35,000	34,636
Highwoods Realty LP 5.850% 3/15/17	100,000	108,525
ProLogis LP 2.750% 2/15/19	15,000	15,214
Realty Income Corp. 2.000% 1/31/18	90,000	90,166
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	21,014

		967,470

Retail — 0.5%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	15,000	15,207

	Principal Amount	Value
Bed Bath & Beyond, Inc. 5.165% 8/01/44	$35,000	$36,620
CVS Health Corp. 6.125% 9/15/39	10,000	12,921
CVS Pass-Through Trust (b) 5.926% 1/10/34	55,769	64,852
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	200,000	196,900
The Home Depot, Inc. 5.950% 4/01/41	30,000	39,182
McDonald’s Corp. 6.300% 10/15/37	25,000	32,667
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	23,965
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,919
QVC, Inc. 3.125% 4/01/19	35,000	34,989
QVC, Inc. 4.375% 3/15/23	25,000	25,086
QVC, Inc. 4.450% 2/15/25	45,000	43,981
QVC, Inc. 5.125% 7/02/22	10,000	10,524
Tiffany & Co. (b) 4.900% 10/01/44	40,000	41,225
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	51,079
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,127
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	50,000	50,995
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	70,000	73,806

		823,045

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	33,053
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	54,157
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	30,072

		117,282

Semiconductors — 0.1%
KLA-Tencor Corp. 4.650% 11/01/24	85,000	87,996
Micron Technology, Inc., Convertible 2.125% 2/15/33	44,000	141,212
Micron Technology, Inc., Convertible 3.000% 11/15/43	19,000	24,997

		254,205

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	$25,000	$25,986
CA, Inc. 2.875% 8/15/18	25,000	25,420
CA, Inc. 5.375% 12/01/19	40,000	44,271
Citrix Systems, Inc., Convertible (b) 0.500% 4/15/19	80,000	84,250
Microsoft Corp. 3.000% 10/01/20	5,000	5,213
Oracle Corp. 1.200% 10/15/17	50,000	49,822

		234,962

Telecommunications — 0.7%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,569
America Movil SAB de CV 6.125% 3/30/40	30,000	35,496
AT&T, Inc. 6.500% 9/01/37	65,000	80,304
British Telecom PLC 9.625% 12/15/30	15,000	23,551
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,400
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,900
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,186
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	22,157
Embarq Corp. 7.082% 6/01/16	30,000	32,328
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,988
Sprint Communications, Inc. (b) 9.000% 11/15/18	95,000	108,053
Telecom Italia Capital 6.000% 9/30/34	10,000	10,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	26,150
Telefonica Emisiones SAU 3.192% 4/27/18	250,000	257,085
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	66,852
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	33,450
Verizon Communications, Inc. (b) 2.625% 2/21/20	57,000	56,348
Verizon Communications, Inc. 3.500% 11/01/24	65,000	63,862
Verizon Communications, Inc. (b) 4.862% 8/21/46	55,000	56,497

	Principal Amount	Value
Verizon Communications, Inc. (b) 5.012% 8/21/54	$41,000	$42,417
Verizon Communications, Inc. 5.150% 9/15/23	50,000	55,212
Verizon Communications, Inc. 6.550% 9/15/43	42,000	53,808

		1,112,613

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	25,000	25,292
Asciano Finance (b) 4.625% 9/23/20	20,000	20,885
Asciano Finance (b) 5.000% 4/07/18	55,000	59,128
Canadian National Railway Co. 6.375% 11/15/37	20,000	27,272
Con-way, Inc. 7.250% 1/15/18	10,000	11,364
CSX Corp. 7.250% 5/01/27	10,000	12,755
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	25,652
Ryder System, Inc. 2.500% 3/01/18	110,000	112,133
Ryder System, Inc. 2.550% 6/01/19	15,000	15,021
Union Pacific Corp. 4.000% 2/01/21	25,000	27,419

		336,921

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	30,193
GATX Corp. 3.500% 7/15/16	40,000	41,269
GATX Corp. 3.900% 3/30/23	20,000	20,781
GATX Corp. 4.750% 5/15/15	35,000	35,502
GATX Corp. 4.750% 6/15/22	30,000	32,989
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	65,000	64,604

		225,338

TOTAL CORPORATE DEBT (Cost $23,300,740)		24,314,420

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	160,963
San Diego County Regional Airport Authority 5.594% 7/01/43	200,000	223,586

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 5.950% 4/01/16	$35,000	$37,291
State of California BAB 7.550% 4/01/39	25,000	38,580
State of California BAB 7.600% 11/01/40	85,000	132,628
State of Illinois 5.365% 3/01/17	100,000	107,055

		700,103

TOTAL MUNICIPAL OBLIGATIONS (Cost $648,840)		700,103

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.666% 10/20/20	50,000	50,000

Automobile ABS — 0.2%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (b) 1.320% 2/15/17	21,246	21,267
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	5,719	5,725
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	96,139	103,952
CarNow Auto Receivables Trust, Series 2013-1A, Class A (b) 1.160% 10/16/17	4,755	4,756
CPS Auto Trust, Series 2014-C, Class A (b) 1.310% 2/15/19	90,990	90,732
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	38,046	38,134
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	75,000	75,056
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	24,855	24,877
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	41,595	41,772
SNAAC Auto Receivables Trust 2013-1, Series 2013-1A, Class A (b) 1.140% 7/16/18	4,920	4,921

		411,192

Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	58,317	63,556

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	$45,000	$49,025
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.245% 2/10/51	62,462	69,093
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.288% 2/10/51	50,000	55,329
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	75,000	76,650
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	79,423
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	53,171
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	105,000	112,728
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	40,000	43,384
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.743% 9/11/38	85,000	89,483
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	120,000	131,652
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	112,311	110,277
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,425
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	77,000	82,322
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	55,000	60,009
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	50,000	54,220

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.796% 12/10/49	$83,000	$90,651
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	107,624
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	87,749	88,201
GS Mortgage Securities Corp., Trust, Series 2013 — NYC5 (b) 2.318% 1/10/30	100,000	100,913
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	105,457
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	65,000	69,179
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	60,000	63,939
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	65,505
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	111,069
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	42,660
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.461% 3/12/44	60,000	62,500
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	60,000	64,092
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	32,991	33,200
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	31,871	35,563
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	40,306	36,275
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.560% 8/15/39	50,000	51,342
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.319% 12/15/44	105,000	108,082

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	$70,000	$74,405
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	70,000	72,834
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	157,972
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.941% 2/15/51	34,865	37,204
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.941% 2/15/51	50,000	54,222
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	71,742	74,413
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	101,926
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	42,401
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	54,223

		3,071,599

Home Equity ABS — 0.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.440% 8/25/35	40,992	40,714
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.499% 11/25/35	31,087	30,688
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.830% 6/25/35	18,199	18,050
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.845% 2/25/35	11,745	11,646
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.620% 4/28/39	38,100	37,463
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.370% 11/25/45	57,400	55,387
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.580% 12/25/33	2,670	2,668
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.600% 7/25/35	19,356	18,862

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.619% 8/25/35	$19,514	$19,434
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.630% 9/25/34	8,868	8,808
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.660% 12/25/35	7,163	7,136
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.460% 7/25/36	13,086	13,046
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.590% 5/25/36	51,106	49,947
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.600% 5/25/35	29,724	29,604
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.620% 7/25/35	57,665	56,573
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.410% 1/25/36	20,977	20,401
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.600% 4/25/35	21,376	20,374
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.340% 8/25/36	19,615	19,394
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.830% 10/25/35	6,717	6,696
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.905% 7/25/35	15,493	15,399
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.950% 12/25/32	15,209	15,210
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.965% 2/25/35	52,804	50,529
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.995% 6/25/35	77,791	75,004
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.890% 3/25/35	75,000	69,596
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.905% 6/28/35	69,363	68,384

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.935% 6/28/35	$100,000	$92,888
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.920% 7/25/35	30,648	30,503
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.620% 8/25/35	28,855	28,609
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.540% 1/25/36	79,056	78,490
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.430% 9/25/35	26,735	26,632
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.550% 8/25/35	25,874	25,575
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.670% 3/25/35	21,157	20,913
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.450% 1/25/37	52,683	52,195
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.510% 3/25/36	1,755	1,755
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.530% 8/25/35	14,024	13,923

		1,132,496

Other ABS — 2.2%
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.763% 7/20/26	250,000	248,722
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	87,857	87,692
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	90,295
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	65,594	65,482
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	48,688	49,955
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.342% 8/18/21	37,817	37,711

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	$94,848	$94,654
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	95,382	95,318
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	96,625	101,456
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.685% 7/15/26	250,000	247,950
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	93,976	93,799
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.384% 4/25/25	250,000	245,214
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	68,171	68,533
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	43,784	43,620
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	45,204	45,367
LCM Ltd., Series 16A, Class A FRN (b) 1.758% 7/15/26	250,000	248,492
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.731% 7/20/26	250,000	249,179
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.115% 4/25/35	110,663	109,298
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	65,197	65,239
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	83,064	82,965
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.351% 4/20/25	200,000	196,606
RAAC, Series 2005-RP2, Class M1 FRN (b) 0.820% 6/25/35	18,625	18,599
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.652% 11/08/24	250,000	248,775
SBA Tower Trust, Series 2014-1A, Class C STEP (b) 2.898% 10/15/44	100,000	100,262

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	$32,236	$32,399
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	24,413	24,801
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	18,008	18,276
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	55,798	58,831
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	127,105	126,789
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	100,000	100,288
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	60,283	59,924
TAL Advantage LLC, Series 2006-1A FRN (b) 0.356% 4/20/21	53,333	52,935
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.561% 10/15/15	100,000	100,413
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	58,905	61,814

		3,571,653

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.363% 8/25/26	15,891	15,848
Access Group, Inc., Series 2003-A, Class A3 FRN 1.220% 7/01/38	32,782	30,074
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.654% 1/25/47	75,000	63,375
College Loan Corp. Trust I, Series 2003-1, Class A6 FRN (b) 0.305% 3/01/42	100,000	97,572
College Loan Corp. Trust I, Series 2002-2, Class A29 FRN (b) 1.522% 3/01/42	50,000	48,500
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (b) 994.000% 3/01/42	50,000	47,990
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.410% 11/26/40	65,000	72,614

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	$50,000	$49,719
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	50,000	49,425
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1 FRN (b) 1.656% 8/01/43	50,000	48,134
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.353% 11/25/26	56,670	56,378
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.655% 6/25/42	25,967	25,810
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.534% 10/28/41	62,383	62,198
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.850% 10/25/35	94,458	94,203
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.300% 11/27/28	87,704	86,731
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.320% 10/25/27	135,797	134,068
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.970% 4/25/46	24,766	24,856
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.446% 5/28/26	19,851	19,832
Securitized Asset Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN FRN 0.830% 10/25/35	60,698	59,591
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.454% 3/25/44	87,355	77,664
SLM Student Loan Trust, Series 2004-6, Class B FRN 0.614% 4/25/25	100,000	97,822
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.640% 6/17/30	50,000	50,000

		1,362,404

WL Collateral CMO — 0.1%
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M1 FRN 2.119% 11/25/24	38,932	38,932

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	$7,928	$7,773
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.904% 9/25/33	2,062	1,972
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.475% 8/25/34	5,881	5,560
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.530% 7/25/35	3,340	3,323
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.409% 8/25/34	21,897	18,577
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.420% 8/25/36	14,753	13,582
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.448% 7/25/33	1,644	1,622
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	2,900	2,718
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 0.419% 2/25/34	77	77
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.569% 3/25/34	14,171	14,054
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.513% 4/25/44	32,432	33,593

		141,783

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.405% 11/25/37	21,531	21,318
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.759% 6/25/32	8,854	8,546

		29,864

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,742,280)		9,770,991

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	47,000
Mexico Government International Bond 4.750% 3/08/44	91,000	94,867

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peruvian Government International Bond 6.550% 3/14/37	$20,000	$25,950
Poland Government International Bond 6.375% 7/15/19	50,000	58,500
Province of Quebec Canada 2.625% 2/13/23	92,000	91,887
Province of Quebec Canada 7.500% 9/15/29	20,000	29,558
Republic of Brazil International Bond 5.625% 1/07/41	65,000	70,037
Republic of Turkey International Bond 4.875% 4/16/43	19,000	18,926
United Mexican States 5.125% 1/15/20	35,000	38,588
United Mexican States 6.750% 9/27/34	35,000	45,710

		521,023

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $491,848)		521,023

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.2%
Collateralized Mortgage Obligations — 0.7%
Fannie Mae Benchmark REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	53,063	58,035
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	216,331	222,813
Series 4290, Class CA 3.500% 12/15/38	117,613	123,363
Series 2617, Class Z 5.500% 5/15/33	112,852	126,841
Series 2693, Class Z 5.500% 10/15/33	196,700	218,789
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	65,241	69,416
Series 2014-48, Class AB 4.000% 10/25/40	167,437	178,697
Series 2010-60, Class HJ 5.500% 5/25/40	38,817	42,868
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	45,426	50,789

		1,091,611

Pass-Through Securities — 8.5%
Federal Home Loan Mortgage Corp. Pool #G05253 5.000% 2/01/39	21,053	23,220

	Principal Amount	Value
Pool #E85389 6.000% 9/01/16	$3,811	$3,950
Pool #G11431 6.000% 2/01/18	1,457	1,524
Pool #E85015 6.500% 8/01/16	1,175	1,218
Pool #G00729 8.000% 6/01/27	21,810	25,952
Pool #554904 9.000% 3/01/17	59	63
Federal National Mortgage Association Pool #725692 2.270% 10/01/33 FRN	23,165	24,515
Pool #888586 2.340% 10/01/34 FRN	41,286	43,809
Pool #890564 3.000% 6/01/43	173,773	176,631
Pool #AO8629 3.500% 7/01/42	235,572	246,034
Pool #AP6609 3.500% 9/01/42	82,905	86,587
Pool #AB8527 3.500% 3/01/43	102,354	106,740
Pool #AR8708 3.500% 4/01/43	51,628	53,840
Pool #AT0998 3.500% 4/01/43	252,198	263,005
Pool #AT4050 3.500% 5/01/43	64,842	67,620
Pool #MA1463 3.500% 6/01/43	169,964	177,247
Pool #AB6261 4.000% 9/01/42	445,572	479,530
Pool #564594 7.000% 1/01/31	8,174	9,499
Pool #253795 7.000% 5/01/31	7,800	9,117
Pool #507061 7.500% 10/01/29	848	1,006
Pool #527761 7.500% 2/01/30	1,910	2,209
Pool #531196 7.500% 2/01/30	973	1,162
Pool #534119 7.500% 3/01/30	666	796
Pool #534420 7.500% 3/01/30	682	814
Pool #253183 7.500% 4/01/30	3,298	3,920
Pool #253265 7.500% 5/01/30	2,669	3,153
Pool #535248 8.000% 4/01/30	211	253

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #539460 8.000% 5/01/30	$1,982	$2,395
Pool #546988 8.000% 7/01/30	885	916
Pool #190317 8.000% 8/01/31	2,447	2,949
Federal National Mortgage Association TBA Pool #3348 2.500% 9/01/27 (c)	2,525,000	2,572,738
Pool #4241 3.000% 8/01/42 (c)	659,000	666,980
Pool #1963 3.500% 8/01/42 (c)	700,000	730,078
Pool #9174 4.000% 4/01/42 (c)	950,000	1,014,273
Pool #18718 4.500% 3/01/40 (c)	1,750,000	1,900,254
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	239,290	251,900
Pool #351528 7.000% 8/15/23	5,549	5,960
Pool #352049 7.000% 10/15/23	1,213	1,374
Pool #588012 7.000% 7/15/32	3,447	4,063
Pool #591581 7.000% 8/15/32	2,974	3,509
Pool #185306 7.500% 4/15/17	1,188	1,224
Pool #189371 7.500% 6/15/17	807	848
Government National Mortgage Association II
Pool #82488 1.625% 3/20/40 FRN	37,388	38,726
Pool #82462 3.500% 1/20/40 FRN	34,245	35,780
Pool #G2MA2149 4.000% 8/20/44	1,041,667	1,117,676
Government National Mortgage Association II TBA
Pool #188 3.000% 11/01/42 (c)	2,175,000	2,224,107
Pool #207 3.500% 1/01/43 (c)	475,000	498,787
Pool #232 4.000% 12/01/42 (c)	1,225,000	1,313,143

		14,201,094

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $15,239,321)		$15,292,705

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds & Notes — 2.4%
U.S. Treasury Bond (d) (e) 2.750% 8/15/42	$630,000	630,316
U.S. Treasury Bond 2.875% 5/15/43	285,000	291,773
U.S. Treasury Bond 3.000% 11/15/44	70,000	73,571
U.S. Treasury Bond 3.375% 5/15/44	540,000	608,453
U.S. Treasury Bond 4.500% 2/15/36	535,000	714,200
U.S. Treasury Inflation Index 0.375% 7/15/23	224,475	221,932
U.S. Treasury Note 1.500% 11/30/19	220,000	218,569
U.S. Treasury Note 1.625% 4/30/19	685,000	687,248
U.S. Treasury Note 2.250% 11/15/24	405,000	407,745
U.S. Treasury Note 2.375% 8/15/24	110,000	111,965

		3,965,772

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,723,907)		3,965,772

TOTAL BONDS & NOTES (Cost $53,146,936)		54,565,014

	Number of Shares

MUTUAL FUNDS — 6.6%
Diversified Financial — 6.6%
iShares China Large-Cap ETF	1,800	74,916
iShares MSCI Australia Index Fund	5,000	110,850
iShares MSCI Brazil Capped Index Fund	1,200	43,884
iShares MSCI EAFE Index Fund	73,430	4,467,481
iShares MSCI France Index Fund	2,900	71,485
iShares MSCI Germany Index Fund	5,000	137,050
iShares MSCI Hong Kong Index Fund	1,500	30,810
iShares MSCI Italy Capped Index Fund	2,400	32,640
iShares MSCI Japan Index Fund	25,100	282,124

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI Netherlands Investable Market Index Fund	100	$2,391
iShares MSCI New Zealand Capped Investable Market Index Fund	100	3,998
iShares MSCI Singapore ETF	1,700	22,236
iShares MSCI South Korea Capped Index Fund	800	44,240
iShares MSCI Spain Index Fund	1,500	51,945
iShares MSCI Sweden Index Fund	2,000	63,340
iShares MSCI Switzerland Capped Index Fund	4,000	126,760
iShares MSCI Turkey Investable Market Index Fund	900	48,879
iShares MSCI United Kingdom ETF	14,500	261,435
Vanguard FTSE Developed Markets ETF	74,840	2,834,939
Vanguard MSCI Emerging Markets ETF	55,800	2,233,116

		10,944,519

TOTAL MUTUAL FUNDS (Cost $10,926,205)		10,944,519

	Notional Amount

PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$4,290,000	113,461

TOTAL PURCHASED OPTIONS (Cost $75,273)		113,461

TOTAL LONG-TERM INVESTMENTS (Cost $150,417,783)		162,177,077

	Principal Amount
SHORT-TERM INVESTMENTS — 9.7%
Commercial Paper — 8.0%
Agrium, Inc. 0.380% 1/21/15	$332,000	331,930
Ameren Corp. 0.400% 1/02/15	425,000	424,995
Ameren Corp. 0.500% 1/12/15	563,000	562,914
American Electric Power Co., Inc. (b) 0.650% 1/15/15	1,000,000	999,747
Apache Corp. (b) 0.400% 1/05/15	350,000	349,984

	Principal Amount	Value
Apache Corp. (b) 0.410% 1/05/15	$1,000,000	$999,954
Apache Corp. (b) 0.620% 1/05/15	650,000	649,955
AutoZone, Inc. (b) 0.400% 1/08/15	668,000	667,948
Cameron International Corp. (b) 0.440% 1/14/15	1,009,000	1,008,840
Dominion Resources, Inc. (b) 0.430% 2/23/15	482,000	481,695
Enterprise Products Operating LLC (b) 0.730% 1/27/15	943,000	942,503
FMC Technologies, Inc. (b) 0.570% 1/12/15	1,000,000	999,826
Magellan Midstream Holdings LP (b) 0.670% 1/28/15	750,000	749,623
Marriott International, Inc. (b) 0.350% 2/17/15	728,000	727,667
Pacific Gas & Electric Co. (b) 0.500% 1/09/15	597,000	596,934
Pentair Finance (b) 0.500% 2/02/15	453,000	452,799
Sempra Energy Holdings (b) 0.460% 1/26/15	784,000	783,750
So.carolina El & Gas 0.550% 1/06/15	986,000	985,925
Starwood Hotels & Resorts Worldwide, Inc. (b) 0.550% 1/07/15	596,000	595,945

		13,312,934

Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (f)	2,355,549	2,355,549

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	1,212	1,212

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill 0.000% 1/08/15	500,000	499,995

TOTAL SHORT-TERM INVESTMENTS (Cost $16,169,690)		16,169,690

TOTAL INVESTMENTS — 107.3% (Cost $166,587,473) (g)		178,346,767

Other Assets/(Liabilities) — (7.3)%		(12,141,727)

NET ASSETS — 100.0%		$166,205,040

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $20,445,381 or 12.30% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	Maturity value of $2,355,550. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/20/28, and an aggregate market value, including accrued interest, of $2,404,857.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 16.8%

SOVEREIGN DEBT OBLIGATIONS — 2.8%
Mexican Bonos MXN (a) 8.000% 12/07/23	$1,987,600	$154,828
Mexican Bonos MXN (a) 8.500% 11/18/38	1,330,000	111,465
United Mexican States MXN (a) 10.000% 12/05/24	640,000	56,817

		323,110

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $374,065)		323,110

U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bonds & Notes — 14.0%
U.S. Treasury Note 1.250% 10/31/19	$1,664,200	1,637,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,641,707)		1,637,059

TOTAL BONDS & NOTES (Cost $2,015,772)		1,960,169

	Number of Shares
MUTUAL FUNDS — 78.6%
Diversified Financial — 78.6%
iShares China Large-Cap ETF	10,601	441,214
iShares Global Tech ETF	9,678	917,378
iShares Global Telecom ETF	7,480	449,473
iShares MSCI Germany Index Fund	13,578	372,173
iShares MSCI Japan Index Fund	123,576	1,388,994
iShares MSCI South Korea Capped Index Fund	7,735	427,746
iShares MSCI Sweden Index Fund	11,460	362,938
iShares MSCI Taiwan Index Fund	17,121	258,698
iShares MSCI United Kingdom ETF	37,020	667,471
iShares S&P Global Healthcare Sector Index Fund	8,515	847,753
iShares S&P Global Industrials Sector Index Fund	3,896	274,707
SPDR S&P 500 ETF Trust	7,297	1,499,534
Vanguard Financials ETF	8,121	403,695
Vanguard Information Technology ETF	3,126	326,604
Vanguard REIT ETF	6,417	519,777

		9,158,155

TOTAL MUTUAL FUNDS (Cost $8,790,235)		9,158,155

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $10,806,007)		$11,118,324

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (b)	$401,296	401,296

Time Deposits — 0.4%
Euro Time Deposit 0.010% 1/02/15	46,715	46,715

TOTAL SHORT-TERM INVESTMENTS (Cost $448,011)		448,011

TOTAL INVESTMENTS — 99.2% (Cost $11,254,018) (c)		11,566,335

Other Assets/(Liabilities) — 0.8%		88,280

NET ASSETS — 100.0%		$11,654,615

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
MXN	Mexican Peso
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Maturity value of $401,296. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/20/28, and an aggregate market value, including accrued interest, of $410,065.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 1.8%
Chemicals — 1.3%
LyondellBasell Industries NV Class A	6,527	$518,180
Potash Corp. of Saskatchewan, Inc.	17,568	620,502

		1,138,682

Mining — 0.5%
Freeport-McMoRan, Inc.	17,920	418,611

		1,557,293

Communications — 5.0%
Media — 3.0%
Comcast Corp. Class A	12,290	712,943
DISH Network Corp. Class A (a)	9,000	656,010
The Walt Disney Co.	14,070	1,325,253

		2,694,206

Telecommunications — 2.0%
Verizon Communications, Inc.	37,379	1,748,590

		4,442,796

Consumer, Cyclical — 12.0%
Airlines — 2.0%
Delta Air Lines, Inc.	36,620	1,801,338

Auto Manufacturers — 0.6%
Ford Motor Co.	33,540	519,870

Automotive & Parts — 1.4%
Johnson Controls, Inc.	24,910	1,204,149

Entertainment — 0.6%
Cinemark Holdings, Inc.	14,720	523,738

Household Products — 1.1%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom)	59,810	991,052

Housewares — 0.6%
Newell Rubbermaid, Inc.	14,750	561,827

Leisure Time — 1.4%
Royal Caribbean Cruises Ltd.	15,590	1,285,084

Retail — 4.3%
Costco Wholesale Corp.	4,960	703,080
The Gap, Inc.	14,170	596,698
Kohl’s Corp.	6,330	386,383
Staples, Inc.	32,290	585,095
Wal-Mart Stores, Inc.	10,110	868,247
Walgreens Boots Alliance, Inc.	8,470	645,414

		3,784,917

		10,671,975

Consumer, Non-cyclical — 19.4%
Agriculture — 1.7%
Lorillard, Inc.	24,070	1,514,966

	Number of Shares	Value
Beverages — 1.1%
PepsiCo, Inc.	10,100	$955,056

Biotechnology — 0.9%
Amgen, Inc.	5,024	800,273

Commercial Services — 0.7%
Apollo Education Group, Inc. (a)	18,820	641,950

Foods — 1.4%
ConAgra Foods, Inc.	10,550	382,754
Kraft Foods Group, Inc.	13,730	860,322

		1,243,076

Health Care – Products — 0.8%
Baxter International, Inc.	9,509	696,915

Health Care – Services — 3.6%
HCA Holdings, Inc. (a)	7,670	562,901
Thermo Fisher Scientific, Inc.	5,420	679,072
UnitedHealth Group, Inc.	18,690	1,889,372

		3,131,345

Pharmaceuticals — 9.2%
Cardinal Health, Inc.	23,236	1,875,842
Eli Lilly & Co.	9,050	624,359
Gilead Sciences, Inc. (a)	5,800	546,708
Indivior PLC Sponsored ADR (United Kingdom) (a)	2,392	27,034
Merck & Co., Inc.	29,470	1,673,601
Pfizer, Inc.	7,150	222,723
Quintiles Transnational Holdings, Inc. (a)	6,440	379,123
Roche Holding AG Sponsored ADR (Switzerland)	40,702	1,383,461
Sanofi ADR (France)	11,620	529,988
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	15,680	901,757

		8,164,596

		17,148,177

Energy — 9.9%
Oil & Gas — 6.4%
Anadarko Petroleum Corp.	5,070	418,275
BP PLC Sponsored ADR (United Kingdom)	20,930	797,852
Occidental Petroleum Corp.	12,315	992,712
Phillips 66	8,633	618,986
Suncor Energy, Inc.	88,130	2,800,771

		5,628,596

Oil & Gas Services — 2.2%
National Oilwell Varco, Inc.	9,820	643,505
Schlumberger Ltd.	12,990	1,109,476
Transocean Ltd. (b)	11,950	219,043

		1,972,024

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.3%
Enbridge, Inc.	23,117	$1,188,445

		8,789,065

Financial — 24.7%
Banks — 6.1%
Bank of America Corp.	55,520	993,253
Capital One Financial Corp.	18,770	1,549,463
KeyCorp	54,780	761,442
State Street Corp.	2,810	220,585
U.S. Bancorp	19,660	883,717
Zions Bancorp	34,304	978,007

		5,386,467

Diversified Financial — 10.2%
Citigroup, Inc.	56,450	3,054,510
CME Group, Inc.	4,436	393,251
The Goldman Sachs Group, Inc.	9,630	1,866,583
Invesco Ltd.	16,570	654,846
Morgan Stanley	56,807	2,204,112
Navient Corp.	26,436	571,282
T. Rowe Price Group, Inc.	3,600	309,096

		9,053,680

Insurance — 6.6%
Aflac, Inc.	9,700	592,573
The Allstate Corp.	18,330	1,287,683
American International Group, Inc.	28,880	1,617,569
Aon PLC	10,650	1,009,940
MetLife, Inc.	21,104	1,141,515
Sun Life Financial, Inc. (b)	4,940	178,136

		5,827,416

Real Estate Investment Trusts (REITS) — 1.8%
Equity Residential	10,960	787,366
Public Storage	4,270	789,310

		1,576,676

		21,844,239

Industrial — 10.6%
Building Materials — 1.2%
Louisiana-Pacific Corp. (a)	64,060	1,060,834

Electronics — 1.5%
TE Connectivity Ltd.	20,372	1,288,529

Environmental Controls — 1.3%
Waste Management, Inc.	22,620	1,160,858

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	5,174	473,576

Manufacturing — 5.0%
Danaher Corp.	15,725	1,347,790
Eaton Corp. PLC	26,140	1,776,474
Parker Hannifin Corp.	10,484	1,351,912

		4,476,176

	Number of Shares	Value
Transportation — 1.1%
CSX Corp.	26,110	$945,965

		9,405,938

Technology — 13.7%
Computers — 5.5%
Apple, Inc.	13,910	1,535,386
EMC Corp.	49,922	1,484,680
International Business Machines Corp.	1,680	269,539
SanDisk Corp.	8,912	873,198
Synopsys, Inc. (a)	10,120	439,916
Western Digital Corp.	2,550	282,285

		4,885,004

Internet — 0.4%
Check Point Software Technologies Ltd. (a)	4,820	378,707

Semiconductors — 4.1%
Broadcom Corp. Class A	35,900	1,555,547
Intel Corp.	42,613	1,546,426
Micron Technology, Inc. (a)	13,725	480,512

		3,582,485

Software — 3.7%
Citrix Systems, Inc. (a)	11,230	716,474
Microsoft Corp.	23,992	1,114,429
Oracle Corp.	32,431	1,458,422

		3,289,325

		12,135,521

Utilities — 2.5%
Electric — 2.5%
Edison International	24,812	1,624,690
Entergy Corp.	7,270	635,979

		2,260,669

		2,260,669

TOTAL COMMON STOCK (Cost $74,120,001)		88,255,673

TOTAL EQUITIES (Cost $74,120,001)		88,255,673

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	409,329	409,329

TOTAL MUTUAL FUNDS (Cost $409,329)		409,329

TOTAL LONG-TERM INVESTMENTS (Cost $74,529,330)		88,665,002

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (d)	$458,872	$458,872

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	3,092	3,092

TOTAL SHORT-TERM INVESTMENTS (Cost $461,964)		461,964

TOTAL INVESTMENTS — 100.6% (Cost $74,991,294) (e)		89,126,966

Other Assets/(Liabilities) — (0.6)%		(525,092)

NET ASSETS — 100.0%		$88,601,874

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2014, was $399,596 or 0.45% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $458,873. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $469,302.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 2.4%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,510	$362,017
Albemarle Corp.	1,600	96,208
Ashland, Inc.	2,300	275,448
Cabot Corp.	5,600	245,616
Celanese Corp. Series A	5,300	317,788
CF Industries Holdings, Inc.	2,498	680,805
Cytec Industries, Inc.	80	3,694
The Dow Chemical Co.	37,910	1,729,075
Huntsman Corp.	1,900	43,282
The Mosaic Co.	11,600	529,540
Sigma-Aldrich Corp.	1,230	168,842
W.R. Grace & Co. (a)	100	9,539
Westlake Chemical Corp.	60	3,665

		4,465,519

Forest Products & Paper — 0.3%
Domtar Corp.	13,200	530,904
International Paper Co.	6,800	364,344
MeadWestvaco Corp.	2,500	110,975
Rock-Tenn Co. Class A	1,540	93,909

		1,100,132

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc.	4,900	34,986
Steel Dynamics, Inc.	8,800	173,712
United States Steel Corp.	42,090	1,125,487

		1,334,185

Mining — 0.4%
Alcoa, Inc.	38,100	601,599
Freeport-McMoRan, Inc.	2,931	68,468
Newmont Mining Corp.	9,200	173,880
Royal Gold, Inc.	3,100	194,370
Vulcan Materials Co.	6,700	440,391

		1,478,708

		8,378,544

Communications — 6.6%
Internet — 0.5%
Liberty Interactive Corp. Class A (a)	1,100	32,362
Symantec Corp.	12,400	318,122
Yahoo!, Inc. (a)	28,500	1,439,535

		1,790,019

Media — 1.8%
Comcast Corp. Class A	8,600	498,886
Gannett Co., Inc.	18,555	592,461
Graham Holdings Co. Class B	136	117,465
John Wiley & Sons, Inc. Class A	8,400	497,616
Liberty Broadband Corp. Class A (a)	87	4,358

	Number of Shares	Value
Liberty Media Corp. Class A (a)	350	$12,344
News Corp. Class A (a)	18,000	282,420
Nielsen NV	1,700	76,041
Starz Class A (a)	8,757	260,083
Thomson Reuters Corp.	5,300	213,802
Time Warner, Inc.	34,490	2,946,136
The Walt Disney Co.	9,390	884,444

		6,386,056

Telecommunications — 4.3%
Amdocs Ltd.	9,100	424,560
AT&T, Inc.	163,514	5,492,435
CenturyLink, Inc.	23,407	926,449
Cisco Systems, Inc.	174,300	4,848,154
Corning, Inc.	33,200	761,276
EchoStar Corp. Class A (a)	7,800	409,500
Frontier Communications Corp.	159,189	1,061,791
Harris Corp.	5,800	416,556
Juniper Networks, Inc.	17,000	379,440
Sprint Corp. (a)	24,500	101,675
T-Mobile US, Inc. (a)	5,250	141,435
Telephone & Data Systems, Inc.	1,918	48,430
Windstream Corp.	5,062	41,711

		15,053,412

		23,229,487

Consumer, Cyclical — 6.1%
Airlines — 0.9%
Alaska Air Group, Inc.	6,600	394,416
Copa Holdings SA Class A	2,100	217,644
Delta Air Lines, Inc.	44,000	2,164,360
Southwest Airlines Co.	10,900	461,288

		3,237,708

Apparel — 0.0%
Ascena Retail Group, Inc. (a)	5,900	74,104

Auto Manufacturers — 1.0%
Ford Motor Co.	163,500	2,534,250
General Motors Co.	26,700	932,097
Oshkosh Corp.	1,500	72,975
Paccar, Inc.	700	47,607

		3,586,929

Automotive & Parts — 0.2%
Lear Corp.	600	58,848
TRW Automotive Holdings Corp. (a)	3,090	317,807
Visteon Corp/New (a)	1,700	181,662

		558,317

Distribution & Wholesale — 0.1%
Ingram Micro, Inc. Class A (a)	4,000	110,560
Tech Data Corp. (a)	4,500	284,535
WESCO International, Inc. (a)	1,200	91,452

		486,547

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.0%
Gaming and Leisure Properties, Inc.	1,076	$31,570
Regal Entertainment Group Class A	5,200	111,072

		142,642

Home Builders — 0.2%
PulteGroup, Inc.	19,100	409,886
Toll Brothers, Inc. (a)	4,200	143,934

		553,820

Home Furnishing — 0.1%
Whirlpool Corp.	850	164,679

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,600	213,304

Leisure Time — 0.3%
Carnival Corp.	11,600	525,828
Royal Caribbean Cruises Ltd.	4,300	354,449

		880,277

Lodging — 0.4%
Hyatt Hotels Corp. Class A (a)	6,500	391,365
Marriott International, Inc. Class A	6,900	538,407
MGM Resorts International (a)	14,400	307,872
Starwood Hotels & Resorts Worldwide, Inc.	2,900	235,103

		1,472,747

Retail — 2.8%
Bed Bath & Beyond, Inc. (a)	6,000	457,020
Best Buy Co., Inc.	8,700	339,126
Big Lots, Inc.	6,400	256,128
Chico’s FAS, Inc.	2,500	40,525
CVS Health Corp.	26,800	2,581,108
Dillard’s, Inc. Class A	1,740	217,813
Dollar General Corp. (a)	2,200	155,540
DSW, Inc. Class A	1,000	37,300
Foot Locker, Inc.	5,600	314,608
GameStop Corp. Class A	4,700	158,860
Kohl’s Corp.	7,100	433,384
Macy’s, Inc.	3,344	219,868
Rite Aid Corp. (a)	35,500	266,960
Staples, Inc.	28,400	514,608
Target Corp.	10,700	812,237
Wal-Mart Stores, Inc.	32,100	2,756,748
Walgreens Boots Alliance, Inc.	2,100	160,020
World Fuel Services Corp.	3,500	164,255

		9,886,108

Textiles — 0.0%
Cintas Corp.	800	62,752

		21,319,934

Consumer, Non-cyclical — 19.8%
Agriculture — 1.1%
Altria Group, Inc.	3,800	187,226

	Number of Shares	Value
Archer-Daniels-Midland Co.	28,600	$1,487,200
Bunge Ltd.	4,300	390,913
Philip Morris International, Inc.	18,900	1,539,405
Reynolds American, Inc.	1,840	118,257

		3,723,001

Beverages — 0.1%
Constellation Brands, Inc. Class A (a)	30	2,945
Molson Coors Brewing Co. Class B	5,860	436,687

		439,632

Biotechnology — 0.3%
Amgen, Inc.	4,230	673,797
Bio-Rad Laboratories, Inc. Class A (a)	720	86,803
Charles River Laboratories International, Inc. (a)	600	38,184
Myriad Genetics, Inc. (a)	4,700	160,082

		958,866

Commercial Services — 0.9%
The ADT Corp.	4,600	166,658
Apollo Education Group, Inc. (a)	14,700	501,417
Booz Allen Hamilton Holding Corp.	25,300	671,209
Corrections Corporation of America	1,505	54,692
DeVry, Inc.	8,200	389,254
Donnelley (R.R.) & Sons Co.	15,700	263,838
KAR Auction Services, Inc.	800	27,720
Live Nation Entertainment, Inc. (a)	1,300	33,943
Manpower, Inc.	6,900	470,373
Paychex, Inc.	300	13,851
Quanta Services, Inc. (a)	6,200	176,018
Service Corp. International	5,400	122,580
Total System Services, Inc.	700	23,772
Towers Watson & Co. Class A	1,200	135,804
Vectrus, Inc. (a)	183	5,014

		3,056,143

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	9,500	89,205
Colgate-Palmolive Co.	2,600	179,894
Coty, Inc.	10,200	210,732
The Procter & Gamble Co.	70,510	6,422,756

		6,902,587

Foods — 1.1%
ConAgra Foods, Inc.	6,200	224,936
Ingredion, Inc.	4,070	345,299
The J.M. Smucker Co.	1,820	183,783
Kellogg Co.	800	52,352
Mondelez International, Inc. Class A	39,950	1,451,184
Pilgrim’s Pride Corp. (a)	21,500	704,985
Safeway, Inc.	9,300	326,616
Sysco Corp.	3,300	130,977
Tyson Foods, Inc. Class A	10,600	424,954

		3,845,086

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 4.7%
Alere, Inc. (a)	5,700	$216,600
Boston Scientific Corp. (a)	48,500	642,625
CareFusion Corp. (a)	4,000	237,360
Covidien PLC	10,010	1,023,823
Halyard Health, Inc. (a)	293	13,323
Hill-Rom Holdings, Inc.	3,000	136,860
Hologic, Inc. (a)	10,500	280,770
Johnson & Johnson	91,740	9,593,252
Medtronic, Inc.	39,500	2,851,900
QIAGEN NV (a)	6,700	157,182
St. Jude Medical, Inc.	4,100	266,623
Stryker Corp.	5,500	518,815
Zimmer Holdings, Inc.	5,070	575,039

		16,514,172

Health Care – Services — 3.1%
Aetna, Inc.	11,421	1,014,527
Anthem, Inc.	11,780	1,480,393
Cigna Corp.	8,850	910,754
Community Health Systems, Inc. (a)	10,600	571,552
HCA Holdings, Inc. (a)	16,200	1,188,918
Health Net, Inc. (a)	2,200	117,766
Humana, Inc.	940	135,012
Laboratory Corporation of America Holdings (a)	1,890	203,931
LifePoint Hospitals, Inc. (a)	9,800	704,718
MEDNAX, Inc. (a)	400	26,444
Quest Diagnostics, Inc.	4,800	321,888
Thermo Fisher Scientific, Inc.	4,660	583,851
UnitedHealth Group, Inc.	30,000	3,032,700
Universal Health Services, Inc. Class B	4,600	511,796

		10,804,250

Household Products — 0.3%
Avery Dennison Corp.	2,200	114,136
The Clorox Co.	7,000	729,470
Jarden Corp. (a)	50	2,394
Kimberly-Clark Corp.	2,350	271,519

		1,117,519

Pharmaceuticals — 6.2%
Abbott Laboratories	50,700	2,282,514
Bristol-Myers Squibb Co.	31,600	1,865,348
Cardinal Health, Inc.	10,700	863,811
DENTSPLY International, Inc.	100	5,327
Eli Lilly & Co.	31,520	2,174,565
Express Scripts Holding Co. (a)	3,800	321,746
Hospira, Inc. (a)	6,200	379,750
Mallinckrodt PLC (a)	1,200	118,836
Merck & Co., Inc.	95,528	5,425,035
Omnicare, Inc.	4,000	291,720
Pfizer, Inc.	254,413	7,924,965

	Number of Shares	Value
VCA Antech, Inc. (a)	3,300	$160,941

		21,814,558

		69,175,814

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	7,800	174,876

Energy — 11.0%
Coal — 0.0%
Peabody Energy Corp.	8,100	62,694

Oil & Gas — 10.3%
Anadarko Petroleum Corp.	12,480	1,029,600
Apache Corp.	7,428	465,513
California Resources Corp. (a)	7,692	42,383
Chesapeake Energy Corp.	16,900	330,733
Chevron Corp.	67,495	7,571,589
Cimarex Energy Co.	1,800	190,800
ConocoPhillips	41,648	2,876,211
CVR Energy, Inc.	10,500	406,455
Denbury Resources, Inc.	10,614	86,292
Devon Energy Corp.	12,350	755,944
Diamond Offshore Drilling, Inc.	3,800	139,498
Exxon Mobil Corp.	142,190	13,145,465
Helmerich & Payne, Inc.	3,900	262,938
Hess Corp.	13,000	959,660
Marathon Oil Corp.	24,200	684,618
Marathon Petroleum Corp.	2,300	207,598
Murphy Oil Corp.	6,100	308,172
Murphy USA, Inc. (a)	8,000	550,880
Nabors Industries Ltd.	20,800	269,984
Newfield Exploration Co. (a)	9,300	252,216
Noble Energy, Inc.	80	3,794
Occidental Petroleum Corp.	19,230	1,550,130
Patterson-UTI Energy, Inc.	17,000	282,030
PBF Energy, Inc. Class A	18,900	503,496
Phillips 66	16,000	1,147,200
Questar Corp.	6,100	154,208
Rice Energy, Inc. (a)	100	2,097
Rowan Cos. PLC Class A	4,600	107,272
SandRidge Energy, Inc. (a)	52,500	95,550
Tesoro Corp.	5,000	371,750
Unit Corp. (a)	4,900	167,090
Valero Energy Corp.	16,164	800,118
Whiting Petroleum Corp. (a)	5,400	178,200
WPX Energy, Inc. (a)	5,066	58,918

		35,958,402

Oil & Gas Services — 0.6%
Baker Hughes, Inc.	903	50,631
HollyFrontier Corp.	8,200	307,336
National Oilwell Varco, Inc.	23,400	1,533,402
NOW, Inc. (a)	3,975	102,277
Oil States International, Inc. (a)	2,820	137,898

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Superior Energy Services, Inc.	9,400	$189,410
Tidewater, Inc.	30	972

		2,321,926

Pipelines — 0.1%
National Fuel Gas Co.	4,050	281,597

		38,624,619

Financial — 28.2%
Banks — 8.8%
Associated Banc-Corp.	7,350	136,931
Bank of America Corp.	332,073	5,940,786
Bank of Hawaii Corp.	920	54,565
Bank of New York Mellon Corp.	36,950	1,499,061
BB&T Corp.	20,119	782,428
BOK Financial Corp.	700	42,028
Capital One Financial Corp.	23,250	1,919,287
City National Corp.	1,970	159,196
Comerica, Inc.	8,600	402,824
Commerce Bancshares, Inc.	3,916	170,307
Cullen/Frost Bankers, Inc.	1,000	70,640
East West Bancorp, Inc.	6,900	267,099
Fifth Third Bancorp	22,160	451,510
First Horizon National Corp.	3,016	40,957
First Republic Bank	2,600	135,512
Fulton Financial Corp.	19,400	239,784
Huntington Bancshares, Inc.	29,671	312,139
KeyCorp	43,700	607,430
M&T Bank Corp.	5	628
Northern Trust Corp.	8,000	539,200
PacWest Bancorp	3,800	172,748
PNC Financial Services Group, Inc.	22,036	2,010,344
Popular, Inc. (a)	14,900	507,345
Regions Financial Corp.	56,260	594,106
Signature Bank (a)	60	7,558
State Street Corp.	13,300	1,044,050
SunTrust Banks, Inc.	23,300	976,270
SVB Financial Group (a)	1,700	197,319
Synovus Financial Corp.	3,171	85,902
U.S. Bancorp	45,890	2,062,755
Wells Fargo & Co.	170,510	9,347,358
Zions Bancorp	3,250	92,658

		30,870,725

Diversified Financial — 6.6%
Air Lease Corp.	10,100	346,531
Ameriprise Financial, Inc.	6,430	850,367
BlackRock, Inc.	1,920	686,515
The Charles Schwab Corp.	1,900	57,361
CIT Group, Inc.	10,600	506,998
Citigroup, Inc.	72,771	3,937,639
CME Group, Inc.	10,060	891,819
Discover Financial Services	11,900	779,331
E*TRADE Financial Corp. (a)	10,500	254,677
FNF Group	5,757	198,329

	Number of Shares	Value
The Goldman Sachs Group, Inc.	17,520	$3,395,902
Interactive Brokers Group, Inc. Class A	1,400	40,824
IntercontinentalExchange, Inc.	7	1,535
Invesco Ltd.	9,800	387,296
JP Morgan Chase & Co.	123,227	7,711,546
Legg Mason, Inc.	5,200	277,524
Morgan Stanley	58,200	2,258,160
The NASDAQ OMX Group, Inc.	4,100	196,636
Navient Corp.	9,900	213,939
Raymond James Financial, Inc.	300	17,187
TD Ameritrade Holding Corp.	800	28,624

		23,038,740

Diversified Financial Services — 0.0%
Voya Financial, Inc.	2,700	114,426

Insurance — 8.7%
ACE Ltd.	11,210	1,287,805
Aflac, Inc.	16,400	1,001,876
Alleghany Corp. (a)	235	108,923
Allied World Assurance Co. Holdings Ltd.	3,060	116,035
The Allstate Corp.	9,700	681,425
American Financial Group, Inc.	3,500	212,520
American International Group, Inc.	54,702	3,063,859
American National Insurance Co.	1,120	127,971
Aon PLC	2,460	233,282
Arch Capital Group Ltd. (a)	4,100	242,310
Aspen Insurance Holdings Ltd.	2,100	91,917
Assurant, Inc.	7,690	526,227
Assured Guaranty Ltd.	10,500	272,895
Axis Capital Holdings Ltd.	3,400	173,706
Berkshire Hathaway, Inc. Class B (a)	65,410	9,821,311
The Chubb Corp.	8,160	844,315
Cincinnati Financial Corp.	3,620	187,625
CNA Financial Corp.	2,100	81,291
Endurance Specialty Holdings Ltd.	5,000	299,200
Everest Re Group Ltd.	2,800	476,840
Genworth Financial, Inc. Class A (a)	36,460	309,910
The Hanover Insurance Group, Inc.	2,100	149,772
The Hartford Financial Services Group, Inc.	12,390	516,539
HCC Insurance Holdings, Inc.	4,470	239,234
Lincoln National Corp.	13,598	784,197
Loews Corp.	20	840
Markel Corp. (a)	5	3,414
Marsh & McLennan Cos., Inc.	3,600	206,064
MBIA, Inc. (a)	27,300	260,442
Mercury General Corp.	890	50,436
MetLife, Inc.	29,340	1,587,001
Old Republic International Corp.	20,900	305,767
PartnerRe Ltd.	5,930	676,791
Principal Financial Group, Inc.	12,300	638,862
The Progressive Corp.	16,600	448,034

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Protective Life Corp.	2,580	$179,697
Prudential Financial, Inc.	3,300	298,518
Reinsurance Group of America, Inc.	5,050	442,481
RenaissanceRe Holdings Ltd.	4,700	456,934
StanCorp Financial Group, Inc.	1,870	130,638
Torchmark Corp.	5,490	297,393
The Travelers Cos., Inc.	15,169	1,605,639
Unum Group	8,600	299,968
Validus Holdings Ltd.	2,400	99,744
W.R. Berkley Corp.	6,600	338,316
White Mountains Insurance Group Ltd.	53	33,396
XL Group PLC	9,550	328,234

		30,539,594

Real Estate — 0.1%
Jones Lang LaSalle, Inc.	1,090	163,424
WP Carey, Inc.	3,100	217,310

		380,734

Real Estate Investment Trusts (REITS) — 3.7%
Alexandria Real Estate Equities, Inc.	1,600	141,984
American Campus Communities, Inc.	100	4,136
American Capital Agency Corp.	9,000	196,470
Annaly Capital Management, Inc.	69,260	748,701
AvalonBay Communities, Inc.	5,504	899,299
BioMed Realty Trust, Inc.	1,600	34,464
Boston Properties, Inc.	4,670	600,982
Brandywine Realty Trust	7,200	115,056
Chimera Investment Corp.	212,800	676,704
Columbia Property Trust, Inc.	4,300	109,005
Digital Realty Trust, Inc.	7,300	483,990
Equity Commonwealth	10,367	266,121
Equity Residential	14,600	1,048,864
Essex Property Trust, Inc.	3	620
General Growth Properties, Inc.	19,940	560,912
HCP, Inc.	12,700	559,181
Hospitality Properties Trust	4,540	140,740
Host Hotels & Resorts, Inc.	30,403	722,679
Kilroy Realty Corp.	3,100	214,117
Kimco Realty Corp.	9,500	238,830
Liberty Property Trust	2,170	81,657
The Macerich Co.	2,282	190,342
MFA Financial, Inc.	59,000	471,410
Piedmont Office Realty Trust, Inc. Class A	7,600	143,184
Prologis, Inc.	15,385	662,016
Realty Income Corp.	7,000	333,970
Senior Housing Properties Trust	11,400	252,054
SL Green Realty Corp.	4,190	498,694
Spirit Realty Capital, Inc.	16,100	191,429
Starwood Property Trust, Inc.	8,400	195,216
Taubman Centers, Inc.	4,600	351,532
Two Harbors Investment Corp.	32,100	321,642
Ventas, Inc.	3,300	236,610

	Number of Shares	Value
Vornado Realty Trust	1,478	$173,975
Washington Prime Group, Inc.	18,400	316,848
Weingarten Realty Investors	5,400	188,568
Weyerhaeuser Co.	10,600	380,434

		12,752,436

Savings & Loans — 0.3%
BankUnited, Inc.	8,900	257,833
First Niagara Financial Group, Inc.	9,700	81,771
Hudson City Bancorp, Inc.	10,350	104,742
New York Community Bancorp, Inc.	21,290	340,640
People’s United Financial, Inc.	5,400	81,972

		866,958

		98,563,613

Industrial — 10.3%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	400	46,500
Exelis, Inc.	3,300	57,849
General Dynamics Corp.	15,460	2,127,605
L-3 Communications Holdings, Inc.	2,260	285,235
Northrop Grumman Corp.	8,200	1,208,598
Raytheon Co.	11,170	1,208,259
Spirit AeroSystems Holdings, Inc. Class A (a)	7,500	322,800
United Technologies Corp.	23,140	2,661,100

		7,917,946

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	5,400	333,342
Energizer Holdings, Inc.	4,180	537,381
Hubbell, Inc. Class B	400	42,732

		913,455

Electronics — 0.9%
Agilent Technologies, Inc.	6,200	253,828
Arrow Electronics, Inc. (a)	12,200	706,258
Avnet, Inc.	3,600	154,872
AVX Corp.	1,400	19,600
Dolby Laboratories, Inc. Class A	1,400	60,368
FLIR Systems, Inc.	1,200	38,772
Garmin Ltd.	9,500	501,885
Gentex Corp.	15,100	545,563
Jabil Circuit, Inc.	13,800	301,254
Keysight Technologies, Inc. (a)	3,100	104,687
PerkinElmer, Inc.	2,610	114,135
Vishay Intertechnology, Inc.	19,200	271,680

		3,072,902

Engineering & Construction — 0.2%
AECOM Technology Corp. (a)	11,211	340,478
Fluor Corp.	2,200	133,386
KBR, Inc.	15,700	266,115

		739,979

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.2%
Republic Services, Inc.	4,690	$188,772
Waste Connections, Inc.	450	19,796
Waste Management, Inc.	11,340	581,969

		790,537

Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,600	110,544
Regal-Beloit Corp.	1,500	112,800
Snap-on, Inc.	2,030	277,582
Stanley Black & Decker, Inc.	5,035	483,763

		984,689

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	25,400	2,324,862
Ingersoll-Rand PLC	10,800	684,612
Joy Global, Inc.	11,400	530,328
Terex Corp.	2,200	61,336

		3,601,138

Machinery – Diversified — 0.4%
AGCO Corp.	1,770	80,004
Deere & Co.	8,000	707,760
IDEX Corp.	1,000	77,840
Roper Industries, Inc.	2,330	364,295
Xylem, Inc.	1,700	64,719

		1,294,618

Manufacturing — 3.8%
A.O. Smith Corp.	4,000	225,640
Carlisle Cos., Inc.	2,600	234,624
Crane Co.	220	12,914
Danaher Corp.	11,800	1,011,378
Dover Corp.	300	21,516
Eaton Corp. PLC	3,172	215,569
General Electric Co.	367,090	9,276,364
ITT Corp.	2,400	97,104
Leggett & Platt, Inc.	4,610	196,432
Parker Hannifin Corp.	2,520	324,954
Pentair PLC	5,319	353,288
SPX Corp.	5,970	512,943
Teleflex, Inc.	1,740	199,787
Textron, Inc.	9,400	395,834
Trinity Industries, Inc.	4,200	117,642

		13,195,989

Metal Fabricate & Hardware — 0.1%
The Timken Co.	3,100	132,308
Valmont Industries, Inc.	1,830	232,410

		364,718

Packaging & Containers — 0.1%
Bemis Co., Inc.	760	34,360
Greif, Inc. Class A	1,900	89,737
Owens-Illinois, Inc. (a)	2,300	62,077

		186,174

	Number of Shares	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,400	$157,444

Transportation — 0.7%
American ExpressNorfolk Southern Corp.	7,200	789,192
Con-way, Inc.	1,200	59,016
CSX Corp.	20,200	731,846
FedEx Corp.	2,960	514,034
Ryder System, Inc.	3,590	333,331

		2,427,419

Trucking & Leasing — 0.1%
AMERCO	840	238,778
GATX Corp.	4,000	230,160

		468,938

		36,115,946

Technology — 8.1%
Computers — 2.6%
Brocade Communications Systems, Inc.	46,500	550,560
Computer Sciences Corp.	14,070	887,113
DST Systems, Inc.	3,000	282,450
EMC Corp.	49,100	1,460,234
Hewlett-Packard Co.	83,800	3,362,894
Lexmark International, Inc. Class A	12,500	515,875
NetApp, Inc.	12,600	522,270
SanDisk Corp.	4,800	470,304
Synopsys, Inc. (a)	3,600	156,492
Western Digital Corp.	7,400	819,180

		9,027,372

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	34,400	838,328
Xerox Corp.	53,556	742,286

		1,580,614

Semiconductors — 2.8%
Altera Corp.	4,700	173,618
Analog Devices, Inc.	4,300	238,736
Applied Materials, Inc.	5,900	147,028
Broadcom Corp. Class A	16,100	697,613
Intel Corp.	170,800	6,198,332
KLA-Tencor Corp.	100	7,032
Lam Research Corp.	1,952	154,872
Marvell Technology Group Ltd.	43,400	629,300
Maxim Integrated Products, Inc.	6,900	219,903
Micron Technology, Inc. (a)	4,900	171,549
NVIDIA Corp.	24,900	499,245
Rovi Corp. (a)	25,600	578,304
Teradyne, Inc.	200	3,958

		9,719,490

Software — 2.3%
Activision Blizzard, Inc.	20,800	419,120

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (a)	1,400	$114,800
CA, Inc.	12,990	395,545
The Dun & Bradstreet Corp.	2,610	315,706
Electronic Arts, Inc. (a)	17,200	808,658
Fidelity National Information Services, Inc.	1,900	118,180
Leidos Holdings, Inc.	9,150	398,208
Microsoft Corp.	118,400	5,499,680
SEI Investments Co.	1,300	52,052

		8,121,949

		28,449,425

Utilities — 6.5%
Electric — 5.7%
The AES Corp.	17,500	240,975
Alliant Energy Corp.	4,300	285,606
Ameren Corp.	11,860	547,102
American Electric Power Co., Inc.	29,230	1,774,846
Calpine Corp. (a)	16,100	356,293
CenterPoint Energy, Inc.	15,800	370,194
CMS Energy Corp.	13,900	483,025
Consolidated Edison, Inc.	18,660	1,231,747
DTE Energy Co.	1,610	139,056
Duke Energy Corp.	1,814	151,541
Edison International	19,280	1,262,454
Entergy Corp.	11,000	962,280
Exelon Corp.	53,975	2,001,393
FirstEnergy Corp.	5,127	199,902
Great Plains Energy, Inc.	4,237	120,373
Hawaiian Electric Industries, Inc.	1,700	56,916
Integrys Energy Group, Inc.	940	73,179
NextEra Energy, Inc.	2,420	257,222
Northeast Utilities	7,081	378,975
NRG Energy, Inc.	12,600	339,570
OGE Energy Corp.	2,220	78,766
Pepco Holdings, Inc.	12,810	344,973
PG&E Corp.	18,230	970,565
Pinnacle West Capital Corp.	1,260	86,071
PPL Corp.	32,500	1,180,725
Public Service Enterprise Group, Inc.	26,900	1,113,929
SCANA Corp.	7,020	424,008
The Southern Co.	52,150	2,561,086
TECO Energy, Inc.	8,030	164,535
Westar Energy, Inc.	7,600	313,424
Wisconsin Energy Corp.	9,160	483,098
Xcel Energy, Inc.	25,020	898,718

		19,852,547

Gas — 0.8%
AGL Resources, Inc.	10,660	581,077
Atmos Energy Corp.	4,350	242,469
NiSource, Inc.	8,090	343,178
Sempra Energy	9,760	1,086,874
UGI Corp.	9,735	369,735

	Number of Shares	Value
Vectren Corp.	4,150	$191,854

		2,815,187

Water — 0.0%
Aqua America, Inc.	25	667

		22,668,401

TOTAL COMMON STOCK (Cost $305,814,161)		346,700,659

TOTAL EQUITIES (Cost $305,814,161)		346,700,659

MUTUAL FUNDS — 0.3%
Diversified Financial — 0.3%
iShares Russell 1000 Value Index Fund	9,500	991,800

TOTAL MUTUAL FUNDS (Cost $993,605)		991,800

TOTAL LONG-TERM INVESTMENTS (Cost $306,807,766)		347,692,459

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (b)	$2,428,993	2,428,993

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	4,228	4,228

TOTAL SHORT-TERM INVESTMENTS (Cost $2,433,221)		2,433,221

TOTAL INVESTMENTS — 100.0% (Cost $309,240,987) (c)		350,125,680

Other Assets/(Liabilities) — (0.0)%		(152,050)

NET ASSETS — 100.0%		$349,973,630

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,428,994. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/20/28, and an aggregate market value, including accrued interest, of $2,481,745.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 2.1%
Mining — 2.1%
Teck Resources Ltd. Class B	53,200	$725,648
Vulcan Materials Co.	53,585	3,522,142

		4,247,790

		4,247,790

Communications — 17.6%
Internet — 8.0%
eBay, Inc. (a)	85,050	4,773,006
Facebook, Inc. Class A (a)	47,070	3,672,402
Google, Inc. Class A (a)	5,088	2,699,998
Google, Inc. Class C (a)	10,378	5,462,979

		16,608,385

Media — 6.3%
Comcast Corp. Class A	104,210	6,045,222
The McGraw Hill Financial, Inc.	31,640	2,815,327
Nielsen NV	50,450	2,256,629
Twenty-First Century Fox Class A	47,000	1,805,035

		12,922,213

Telecommunications — 3.3%
Amdocs Ltd.	74,660	3,483,262
Verizon Communications, Inc.	69,660	3,258,695

		6,741,957

		36,272,555

Consumer, Cyclical — 8.8%
Auto Manufacturers — 1.3%
General Motors Co.	77,930	2,720,536

Automotive & Parts — 1.7%
Delphi Automotive PLC	46,700	3,396,024

Retail — 5.8%
AutoZone, Inc. (a)	6,516	4,034,121
Dunkin’ Brands Group, Inc.	23,870	1,018,056
The Home Depot, Inc.	38,940	4,087,532
PVH Corp.	9,960	1,276,573
The TJX Cos., Inc.	23,090	1,583,512

		11,999,794

		18,116,354

Consumer, Non-cyclical — 26.5%
Agriculture — 2.5%
Philip Morris International, Inc.	63,321	5,157,495

Beverages — 1.9%
Diageo PLC	135,460	3,885,149

Commercial Services — 2.0%
MasterCard, Inc. Class A	47,610	4,102,078

	Number of Shares	Value
Foods — 3.0%
Mondelez International, Inc. Class A	172,140	$6,252,986

Health Care – Services — 3.2%
HCA Holdings, Inc. (a)	45,110	3,310,623
UnitedHealth Group, Inc.	31,900	3,224,771

		6,535,394

Household Products — 2.3%
Henkel AG & Co. KGaA	47,656	4,640,525

Pharmaceuticals — 11.6%
AbbVie, Inc.	58,839	3,850,424
Actavis PLC (a)	21,004	5,406,640
Bristol-Myers Squibb Co.	56,520	3,336,376
Express Scripts Holding Co. (a)	48,910	4,141,210
Gilead Sciences, Inc. (a)	36,360	3,427,293
Salix Pharmaceuticals Ltd. (a)	13,360	1,535,598
Zoetis, Inc.	53,275	2,292,423

		23,989,964

		54,563,591

Energy — 6.9%
Oil & Gas — 4.5%
Chevron Corp.	44,340	4,974,061
Noble Energy, Inc.	88,000	4,173,840

		9,147,901

Oil & Gas Services — 2.4%
National Oilwell Varco, Inc.	76,542	5,015,797

		14,163,698

Financial — 15.3%
Diversified Financial — 10.3%
CIT Group, Inc.	53,554	2,561,488
Citigroup, Inc.	131,064	7,091,873
CME Group, Inc.	48,585	4,307,060
Discover Financial Services	51,050	3,343,264
JP Morgan Chase & Co.	63,551	3,977,022

		21,280,707

Insurance — 4.6%
American International Group, Inc.	71,840	4,023,758
Genworth Financial, Inc. Class A (a)	155,650	1,323,025
Lincoln National Corp.	27,440	1,582,465
Marsh & McLennan Cos., Inc.	45,413	2,599,440

		9,528,688

Real Estate Investment Trusts (REITS) — 0.4%
Digital Realty Trust, Inc.	11,550	765,765

		31,575,160

Industrial — 11.0%
Electronics — 2.5%
Tyco International PLC	117,990	5,175,041

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.9%
Republic Services, Inc.	48,550	$1,954,138

Machinery – Diversified — 2.6%
Deere & Co.	59,910	5,300,238

Manufacturing — 2.8%
General Electric Co.	230,100	5,814,627

Transportation — 2.2%
American ExpressNorfolk Southern Corp.	8,150	893,321
Canadian National Railway Co.	38,260	2,636,497
CSX Corp.	25,340	918,068

		4,447,886

		22,691,930

Technology — 7.5%
Computers — 5.0%
Apple, Inc.	74,785	8,254,768
Western Digital Corp.	18,256	2,020,939

		10,275,707

Office Equipment/Supplies — 1.2%
Xerox Corp.	188,410	2,611,363

Semiconductors — 1.3%
Applied Materials, Inc.	106,370	2,650,740

		15,537,810

Utilities — 1.8%
Electric — 1.8%
Exelon Corp.	93,014	3,448,959
ITC Holdings Corp.	5,420	219,131

		3,668,090

TOTAL COMMON STOCK (Cost $162,960,671)		200,836,978

TOTAL EQUITIES (Cost $162,960,671)		200,836,978

TOTAL LONG-TERM INVESTMENTS (Cost $162,960,671)		200,836,978

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (b)	$6,038,869	6,038,869

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	$8,235	$8,235

TOTAL SHORT-TERM INVESTMENTS (Cost $6,047,104)		6,047,104

TOTAL INVESTMENTS — 100.4% (Cost $169,007,775) (c)		206,884,082

Other Assets/(Liabilities) — (0.4)%		(808,430)

NET ASSETS — 100.0%		$206,075,652

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $6,038,872. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 1/01/33, and an aggregate market value, including accrued interest, of $6,163,546.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 3.0%
Chemicals — 2.9%
Albemarle Corp.	14,200	$853,847
Cabot Corp.	10,000	438,600
Celanese Corp. Series A	12,490	748,900
The Dow Chemical Co.	8,000	364,880
E.I. du Pont de Nemours & Co.	32,900	2,432,626
Eastman Chemical Co.	6,196	470,029
Ecolab, Inc.	2,388	249,594
Huntsman Corp.	6,200	141,236
International Flavors & Fragrances, Inc.	2,500	253,400
LyondellBasell Industries NV Class A	34,670	2,752,451
Monsanto Co.	5,570	665,448
NewMarket Corp.	250	100,882
PPG Industries, Inc.	6,880	1,590,312
Praxair, Inc.	3,710	480,668
Rayonier Advanced Materials, Inc.	21	468
Rockwood Holdings, Inc.	800	63,040
The Sherwin-Williams Co.	3,250	854,880
Sigma-Aldrich Corp.	2,540	348,666
W.R. Grace & Co. (a)	1,800	171,702
Westlake Chemical Corp.	2,800	171,052

		13,152,681

Forest Products & Paper — 0.0%
International Paper Co.	3,200	171,456
Rayonier, Inc.	65	1,816

		173,272

Mining — 0.1%
Compass Minerals International, Inc.	2,600	225,758
Southern Copper Corp.	4,202	118,497

		344,255

		13,670,208

Communications — 15.5%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc. Class A	14,900	157,791
The Interpublic Group of Companies, Inc.	18,000	373,860
Omnicom Group, Inc.	12,000	929,640

		1,461,291

Internet — 6.0%
Amazon.com, Inc. (a)	9,121	2,830,702
CDW Corp.	20,700	728,019
eBay, Inc. (a)	38,130	2,139,856
Expedia, Inc.	15,300	1,306,008

	Number of Shares	Value
F5 Networks, Inc. (a)	7,470	$974,574
Facebook, Inc. Class A (a)	67,000	5,227,340
Google, Inc. Class A (a)	9,129	4,844,395
Google, Inc. Class C (a)	7,880	4,148,032
Groupon, Inc. (a)	45,400	375,004
HomeAway, Inc. (a)	1,100	32,758
IAC/InterActiveCorp	7,100	431,609
Liberty Interactive Corp. Class A (a)	1,900	55,898
Liberty Ventures Series A (a)	6,470	244,048
Netflix, Inc. (a)	1,541	526,421
The Priceline Group, Inc. (a)	1,685	1,921,254
TripAdvisor, Inc. (a)	3,800	283,708
VeriSign, Inc. (a)	21,540	1,227,780
Yelp, Inc. (a)	1,400	76,622

		27,374,028

Media — 4.8%
Cablevision Systems Corp. Class A	62,500	1,290,000
Comcast Corp. Class A	102,900	5,969,229
DIRECTV (a)	30,800	2,670,360
Discovery Communications, Inc. Series A (a)	600	20,670
Discovery Communications, Inc. Series C (a)	600	20,232
DISH Network Corp. Class A (a)	4,100	298,849
FactSet Research Systems, Inc.	50	7,037
The McGraw Hill Financial, Inc.	6,070	540,109
Nielsen NV	8,900	398,097
Scripps Networks Interactive Class A	4,600	346,242
Starz Class A (a)	19,200	570,240
Time Warner Cable, Inc.	8,460	1,286,428
Twenty-First Century Fox Class A	18,300	702,811
Viacom, Inc. Class B	25,800	1,941,450
The Walt Disney Co.	63,000	5,933,970

		21,995,724

Telecommunications — 4.4%
ARRIS Group, Inc. (a)	36,300	1,095,897
CenturyLink, Inc.	4,100	162,278
CommScope Holding Co., Inc. (a)	10,600	241,998
Corning, Inc.	41,700	956,181
EchoStar Corp. Class A (a)	18,600	976,500
Harris Corp.	5,270	378,491
Juniper Networks, Inc.	29,500	658,440
Level 3 Communications, Inc. (a)	3,040	150,115
Motorola Solutions, Inc.	1,600	107,328
Palo Alto Networks, Inc. (a)	1,700	208,369
QUALCOMM, Inc.	69,390	5,157,759
SBA Communications Corp. Class A (a)	3,740	414,242
Verizon Communications, Inc.	194,700	9,108,066

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Windstream Corp.	16,770	$138,185

		19,753,849

		70,584,892

Consumer, Cyclical — 13.0%
Airlines — 1.2%
Alaska Air Group, Inc.	17,400	1,039,824
American Airlines Group, Inc.	24,100	1,292,483
Copa Holdings SA Class A	1,050	108,822
Delta Air Lines, Inc.	14,900	732,931
Southwest Airlines Co.	47,800	2,022,896
Spirit Airlines, Inc. (a)	6,100	461,038

		5,657,994

Apparel — 0.8%
Deckers Outdoor Corp. (a)	6,000	546,240
Nike, Inc. Class B	31,480	3,026,802
Ralph Lauren Corp.	150	27,774
VF Corp.	3,400	254,660

		3,855,476

Auto Manufacturers — 0.2%
Paccar, Inc.	11,900	809,319

Automotive & Parts — 0.7%
Allison Transmission Holdings, Inc.	12,300	416,970
BorgWarner, Inc.	9,080	498,946
The Goodyear Tire & Rubber Co.	37,800	1,079,946
Lear Corp.	9,200	902,336
WABCO Holdings, Inc. (a)	2,310	242,042

		3,140,240

Distribution & Wholesale — 0.1%
Fossil Group, Inc. (a)	810	89,699
Genuine Parts Co.	1,400	149,198

		238,897

Entertainment — 0.1%
Cinemark Holdings, Inc.	7,600	270,408
Regal Entertainment Group Class A	800	17,088

		287,496

Home Builders — 0.1%
NVR, Inc. (a)	130	165,793
Thor Industries, Inc.	10,300	575,461

		741,254

Home Furnishing — 0.1%
Harman International Industries, Inc.	3,840	409,766
Tempur Sealy International, Inc. (a)	1,900	104,329
Whirlpool Corp.	100	19,374

		533,469

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	217,113
The Toro Co.	3,180	202,916

		420,029

	Number of Shares	Value
Leisure Time — 0.2%
Harley-Davidson, Inc.	8,200	$540,462
Norwegian Cruise Line Holdings Ltd. (a)	200	9,352
Sabre Corp.	15,400	312,158

		861,972

Lodging — 0.9%
Hilton Worldwide Holdings, Inc. (a)	15,400	401,786
Hyatt Hotels Corp. Class A (a)	10,000	602,100
Las Vegas Sands Corp.	13,300	773,528
Marriott International, Inc. Class A	9,167	715,301
MGM Resorts International (a)	13,200	282,216
Starwood Hotels & Resorts Worldwide, Inc.	3,400	275,638
Wyndham Worldwide Corp.	10,400	891,904
Wynn Resorts Ltd.	1,410	209,752

		4,152,225

Retail — 8.4%
Abercrombie & Fitch Co. Class A	24,600	704,544
AutoZone, Inc. (a)	1,378	853,133
Bed Bath & Beyond, Inc. (a)	7,300	556,041
Best Buy Co., Inc.	27,800	1,083,644
Big Lots, Inc.	10,300	412,206
Brinker International, Inc.	2,900	170,201
Chico’s FAS, Inc.	5,500	89,155
Chipotle Mexican Grill, Inc. (a)	1,343	919,297
Coach, Inc.	12,909	484,862
Costco Wholesale Corp.	17,960	2,545,830
CST Brands, Inc.	3,400	148,274
CVS Health Corp.	8,800	847,528
Dick’s Sporting Goods, Inc.	400	19,860
Dillard’s, Inc. Class A	4,270	534,519
Dollar General Corp. (a)	5,700	402,990
Dollar Tree, Inc. (a)	6,420	451,840
Domino’s Pizza, Inc.	1,800	169,506
Dunkin’ Brands Group, Inc.	3,700	157,805
Family Dollar Stores, Inc.	30	2,376
Foot Locker, Inc.	16,200	910,116
GameStop Corp. Class A	13,000	439,400
The Gap, Inc.	21,700	913,787
GNC Holdings, Inc. Class A	3,600	169,056
Hanesbrands, Inc.	5,800	647,396
The Home Depot, Inc.	64,200	6,739,074
Kohl’s Corp.	4,100	250,264
L Brands, Inc.	300	25,965
Lowe’s Cos., Inc.	47,600	3,274,880
Macy’s, Inc.	17,600	1,157,200
McDonald’s Corp.	31,270	2,929,999
Michael Kors Holdings Ltd. (a)	7,600	570,760
MSC Industrial Direct Co., Inc. Class A	200	16,250
Nordstrom, Inc.	7,200	571,608
Nu Skin Enterprises, Inc. Class A	30	1,311

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	5,580	$1,074,820
Panera Bread Co. Class A (a)	120	20,976
PetSmart, Inc.	1,200	97,554
Rite Aid Corp. (a)	29,600	222,592
Ross Stores, Inc.	11,180	1,053,827
Sally Beauty Holdings, Inc. (a)	2,100	64,554
Starbucks Corp.	20,000	1,641,000
Target Corp.	1,600	121,456
Tiffany & Co.	2,000	213,720
The TJX Cos., Inc.	17,320	1,187,805
Urban Outfitters, Inc. (a)	2,900	101,877
Wal-Mart Stores, Inc.	1,240	106,491
Walgreens Boots Alliance, Inc.	27,900	2,125,980
Williams-Sonoma, Inc.	1,000	75,680
World Fuel Services Corp.	3,300	154,869
Yum! Brands, Inc.	9,740	709,559

		38,143,437

Textiles — 0.1%
Cintas Corp.	3,400	266,696

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	70	3,849

		59,112,353

Consumer, Non-cyclical — 27.2%
Agriculture — 2.2%
Altria Group, Inc.	73,070	3,600,159
Archer-Daniels-Midland Co.	27,000	1,404,000
Lorillard, Inc.	19,390	1,220,407
Philip Morris International, Inc.	41,470	3,377,731
Reynolds American, Inc.	7,100	456,317

		10,058,614

Beverages — 3.9%
Brown-Forman Corp. Class B	1,987	174,538
The Coca-Cola Co.	172,560	7,285,483
Coca-Cola Enterprises, Inc.	7,900	349,338
Dr. Pepper Snapple Group, Inc.	12,000	860,160
Keurig Green Mountain, Inc.	6,820	902,934
Monster Beverage Corp. (a)	7,700	834,295
PepsiCo, Inc.	77,623	7,340,031

		17,746,779

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc. (a)	3,860	714,216
Alkermes PLC (a)	2,500	146,400
Amgen, Inc.	49,720	7,919,899
Biogen Idec, Inc. (a)	9,890	3,357,160
Celgene Corp. (a)	19,580	2,190,219
Charles River Laboratories International, Inc. (a)	2,800	178,192
Illumina, Inc. (a)	4,930	909,979
Intercept Pharmaceuticals, Inc. (a)	90	14,040
Myriad Genetics, Inc. (a)	20,700	705,042
Regeneron Pharmaceuticals, Inc. (a)	270	110,768
Seattle Genetics, Inc. (a)	4,200	134,946

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	2,100	$249,480

		16,630,341

Commercial Services — 4.3%
Aaron’s, Inc.	2,750	84,067
Aramark	5,700	177,555
Automatic Data Processing, Inc.	9,980	832,033
Avis Budget Group, Inc. (a)	9,900	656,667
Booz Allen Hamilton Holding Corp.	25,600	679,168
Donnelley (R.R.) & Sons Co.	30,400	510,872
Equifax, Inc.	1,800	145,566
FleetCor Technologies, Inc. (a)	5,770	858,057
Gartner, Inc. (a)	3,900	328,419
Genpact Ltd. (a)	800	15,144
Global Payments, Inc.	6,050	488,416
H&R Block, Inc.	12,000	404,160
Iron Mountain, Inc.	2,143	82,848
KAR Auction Services, Inc.	5,700	197,505
Live Nation Entertainment, Inc. (a)	1,800	46,998
MasterCard, Inc. Class A	35,160	3,029,386
McKesson Corp.	12,160	2,524,173
Moody’s Corp.	7,900	756,899
Paychex, Inc.	3,600	166,212
Quanta Services, Inc. (a)	2,100	59,619
Robert Half International, Inc.	4,100	239,358
Service Corp. International	5,000	113,500
Total System Services, Inc.	17,500	594,300
United Rentals, Inc. (a)	8,670	884,427
Vantiv, Inc. Class A (a)	3,200	108,544
Visa, Inc. Class A	16,850	4,418,070
Western Union Co.	56,020	1,003,318

		19,405,281

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	65,000	610,350
Colgate-Palmolive Co.	22,480	1,555,391
Coty, Inc.	29,000	599,140
The Estee Lauder Cos., Inc. Class A	8,860	675,132
The Procter & Gamble Co.	5,100	464,559

		3,904,572

Foods — 1.8%
Campbell Soup Co.	1,200	52,800
Flowers Foods, Inc.	1,500	28,785
General Mills, Inc.	23,660	1,261,788
The Hershey Co.	4,400	457,292
Hormel Foods Corp.	1,900	98,990
Ingredion, Inc.	600	50,904
Kellogg Co.	9,240	604,666
Kraft Foods Group, Inc.	29,366	1,840,073
The Kroger Co.	25,460	1,634,786
McCormick & Co., Inc.	2,400	178,320
Pilgrim’s Pride Corp. (a)	40,600	1,331,274
Sysco Corp.	1,200	47,628
The Hain Celestial Group, Inc. (a)	4,000	233,160

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	5,900	$236,531
WhiteWave Foods Co. (a)	8,423	294,721
Whole Foods Market, Inc.	600	30,252

		8,381,970

Health Care – Products — 2.4%
Baxter International, Inc.	14,320	1,049,513
Becton, Dickinson & Co.	7,810	1,086,840
Bio-Techne Corp.	840	77,616
Boston Scientific Corp. (a)	45,300	600,225
C.R. Bard, Inc.	4,290	714,800
The Cooper Cos., Inc.	1,380	223,684
Edwards Lifesciences Corp. (a)	5,220	664,924
Halyard Health, Inc. (a)	1,750	79,572
Henry Schein, Inc. (a)	2,590	352,628
Hill-Rom Holdings, Inc.	3,600	164,232
Hologic, Inc. (a)	2,800	74,872
IDEXX Laboratories, Inc. (a)	800	118,616
Intuitive Surgical, Inc. (a)	1,446	764,847
Johnson & Johnson	25,570	2,673,855
ResMed, Inc.	5,900	330,754
St. Jude Medical, Inc.	8,140	529,344
Stryker Corp.	9,000	848,970
Varian Medical Systems, Inc. (a)	4,400	380,644
Zimmer Holdings, Inc.	400	45,368

		10,781,304

Health Care – Services — 1.1%
Aetna, Inc.	8,800	781,704
Catamaran Corp. (a)	3,960	204,930
Centene Corp. (a)	2,200	228,470
Cigna Corp.	7,200	740,952
Covance, Inc. (a)	2,000	207,680
DaVita HealthCare Partners, Inc. (a)	1,660	125,729
HCA Holdings, Inc. (a)	14,800	1,086,172
Laboratory Corporation of America Holdings (a)	1,140	123,006
MEDNAX, Inc. (a)	3,200	211,552
Tenet Healthcare Corp. (a)	2,500	126,675
Thermo Fisher Scientific, Inc.	6,090	763,016
Universal Health Services, Inc. Class B	2,800	311,528

		4,911,414

Household Products — 0.6%
Avery Dennison Corp.	1,600	83,008
Church & Dwight Co., Inc.	5,560	438,184
The Clorox Co.	2,080	216,757
Jarden Corp. (a)	5,475	262,143
Kimberly-Clark Corp.	14,000	1,617,560
The Scotts Miracle-Gro Co. Class A	2,400	149,568
Tupperware Brands Corp.	3,200	201,600

		2,968,820

	Number of Shares	Value
Pharmaceuticals — 6.4%
AbbVie, Inc.	82,000	$5,366,080
Actavis PLC (a)	7,276	1,872,915
Align Technology, Inc. (a)	2,000	111,820
Allergan, Inc.	12,970	2,757,292
Alnylam Pharmaceuticals, Inc. (a)	1,000	97,000
AmerisourceBergen Corp.	11,400	1,027,824
BioMarin Pharmaceutical, Inc. (a)	400	36,160
Bristol-Myers Squibb Co.	21,100	1,245,533
Cardinal Health, Inc.	9,900	799,227
Cubist Pharmaceuticals, Inc. (a)	2,000	201,300
DENTSPLY International, Inc.	1,950	103,876
Endo International PLC (a)	7,300	526,476
Express Scripts Holding Co. (a)	25,980	2,199,727
Gilead Sciences, Inc. (a)	85,150	8,026,239
Herbalife Ltd.	13,480	508,196
Jazz Pharmaceuticals Plc (a)	360	58,943
Mallinckrodt PLC (a)	4,988	493,962
Mead Johnson Nutrition Co.	8,100	814,374
Merck & Co., Inc.	19,400	1,101,726
Mylan, Inc. (a)	14,400	811,728
Perrigo Co. PLC	350	58,506
Pharmacyclics, Inc. (a)	1,420	173,609
Sirona Dental Systems, Inc. (a)	200	17,474
United Therapeutics Corp. (a)	5,910	765,286
Zoetis, Inc.	1,600	68,848

		29,244,121

		124,033,216

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Leucadia National Corp.	11,100	248,862
Liberty TripAdvisor Holdings, Inc. (a)	6,200	166,780
Restaurant Brands International LP (a)	232	8,722
Restaurant Brands International, Inc. (a)	22,968	896,671

		1,321,035

Energy — 4.7%
Oil & Gas — 2.6%
Anadarko Petroleum Corp.	3,000	247,500
Chesapeake Energy Corp.	18,200	356,174
Cobalt International Energy, Inc. (a)	11,000	97,790
Concho Resources, Inc. (a)	1,870	186,533
Continental Resources, Inc. (a)	40	1,534
CVR Energy, Inc.	10,200	394,842
EOG Resources, Inc.	14,390	1,324,887
EQT Corp.	4,940	373,958
Helmerich & Payne, Inc.	4,320	291,255
Kosmos Energy Ltd. (a)	18,700	156,893
Marathon Petroleum Corp.	18,400	1,660,784
Murphy USA, Inc. (a)	14,800	1,019,128
Nabors Industries Ltd.	26,800	347,864

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Noble Energy, Inc.	40	$1,897
Patterson-UTI Energy, Inc.	38,100	632,079
PBF Energy, Inc. Class A	19,000	506,160
Phillips 66	13,900	996,630
Seadrill Ltd.	18,500	220,890
Seventy Seven Energy, Inc. (a)	36,500	197,465
SM Energy Co.	4,900	189,042
Southwestern Energy Co. (a)	8,300	226,507
Tesoro Corp.	11,200	832,720
Valero Energy Corp.	21,300	1,054,350
Whiting Petroleum Corp. (a)	7,500	247,500

		11,564,382

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	2,600	145,782
Cameron International Corp. (a)	14,680	733,266
Dresser-Rand Group, Inc. (a)	70	5,726
FMC Technologies, Inc. (a)	5,300	248,252
Halliburton Co.	39,000	1,533,870
HollyFrontier Corp.	15,800	592,184
National Oilwell Varco, Inc.	15,900	1,041,927
RPC, Inc.	3,750	48,900
Schlumberger Ltd.	56,470	4,823,102
Superior Energy Services, Inc.	16,400	330,460
Targa Resources Corp.	2,000	212,100

		9,715,569

Pipelines — 0.0%
Kinder Morgan, Inc.	54	2,285
ONEOK, Inc.	2,900	144,391

		146,676

		21,426,627

Financial — 5.0%
Banks — 0.1%
Signature Bank (a)	2,090	263,256

Diversified Financial — 2.6%
Affiliated Managers Group, Inc. (a)	2,870	609,129
Air Lease Corp.	400	13,724
Ally Financial, Inc. (a)	31,600	746,392
American Express Co.	41,800	3,889,072
Ameriprise Financial, Inc.	6,990	924,428
Artisan Partners Asset Management, Inc.	200	10,106
BlackRock, Inc.	3,070	1,097,709
The Charles Schwab Corp.	8,100	244,539
Eaton Vance Corp.	3,500	143,255
Federated Investors, Inc. Class B	80	2,634
Franklin Resources, Inc.	12,990	719,256
Invesco Ltd.	8,900	351,728
Lazard Ltd. Class A	8,800	440,264
Legg Mason, Inc.	6,300	336,231
LPL Financial Holdings, Inc.	2,200	98,010
Ocwen Financial Corp. (a)	2,200	33,220

	Number of Shares	Value
Santander Consumer USA Holdings, Inc.	23,000	$451,030
Synchrony Financial (a)	33,800	1,005,550
T. Rowe Price Group, Inc.	3,800	326,268
TD Ameritrade Holding Corp.	8,100	289,818
Waddell & Reed Financial, Inc. Class A	3,600	179,352

		11,911,715

Insurance — 0.9%
American Financial Group, Inc.	12,200	740,784
Aon PLC	14,900	1,412,967
Arthur J. Gallagher & Co.	3,200	150,656
Erie Indemnity Co. Class A	90	8,169
Marsh & McLennan Cos., Inc.	14,200	812,808
Reinsurance Group of America, Inc.	13,700	1,200,394

		4,325,778

Real Estate — 0.3%
CBRE Group, Inc. (a)	5,500	188,375
Jones Lang LaSalle, Inc.	9,190	1,377,857

		1,566,232

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	6,235	616,330
Apartment Investment & Management Co. Class A	20,300	754,145
Boston Properties, Inc.	1,000	128,690
Crown Castle International Corp.	5,600	440,720
Equity Lifestyle Properties, Inc.	2,800	144,340
Extra Space Storage, Inc.	6,200	363,568
Lamar Advertising Co.Class A	2,000	107,280
OMEGA Healthcare Investors, Inc.	3,800	148,466
Public Storage	1,780	329,033
Simon Property Group, Inc.	4,869	886,694
Tanger Factory Outlet Centers, Inc.	500	18,480
Taubman Centers, Inc.	8,700	664,854
Ventas, Inc.	2,500	179,250
Weyerhaeuser Co.	1,500	53,835
Zillow, Inc. Class A (a)	1,350	142,951

		4,978,636

		23,045,617

Industrial — 10.4%
Aerospace & Defense — 1.8%
The Boeing Co.	29,150	3,788,917
Lockheed Martin Corp.	17,410	3,352,644
Rockwell Collins, Inc.	1,400	118,272
Spirit AeroSystems Holdings, Inc. Class A (a)	15,600	671,424
TransDigm Group, Inc.	250	49,087
United Technologies Corp.	3,450	396,750

		8,377,094

Building Materials — 0.1%
Lennox International, Inc.	10	951

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Martin Marietta Materials, Inc.	3,430	$378,397
Masco Corp.	8,600	216,720

		596,068

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	8,575	451,302
Emerson Electric Co.	24,010	1,482,137
Hubbell, Inc. Class B	900	96,147

		2,029,586

Electronics — 0.8%
Agilent Technologies, Inc.	6,420	262,835
Allegion PLC	2,600	144,196
Amphenol Corp. Class A	10,000	538,100
Avnet, Inc.	15,500	666,810
FLIR Systems, Inc.	3,400	109,854
Gentex Corp.	3,760	135,849
Keysight Technologies, Inc. (a)	3,210	108,401
Mettler-Toledo International, Inc. (a)	900	272,214
Trimble Navigation Ltd. (a)	4,620	122,615
Tyco International PLC	17,900	785,094
Waters Corp. (a)	3,140	353,941

		3,499,909

Engineering & Construction — 0.2%
Chicago Bridge & Iron Co. NV	9,000	377,820
Fluor Corp.	5,600	339,528

		717,348

Environmental Controls — 0.1%
Clean Harbors, Inc. (a)	700	33,635
Stericycle, Inc. (a)	1,620	212,350
Waste Connections, Inc.	3,400	149,566
Waste Management, Inc.	1,200	61,584

		457,135

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	1,200	82,908
Snap-on, Inc.	300	41,022

		123,930

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	8,880	812,786
Ingersoll-Rand PLC	1,300	82,407

		895,193

Machinery – Diversified — 0.9%
Cummins, Inc.	7,770	1,120,201
Deere & Co.	2,800	247,716
Flowserve Corp.	90	5,385
IDEX Corp.	7,150	556,556
Nordson Corp.	2,200	171,512
Rockwell Automation, Inc.	5,300	589,360
Roper Industries, Inc.	4,070	636,344
Xylem, Inc.	6,500	247,455

	Number of Shares	Value
Zebra Technologies Corp. Class A (a)	4,350	$336,734

		3,911,263

Manufacturing — 2.7%
3M Co.	28,260	4,643,684
A.O. Smith Corp.	5,100	287,691
Acuity Brands, Inc.	1,160	162,481
AptarGroup, Inc.	1,500	100,260
Colfax Corp. (a)	2,900	149,553
Crane Co.	700	41,090
Danaher Corp.	5,720	490,261
Dover Corp.	5,000	358,600
Honeywell International, Inc.	15,760	1,574,739
Illinois Tool Works, Inc.	20,100	1,903,470
ITT Corp.	14,000	566,440
Pall Corp.	4,700	475,687
Parker Hannifin Corp.	4,460	575,117
Pentair PLC	7,700	511,434
Trinity Industries, Inc.	10,600	296,906

		12,137,413

Metal Fabricate & Hardware — 0.2%
The Timken Co.	14,900	635,932
Valmont Industries, Inc.	3,560	452,120

		1,088,052

Packaging & Containers — 0.4%
Ball Corp.	13,100	893,027
Crown Holdings, Inc. (a)	7,200	366,480
Owens-Illinois, Inc. (a)	8,700	234,813
Packaging Corporation of America	200	15,610
Silgan Holdings, Inc.	2,500	134,000

		1,643,930

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	10,800	1,214,568

Transportation — 2.3%
American ExpressNorfolk Southern Corp.	2,480	271,833
C.H. Robinson Worldwide, Inc.	4,400	329,516
Expeditors International of Washington, Inc.	2,700	120,447
FedEx Corp.	4,660	809,256
Kirby Corp. (a)	2,400	193,776
Landstar System, Inc.	1,660	120,400
Old Dominion Freight Line, Inc. (a)	3,300	256,212
Union Pacific Corp.	40,120	4,779,495
United Continental Holdings, Inc. (a)	19,055	1,274,589
United Parcel Service, Inc. Class B	22,960	2,552,463

		10,707,987

Trucking & Leasing — 0.0%
AMERCO	230	65,380

		47,464,856

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 20.3%
Computers — 10.2%
Accenture PLC Class A	14,400	$1,286,064
Apple, Inc.	273,283	30,164,978
Cadence Design Systems, Inc. (a)	9,100	172,627
Cognizant Technology Solutions Corp. Class A (a)	27,100	1,427,086
Computer Sciences Corp.	21,700	1,368,185
Diebold, Inc.	2,500	86,600
DST Systems, Inc.	6,920	651,518
EMC Corp.	15,080	448,479
IHS, Inc. Class A (a)	2,910	331,391
International Business Machines Corp.	49,660	7,967,451
Jack Henry & Associates, Inc.	3,600	223,704
NCR Corp. (a)	60	1,748
NetApp, Inc.	13,760	570,352
Riverbed Technology, Inc. (a)	22,900	467,389
SanDisk Corp.	7,750	759,345
Teradata Corp. (a)	11,100	484,848

		46,411,765

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	46,700	1,138,079

Semiconductors — 2.5%
Altera Corp.	11,500	424,810
Analog Devices, Inc.	3,880	215,417
Applied Materials, Inc.	13,200	328,944
Avago Technologies Ltd.	500	50,295
Freescale Semiconductor Ltd. (a)	600	15,138
Intel Corp.	16,700	606,043
KLA-Tencor Corp.	4,800	337,536
Lam Research Corp.	1,700	134,878
Linear Technology Corp.	16,020	730,512
Maxim Integrated Products, Inc.	11,000	350,570
Microchip Technology, Inc.	13,000	586,430
Micron Technology, Inc. (a)	51,800	1,813,518
NVIDIA Corp.	66,900	1,341,345
ON Semiconductor Corp. (a)	17,600	178,288
Skyworks Solutions, Inc.	14,600	1,061,566
Teradyne, Inc.	1,000	19,790
Texas Instruments, Inc.	53,950	2,884,437
Xilinx, Inc.	11,210	485,281

		11,564,798

Software — 7.3%
Activision Blizzard, Inc.	38,200	769,730
Adobe Systems, Inc. (a)	9,850	716,095
ANSYS, Inc. (a)	2,400	196,800
Athenahealth, Inc. (a)	1,010	147,157
Autodesk, Inc. (a)	7,850	471,471
Broadridge Financial Solutions, Inc.	14,160	653,909
Cerner Corp. (a)	3,200	206,912
Citrix Systems, Inc. (a)	8,100	516,780

	Number of Shares	Value
The Dun & Bradstreet Corp.	2,540	$307,238
Electronic Arts, Inc. (a)	31,100	1,462,167
Fidelity National Information Services, Inc.	1,300	80,860
Fiserv, Inc. (a)	9,900	702,603
Intuit, Inc.	12,260	1,130,249
Microsoft Corp.	293,160	13,617,282
MSCI, Inc.	1,000	47,440
Oracle Corp.	183,600	8,256,492
PTC, Inc. (a)	4,400	161,260
Red Hat, Inc. (a)	4,700	324,958
Salesforce.com, Inc. (a)	3,740	221,819
SEI Investments Co.	11,200	448,448
Servicenow, Inc. (a)	2,600	176,410
SolarWinds, Inc. (a)	3,800	189,354
Solera Holdings, Inc.	10,000	511,800
Splunk, Inc. (a)	800	47,160
Veeva Systems, Inc. Class A (a)	11,000	290,510
VeriFone Systems, Inc. (a)	25,900	963,480
VMware, Inc. Class A (a)	3,980	328,430
Workday, Inc. Class A (a)	3,700	301,957

		33,248,771

		92,363,413

Utilities — 0.1%
Electric — 0.1%
Calpine Corp. (a)	11,600	256,708
ITC Holdings Corp.	2,500	101,075

		357,783

TOTAL COMMON STOCK (Cost $409,583,949)		453,380,000

TOTAL EQUITIES (Cost $409,583,949)		453,380,000

TOTAL LONG-TERM INVESTMENTS (Cost $409,583,949)		453,380,000

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (b)	$2,359,597	2,359,597

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	325	325

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,359,922)	$2,359,922

TOTAL INVESTMENTS — 100.0% (Cost $411,943,871) (c)	455,739,922

Other Assets/(Liabilities) — (0.0)%	(145,277)

NET ASSETS — 100.0%	$455,594,645

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,359,598. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/20/28, and an aggregate market value, including accrued interest, of $2,409,129.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 7.2%
Chemicals — 3.0%
A. Schulman, Inc.	32,401	$1,313,212
Cytec Industries, Inc.	28,984	1,338,191
Intrepid Potash, Inc. (a) (b)	96,710	1,342,335
Tronox Ltd. Class A	72,050	1,720,554

		5,714,292

Forest Products & Paper — 1.7%
P.H. Glatfelter Co.	125,689	3,213,868

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	168,020	998,039

Mining — 1.9%
Century Aluminum Co. (a)	48,590	1,185,596
Kaiser Aluminum Corp.	33,860	2,418,620

		3,604,216

		13,530,415

Communications — 1.2%
Telecommunications — 1.2%
Mastec, Inc. (a)	56,010	1,266,386
RigNet, Inc. (a)	24,910	1,022,057

		2,288,443

Consumer, Cyclical — 10.3%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	19,270	1,456,427

Apparel — 0.5%
Iconix Brand Group, Inc. (a)	29,550	998,495

Automotive & Parts — 2.0%
Dana Holding Corp.	175,095	3,806,565

Entertainment — 0.7%
International Speedway Corp. Class A	45,060	1,426,149

Home Builders — 0.9%
KB Home (b)	102,090	1,689,589

Retail — 5.4%
Brinker International, Inc.	33,320	1,955,551
Mattress Firm Holding Corp. (a) (b)	56,850	3,301,848
Nu Skin Enterprises, Inc. Class A (b)	22,400	978,880
Popeyes Louisiana Kitchen, Inc. (a)	33,750	1,899,113
Texas Roadhouse, Inc.	60,590	2,045,518

		10,180,910

		19,558,135

Consumer, Non-cyclical — 28.1%
Biotechnology — 2.0%
Celldex Therapeutics, Inc. (a) (b)	38,850	709,012

	Number of Shares	Value
Integra LifeSciences Holdings (a)	32,870	$1,782,540
MorphoSys AG (a)	8,360	774,036
Ultragenyx Pharmaceutical, Inc. (a)	11,840	519,539

		3,785,127

Commercial Services — 11.7%
ABM Industries, Inc.	55,070	1,577,756
Booz Allen Hamilton Holding Corp.	50,650	1,343,745
HMS Holdings Corp. (a)	83,892	1,773,477
James River Group Holdings Ltd. (a)	44,650	1,016,234
KAR Auction Services, Inc.	110,080	3,814,272
Korn/Ferry International (a)	141,533	4,070,489
LifeLock, Inc. (a) (b)	109,110	2,019,626
On Assignment, Inc. (a)	59,660	1,980,115
Paylocity Holding Corp. (a) (b)	79,176	2,067,285
Team Health Holdings, Inc. (a)	41,220	2,371,387

		22,034,386

Foods — 2.0%
Flowers Foods, Inc.	36,050	691,800
Pinnacle Foods, Inc.	85,910	3,032,623

		3,724,423

Health Care – Products — 2.7%
Dexcom, Inc. (a)	24,850	1,367,992
NxStage Medical, Inc. (a)	65,090	1,167,064
Spectranetics Corp. (a) (b)	75,270	2,602,837

		5,137,893

Health Care – Services — 4.2%
Acadia Healthcare Co., Inc. (a)	27,920	1,708,983
HealthSouth Corp.	70,083	2,695,392
WellCare Health Plans, Inc. (a)	43,066	3,533,996

		7,938,371

Household Products — 3.2%
Acco Brands Corp. (a)	251,740	2,268,178
Prestige Brands Holdings, Inc. (a)	109,906	3,815,936

		6,084,114

Pharmaceuticals — 2.3%
AcelRx Pharmaceuticals, Inc. (a) (b)	58,680	394,916
Aratana Therapeutics, Inc. (a)	51,390	915,770
Keryx Biopharmaceuticals, Inc. (a) (b)	91,280	1,291,612
Kite Pharma, Inc. (a) (b)	8,390	483,851
VWR Corp. (a) (b)	48,740	1,260,904

		4,347,053

		53,051,367

Energy — 5.1%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a)	162,999	1,582,720

Oil & Gas — 2.0%
Western Refining, Inc.	98,940	3,737,953

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.1%
NOW, Inc. (a) (b)	79,160	$2,036,787

Pipelines — 1.2%
Cone Midstream Partners LP (a)	91,940	2,217,593

		9,575,053

Financial — 22.9%
Banks — 6.1%
BancorpSouth, Inc.	117,930	2,654,604
FirstMerit Corp.	123,339	2,329,874
MB Financial, Inc.	86,550	2,844,033
Talmer Bancorp, Inc.	71,740	1,007,230
Webster Financial Corp.	82,450	2,682,098

		11,517,839

Diversified Financial — 0.6%
Investment Technology Group, Inc. (a)	53,960	1,123,447

Insurance — 1.5%
Endurance Specialty Holdings Ltd.	32,260	1,930,438
Old Republic International Corp.	61,660	902,086

		2,832,524

Real Estate Investment Trusts (REITS) — 10.2%
Apollo Commercial Real Estate Finance, Inc.	143,532	2,348,184
Chatham Lodging Trust	114,285	3,310,836
DuPont Fabros Technology, Inc.	65,030	2,161,597
LaSalle Hotel Properties	104,056	4,211,146
Mid-America Apartment Communities, Inc.	16,981	1,268,141
Redwood Trust, Inc.	66,970	1,319,309
STAG Industrial, Inc.	154,920	3,795,540
Starwood Property Trust, Inc.	41,236	958,325

		19,373,078

Savings & Loans — 4.5%
BankUnited, Inc.	86,148	2,495,708
First Niagara Financial Group, Inc.	321,830	2,713,027
Flagstar Bancorp, Inc. (a)	114,519	1,801,384
Oritani Financial Corp.	96,638	1,488,225

		8,498,344

		43,345,232

Industrial — 9.7%
Aerospace & Defense — 0.6%
AAR Corp.	38,099	1,058,390

Building Materials — 1.0%
Boise Cascade Co. (a)	50,740	1,884,991

Electrical Components & Equipment — 1.8%
Generac Holdings, Inc. (a) (b)	29,340	1,371,938
General Cable Corp.	45,830	682,867
Greatbatch, Inc. (a)	27,772	1,369,160

		3,423,965

	Number of Shares	Value
Engineering & Construction — 0.8%
AECOM Technology Corp. (a)	49,066	$1,490,135

Environmental Controls — 0.7%
Waste Connections, Inc.	32,464	1,428,092

Manufacturing — 0.7%
Matthews International Corp. Class A	27,430	1,335,018

Metal Fabricate & Hardware — 0.8%
Rexnord Corp. (a)	52,520	1,481,589

Transportation — 2.6%
Saia, Inc. (a)	26,173	1,448,937
Swift Transportation Co. (a)	73,889	2,115,442
XPO Logistics, Inc. (a) (b)	35,300	1,443,064

		5,007,443

Trucking & Leasing — 0.7%
The Greenbrier Cos., Inc. (b)	23,570	1,266,416

		18,376,039

Technology — 15.3%
Computers — 5.2%
CACI International, Inc. Class A (a)	20,990	1,808,918
FleetMatics Group PLC (a) (b)	24,950	885,476
Fortinet, Inc. (a)	86,077	2,639,121
j2 Global, Inc.	35,936	2,228,032
Spansion, Inc. Class A (a) (b)	66,820	2,286,580

		9,848,127

Semiconductors — 3.9%
Cavium, Inc. (a)	48,900	3,022,998
IPG Photonics Corp. (a) (b)	12,380	927,510
MKS Instruments, Inc.	52,720	1,929,552
Semtech Corp. (a)	54,639	1,506,397

		7,386,457

Software — 6.2%
Cornerstone OnDemand, Inc. (a) (b)	31,190	1,097,888
Guidewire Software, Inc. (a)	55,640	2,817,053
Imperva, Inc. (a)	65,660	3,245,574
Proofpoint, Inc. (a)	39,280	1,894,474
SYNNEX Corp.	33,570	2,623,831

		11,678,820

		28,913,404

Utilities — 0.3%
Water — 0.3%
Aqua America, Inc.	24,943	665,978

TOTAL COMMON STOCK (Cost $159,417,364)		189,304,066

TOTAL EQUITIES (Cost $159,417,364)		189,304,066

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 12.5%
Diversified Financial — 12.5%
State Street Navigator Securities Lending Prime Portfolio (c)	23,671,387	$23,671,387

TOTAL MUTUAL FUNDS (Cost $23,671,387)		23,671,387

TOTAL LONG-TERM INVESTMENTS (Cost $183,088,751)		212,975,453

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (d)	$1,833,222	1,833,222

TOTAL SHORT-TERM INVESTMENTS (Cost $1,833,222)		1,833,222

TOTAL INVESTMENTS — 113.6% (Cost $184,921,973) (e)		214,808,675

Other Assets/(Liabilities) — (13.6)%		(25,740,968)

NET ASSETS — 100.0%		$189,067,707

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2014, was $23,102,869 or 12.22% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,833,223. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $1,872,530.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 97.2%
Basic Materials — 1.6%
Chemicals — 1.0%
Linde AG	21,403	$3,992,083

Iron & Steel — 0.3%
Vale SA (a)	118,650	970,557

Mining — 0.3%
Alrosa AO (b)	1,155,115	1,216,812

		6,179,452

Communications — 16.9%
Internet — 7.2%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	7,700	800,338
eBay, Inc. (b)	157,560	8,842,267
Facebook, Inc. Class A (b)	78,510	6,125,350
Google, Inc. Class A (b)	10,150	5,386,199
Google, Inc. Class C (b)	10,150	5,342,960
JD.com, Inc. (a) (b)	70,629	1,634,355

		28,131,469

Media — 5.6%
The McGraw Hill Financial, Inc.	109,120	9,709,498
The Walt Disney Co.	98,070	9,237,213
Zee Entertainment Enterprises Ltd.	502,621	3,020,161

		21,966,872

Telecommunications — 4.1%
KDDI Corp.	100,946	6,316,214
Telefonaktiebolaget LM Ericsson Class B	827,510	10,021,922

		16,338,136

		66,436,477

Consumer, Cyclical — 6.9%
Apparel — 0.7%
Hermes International (a)	2,016	718,853
Tod’s SpA (a)	23,763	2,062,153

		2,781,006

Entertainment — 0.5%
Gtech SpA (a)	86,171	1,927,823

Retail — 5.6%
Inditex SA	222,525	6,375,997
Kering	32,450	6,238,760
McDonald’s Corp.	34,400	3,223,280
Tiffany & Co.	59,940	6,405,188

		22,243,225

	Number of Shares	Value
Textiles — 0.1%
Brunello Cucinelli SpA (a)	11,259	$252,431

		27,204,485

Consumer, Non-cyclical — 23.1%
Beverages — 1.3%
AMBEV SA	383,500	2,385,370
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	32,823	2,889,409

		5,274,779

Biotechnology — 3.9%
Biogen Idec, Inc. (b)	10,400	3,530,280
Bluebird Bio, Inc. (b)	11,450	1,050,194
Celldex Therapeutics, Inc. (a) (b)	177,690	3,242,843
Circassia Pharmaceuticals PLC (b)	392,750	1,695,714
Theravance Biopharma, Inc. (a) (b)	22,214	331,433
Vertex Pharmaceuticals, Inc. (b)	45,020	5,348,376

		15,198,840

Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	114,460	7,919,487

Foods — 2.7%
Nestle SA	54,200	3,972,944
Unilever PLC	164,132	6,667,167

		10,640,111

Health Care – Products — 1.8%
St. Jude Medical, Inc.	38,600	2,510,158
Zimmer Holdings, Inc.	41,270	4,680,843

		7,191,001

Health Care – Services — 3.7%
Aetna, Inc.	81,960	7,280,507
Anthem, Inc.	56,280	7,072,707

		14,353,214

Pharmaceuticals — 7.7%
Allergan, Inc.	17,560	3,733,080
Bayer AG	45,927	6,278,654
BioMarin Pharmaceutical, Inc. (b)	30,680	2,773,472
Clovis Oncology, Inc. (a) (b)	37,600	2,105,600
Gilead Sciences, Inc. (b)	52,700	4,967,502
Medivation, Inc. (b)	19,080	1,900,559
Roche Holding AG	17,010	4,610,398
Shire Ltd.	33,910	2,399,243
Theravance, Inc. (a)	90,240	1,276,896

		30,045,404

		90,622,836

Diversified — 1.7%
Holding Company – Diversified — 1.7%
LVMH Moet Hennessy Louis Vuitton SA	41,350	6,538,844

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 1.6%
Oil & Gas — 0.6%
Repsol YPF SA (a)	130,867	$2,432,576

Oil & Gas Services — 1.0%
Technip SA	64,890	3,874,820

		6,307,396

Financial — 20.2%
Banks — 6.1%
Banco Bilbao Vizcaya Argentaria SA	458,854	4,318,513
Deutsche Bank AG	102,180	3,088,468
ICICI Bank Ltd. Sponsored ADR (India)	598,100	6,908,055
Itau Unibanco Holding SA Sponsored ADR (Brazil)	260,085	3,383,706
Societe Generale SA	67,600	2,840,640
Sumitomo Mitsui Financial Group, Inc.	94,200	3,403,682

		23,943,064

Diversified Financial — 8.2%
BM&F BOVESPA SA	584,300	2,164,522
Citigroup, Inc.	153,280	8,293,981
Credit Suisse Group	183,593	4,602,461
Earthport PLC (b)	903,295	616,460
FNF Group	86,320	2,973,724
FNFV Group (b)	11,290	177,704
The Goldman Sachs Group, Inc.	32,350	6,270,400
UBS Group AG	404,806	6,958,494

		32,057,746

Insurance — 4.7%
Allianz SE	39,998	6,645,815
The Dai-ichi Life Insurance Co. Ltd.	304,800	4,625,251
Prudential PLC	317,012	7,295,130

		18,566,196

Real Estate — 1.2%
DLF Ltd.	1,700,547	3,662,016
Seibu Holdings, Inc. (a)	49,900	1,018,058

		4,680,074

		79,247,080

Industrial — 16.2%
Aerospace & Defense — 2.6%
Embraer SA Sponsored ADR (Brazil) (a)	94,040	3,466,314
European Aeronautic Defence and Space Co.	134,300	6,670,307

		10,136,621

Electrical Components & Equipment — 1.2%
Emerson Electric Co.	54,640	3,372,927
Prysmian SpA	73,813	1,343,486

		4,716,413

	Number of Shares	Value
Electronics — 6.5%
Fanuc Corp.	15,500	$2,558,099
Keyence Corp.	13,520	5,988,520
Kyocera Corp.	89,800	4,115,875
Murata Manufacturing Co. Ltd.	69,510	7,592,822
Nidec Corp. (a)	80,900	5,247,377

		25,502,693

Machinery – Diversified — 0.4%
FLSmidth & Co. A/S (a)	37,298	1,636,142

Manufacturing — 2.6%
3M Co.	36,550	6,005,896
Siemens AG	38,550	4,371,964

		10,377,860

Metal Fabricate & Hardware — 1.6%
Assa Abloy AB Series B	116,890	6,177,274

Transportation — 1.3%
United Parcel Service, Inc. Class B	45,320	5,038,224

		63,585,227

Technology — 9.0%
Semiconductors — 3.5%
Altera Corp.	197,570	7,298,236
Maxim Integrated Products, Inc.	206,920	6,594,540

		13,892,776

Software — 5.5%
Adobe Systems, Inc. (b)	97,900	7,117,330
Intuit, Inc.	78,140	7,203,727
SAP SE	99,834	7,058,812

		21,379,869

		35,272,645

TOTAL COMMON STOCK (Cost $247,074,731)		381,394,442

PREFERRED STOCK — 1.9%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	11,204,529	154,429

Consumer, Cyclical — 1.9%
Auto Manufacturers — 1.9%
Bayerische Motoren Werke AG 3.710%	88,307	7,247,473

TOTAL PREFERRED STOCK (Cost $3,201,734)		7,401,902

TOTAL EQUITIES (Cost $250,276,465)		388,796,344

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 7.3%
Diversified Financial — 7.3%
Oppenheimer Institutional Money Market Fund Class E (c)	6,545,306	$6,545,306
State Street Navigator Securities Lending Prime Portfolio (d)	22,246,284	22,246,284

		28,791,590

TOTAL MUTUAL FUNDS (Cost $28,791,590)		28,791,590

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Entertainment — 0.0%
Gtech SpA, Expires 1/09/15 (b) (e)	86,171	-

Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 1/08/15 (a) (b)	130,867	72,368

Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 1/07/15 (b)	458,854	43,864

TOTAL RIGHTS (Cost $120,413)		116,232

TOTAL LONG-TERM INVESTMENTS (Cost $279,188,468)		417,704,166

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	$31,489	31,489

TOTAL SHORT-TERM INVESTMENTS (Cost $31,489)		31,489

TOTAL INVESTMENTS — 106.4% (Cost $279,219,957) (f)		417,735,655
Other Assets/(Liabilities) — (6.4)%		(25,199,491)

NET ASSETS — 100.0%		$392,536,164

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2014, was $21,341,422 or 5.44% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund — Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 3.6%
Chemicals — 3.6%
Brenntag AG	93,142	$5,241,041
Essentra PLC	517,600	5,852,124
Syngenta AG	22,001	7,064,531

		18,157,696

Communications — 13.1%
Internet — 3.7%
Iliad SA	17,270	4,148,576
United Internet AG	144,058	6,532,746
Yahoo! Japan Corp. (a)	1,244,400	4,490,299
Yoox SpA (b)	144,918	3,197,132

		18,368,753

Media — 3.1%
Grupo Televisa SAB Sponsored ADR (Mexico)	157,360	5,359,682
ProSiebenSat.1 Media AG	75,184	3,167,416
Sky PLC	424,871	5,913,449
Zee Entertainment Enterprises Ltd.	226,518	1,361,107

		15,801,654

Telecommunications — 6.3%
BT Group PLC	1,027,367	6,377,446
Inmarsat PLC	353,170	4,376,643
Nippon Telegraph & Telephone Corp.	108,700	5,593,486
SES SA	153,110	5,492,219
Telecity Group PLC (a)	227,990	2,856,970
Telefonaktiebolaget LM Ericsson Class B	472,282	5,719,778
Vodafone Group PLC	297,730	1,020,160

		31,436,702

		65,607,109

Consumer, Cyclical — 20.0%
Apparel — 2.5%
Burberry Group PLC	288,570	7,311,969
Hermes International (a)	1,166	415,869
Prada SpA	810,300	4,568,875

		12,296,713

Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG	55,568	6,034,898

Automotive & Parts — 2.8%
Continental AG	39,801	8,451,842
Valeo SA	45,088	5,616,038

		14,067,880

Distribution & Wholesale — 1.4%
Wolseley PLC	126,437	7,197,855

	Number of Shares	Value
Entertainment — 1.3%
William Hill PLC	1,180,400	$6,638,076

Home Furnishing — 0.8%
SEB SA	50,327	3,745,291

Leisure Time — 1.5%
Carnival Corp.	161,330	7,313,089

Retail — 8.5%
Cie Financiere Richemont SA	64,952	5,753,275
CP ALL PCL	4,668,400	6,030,608
Dollarama, Inc.	162,510	8,308,740
Domino’s Pizza UK & IRL PLC	467,080	5,112,191
Hudson’s Bay Co.	196,600	4,156,047
Inditex SA	176,349	5,052,918
Kering	18,190	3,497,166
Swatch Group AG	10,625	4,717,897

		42,628,842

		99,922,644

Consumer, Non-cyclical — 27.3%
Agriculture — 0.6%
Swedish Match AB	100,338	3,129,646

Beverages — 2.7%
Diageo PLC	120,617	3,459,434
Heineken NV	92,266	6,554,511
Pernod-Ricard SA	31,955	3,543,073

		13,557,018

Biotechnology — 1.3%
CSL Ltd.	89,800	6,322,914

Commercial Services — 8.0%
Aggreko PLC	201,142	4,686,290
Bunzl PLC	243,463	6,636,767
Dignity PLC	128,877	3,833,497
Edenred	179,055	4,971,836
Experian PLC	311,993	5,262,611
Intertek Group PLC	139,960	5,073,391
Prosegur Cia de Seguridad SA (a)	951,062	5,404,450
SGS SA	2,165	4,414,310

		40,283,152

Foods — 5.3%
Aryzta AG	86,690	6,661,040
Barry Callebaut AG	4,057	4,155,074
Danone SA	65,655	4,319,212
Saputo, Inc.	160,566	4,826,101
Unilever PLC	157,788	6,409,469

		26,370,896

Health Care – Products — 3.4%
Cie Generale d’Optique Essilor International SA	36,760	4,092,001
DiaSorin SpA	93,015	3,751,055

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sonova Holding AG	39,568	$5,800,396
William Demant Holding (b)	43,874	3,330,123

		16,973,575

Health Care – Services — 0.5%
Sonic Healthcare Ltd.	155,667	2,337,739

Household Products — 1.1%
Reckitt Benckiser Group PLC	71,072	5,733,477

Pharmaceuticals — 4.4%
Galenica AG (a)	4,463	3,535,123
Grifols SA	119,156	4,743,317
Indivior PLC (b)	71,072	165,495
Novo Nordisk A/S	160,822	6,804,636
Roche Holding AG	25,323	6,863,558

		22,112,129

		136,820,546

Diversified — 0.8%
Holding Company – Diversified — 0.8%
LVMH Moet Hennessy Louis Vuitton SA	23,950	3,787,311

Energy — 0.8%
Oil & Gas Services — 0.8%
Schoeller-Bleckmann Oilfield Equipment AG (a)	18,962	1,369,443
Technip SA	43,260	2,583,213

		3,952,656

Financial — 4.5%
Banks — 1.0%
ICICI Bank Ltd. Sponsored ADR (India)	426,575	4,926,941

Diversified Financial — 2.4%
ICAP PLC	952,308	6,642,502
Tullett Prebon PLC	297,039	1,304,661
UBS Group AG	251,566	4,324,344

		12,271,507

Insurance — 1.1%
Prudential PLC	236,052	5,432,066

		22,630,514

Industrial — 18.9%
Aerospace & Defense — 2.9%
Empresa Brasileira de Aeronautica SA	395,019	3,639,791
European Aeronautic Defence and Space Co.	101,970	5,064,566
Rolls-Royce Holdings PLC (b) (c)	37,563,390	58,546
Rolls-Royce Holdings PLC	440,671	5,936,308

		14,699,211

Building Materials — 1.6%
James Hardie Industries NV	391,000	4,163,292

	Number of Shares	Value
Sika AG	1,253	$3,675,060

		7,838,352

Electrical Components & Equipment — 2.0%
Legrand SA	94,700	4,957,439
Schneider Electric SE	70,960	5,156,085

		10,113,524

Electronics — 3.7%
Hoya Corp.	159,900	5,353,608
Keyence Corp.	10,009	4,433,365
Nidec Corp. (a)	77,200	5,007,386
Spectris PLC	117,086	3,817,631

		18,611,990

Engineering & Construction — 3.4%
ABB Ltd.	221,941	4,694,428
Boskalis Westminster	129,767	7,094,560
Leighton Holdings Ltd.	189,342	3,444,988
Trevi Finanziaria SpA (a)	571,198	1,949,390

		17,183,366

Machinery – Construction & Mining — 1.3%
Atlas Copco AB Class A Shares	228,978	6,374,090

Machinery – Diversified — 0.9%
The Weir Group PLC	151,244	4,328,896

Manufacturing — 1.4%
Aalberts Industries NV	235,411	6,955,017

Transportation — 1.7%
Koninklijke Vopak NV (a)	113,383	5,873,700
Royal Mail PLC	394,129	2,624,461

		8,498,161

		94,602,607

Technology — 9.3%
Computers — 1.9%
Gemalto NV (a)	43,268	3,556,574
Gemalto NV (a)	22,299	1,821,507
Lenovo Group Ltd.	3,206,000	4,204,275

		9,582,356

Semiconductors — 1.7%
ARM Holdings PLC	167,710	2,582,444
Infineon Technologies AG	542,210	5,813,058

		8,395,502

Software — 5.7%
Amadeus IT Holding SA Class A	172,859	6,868,935
Aveva Group PLC	85,737	1,755,070
Compugroup Holding AG	1,675	40,332
Dassault Systemes SA	80,388	4,892,286
The Sage Group PLC	480,473	3,464,879
SAP SE	110,187	7,790,826

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Temenos Group AG	99,923	$3,544,002

		28,356,330

		46,334,188

TOTAL COMMON STOCK (Cost $451,147,532)		491,815,271

PREFERRED STOCK — 0.0%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	6,533,478	90,049

TOTAL PREFERRED STOCK (Cost $19,494)		90,049

TOTAL EQUITIES (Cost $451,167,026)		491,905,320

MUTUAL FUNDS — 6.1%
Diversified Financial — 6.1%
Oppenheimer Institutional Money Market Fund Class E (d)	9,765,228	9,765,228
State Street Navigator Securities Lending Prime Portfolio (e)	20,480,515	20,480,515

		30,245,743

TOTAL MUTUAL FUNDS (Cost $30,245,743)		30,245,743

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (c)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $481,412,769)		522,151,063

TOTAL INVESTMENTS — 104.4% (Cost $481,412,769) (f)		522,151,063

Other Assets/(Liabilities) — (4.4)%		(21,945,958)

NET ASSETS — 100.0%		$500,205,105

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2014, was $19,454,791 or 3.89% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2014, these securities amounted to a value of $58,546 or 0.01% of net assets.
(d)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.6%

COMMON STOCK — 91.5%
Basic Materials — 2.4%
Chemicals — 0.2%
Asian Paints Ltd.	22,533	$267,317

Mining — 2.2%
Alrosa AO (a)	796,163	838,688
Glencore PLC	562,985	2,591,277
Grupo Mexico SAB de CV	18,571	53,861

		3,483,826

		3,751,143

Communications — 18.9%
Internet — 12.0%
58.com, Inc. (a) (b)	7,800	324,090
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	12,100	1,257,674
B2W Cia Digital (a)	52,924	443,517
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	32,880	7,495,653
JD.com, Inc. (a)	54,619	1,263,884
MercadoLibre, Inc. (b)	10,810	1,380,113
NAVER Corp.	1,953	1,261,678
Tencent Holdings Ltd.	226,193	3,245,493
Yandex NV (a)	123,480	2,217,701

		18,889,803

Media — 3.3%
Grupo Televisa SAB Sponsored ADR (Mexico)	63,330	2,157,020
Naspers Ltd.	10,159	1,307,951
Zee Entertainment Enterprises Ltd.	289,228	1,737,920

		5,202,891

Telecommunications — 3.6%
America Movil SAB de CV Series L ADR (Mexico)	139,110	3,085,460
MTN Group Ltd.	58,044	1,101,488
Telefonica Brasil SA Sponsored ADR (Brazil) (b)	88,870	1,571,222

		5,758,170

		29,850,864

Consumer, Cyclical — 10.6%
Apparel — 1.8%
Hermes International (b)	608	216,849
Prada SpA	465,200	2,623,029

		2,839,878

Leisure Time — 0.3%
Qunar Cayman Islands Ltd. (a) (b)	19,200	545,856

Lodging — 2.2%
Genting Bhd	660,500	1,674,432

	Number of Shares	Value
Homeinns Hotel Group ADR (a)	27,010	$810,840
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	37,430	950,722

		3,435,994

Retail — 6.3%
Almacenes Exito SA (c)	38,400	471,821
Almacenes Exito SA	47,056	573,833
Astra International Tbk PT	4,171,000	2,475,764
Cie Financiere Richemont SA	22,875	2,026,206
CP ALL PCL	1,090,000	1,408,055
Jollibee Foods Corp.	206,900	987,574
SM Investments Corp.	85,690	1,552,791
Wal-Mart de Mexico SAB de CV	165,475	355,877

		9,851,921

		16,673,649

Consumer, Non-cyclical — 20.0%
Beverages — 6.2%
AMBEV SA	177,000	1,100,940
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	82,085	797,807
Carlsberg A/S Class B	14,794	1,148,837
Fomento Economico Mexicano SAB de CV	159,498	1,414,685
Nigerian Breweries PLC	825,488	745,646
Pernod-Ricard SA	18,647	2,067,523
SABMiller PLC	35,496	1,836,999
Tsingtao Brewery Co. Ltd.	92,000	623,454

		9,735,891

Commercial Services — 3.1%
DP World Ltd.	27,090	568,890
DP World Ltd.	56,594	1,145,034
Estacio Participacoes SA	94,100	832,755
Kroton Educacional SA	154,961	892,893
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	72,760	1,485,032

		4,924,604

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive India Ltd.	16,823	475,932
Natura Cosmeticos SA	66,600	797,615

		1,273,547

Foods — 5.3%
BIM Birlesik Magazalar AS	34,817	745,382
Cencosud SA	411,078	1,027,280
Magnit OJSC (a)	20,650	3,300,911
Tingyi Cayman Islands Holding Corp.	850,000	1,938,213
Ulker Biskuvi Sanayi AS	42,942	339,846

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Want Want China Holdings Ltd.	751,000	$985,198

		8,336,830

Health Care – Products — 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	456,000	368,630

Health Care – Services — 0.8%
Apollo Hospitals Enterprise Ltd.	46,954	838,832
Diagnosticos da America SA	103,200	432,183

		1,271,015

Household Products — 0.6%
Hindustan Unilever Ltd.	11,890	142,264
Marico Ltd.	78,208	401,629
Unilever Indonesia Tbk PT	130,000	339,194

		883,087

Pharmaceuticals — 3.0%
Cipla Ltd/India	89,096	882,258
Divi’s Laboratories Ltd.	2,722	74,084
Dr Reddy’s Laboratories Ltd.	23,628	1,210,613
Glenmark Pharmaceuticals Ltd.	22,467	273,126
Lupin Ltd.	9,998	226,397
Sinopharm Group Co.	378,000	1,332,891
Sun Pharmaceutical Industries Ltd.	50,132	655,445

		4,654,814

		31,448,418

Diversified — 3.4%
Holding Company – Diversified — 3.4%
Alfa SAB de CV	84,803	189,508
Haci Omer Sabanci Holding AS	354,662	1,540,770
Jardine Strategic Holdings Ltd.	46,744	1,590,738
LVMH Moet Hennessy Louis Vuitton SA	13,278	2,099,704

		5,420,720

Energy — 4.8%
Oil & Gas — 4.2%
NovaTek OAO (d)	39,232	3,046,836
Petroleo Brasileiro SA Sponsored ADR (Brazil)	189,800	1,438,684
Tullow Oil PLC	228,575	1,446,255
Vallares PLC (a)	59,248	634,188

		6,565,963

Oil & Gas Services — 0.6%
China Oilfield Services Ltd.	440,000	764,809
Eurasia Drilling Co. Ltd. (d)	13,151	234,088
Eurasia Drilling Co. Ltd. (d)	1,868	33,043

		1,031,940

		7,597,903

	Number of Shares	Value
Financial — 21.2%
Banks — 6.5%
Banco Bradesco SA Sponsored ADR (Brazil) (b)	62,400	$834,288
Bancolombia SA Sponsored ADR (Colombia) (b)	16,170	774,220
Commercial International Bank	146,340	1,004,929
Grupo Financiero Inbursa SAB de CV	393,204	1,019,938
Guaranty Trust Bank PLC	2,941,977	404,803
HSBC Holdings PLC	90,747	862,763
ICICI Bank Ltd. Sponsored ADR (India)	306,350	3,538,343
Turkiye Garanti Bankasi AS	336,242	1,347,302
Zenith Bank PLC	4,475,642	450,255

		10,236,841

Diversified Financial — 7.3%
BM&F BOVESPA SA	435,000	1,611,444
Grupo Financiero Banorte SAB de CV Class O	403,624	2,230,174
Hong Kong Exchanges and Clearing Ltd.	56,046	1,232,938
Housing Development Finance Corp.	271,698	4,848,070
Old Mutual PLC	473,399	1,409,635
Shriram Transport Finance Co. Ltd.	6,043	105,512

		11,437,773

Insurance — 2.7%
AIA Group Ltd.	313,600	1,720,823
China Life Insurance Co. Ltd.	310,000	1,210,023
China Pacific Insurance Group Co. Ltd. Class H	171,800	855,500
Sul America SA	111,200	534,044

		4,320,390

Investment Companies — 1.3%
Grupo Aval Acciones y Valores (b)	100,260	1,041,701
Grupo de Inversiones Suramericana SA	59,235	986,971

		2,028,672

Real Estate — 3.4%
Cyrela Brazil Realty SA	139,000	572,709
Hang Lung Properties Ltd.	158,000	714,512
Hang Lung Properties Ltd.	813,000	2,265,740
SM Prime Holdings, Inc.	2,944,600	1,116,421
SOHO China Ltd.	901,500	635,033

		5,304,415

		33,328,091

Industrial — 4.6%
Aerospace & Defense — 1.2%
Embraer SA Sponsored ADR (Brazil)	50,150	1,848,529

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.9%
Ambuja Cements Ltd.	177,402	$639,887
Indocement Tunggal Prakarsa Tbk PT	413,000	834,603
Semen Indonesia Persero Tbk PT	642,500	834,720
Ultratech Cement Ltd.	15,605	660,151

		2,969,361

Engineering & Construction — 0.6%
Airports of Thailand PCL	38,800	332,571
Grupo Aeroportuario del Sureste SAB de CV	28,930	382,191
Larsen & Toubro Ltd.	14,120	331,764

		1,046,526

Metal Fabricate & Hardware — 0.9%
Tenaris SA Sponsored ADR (Luxembourg) (b)	47,250	1,427,423

		7,291,839

Technology — 5.6%
Computers — 1.0%
Tata Consultancy Services Ltd.	39,870	1,618,086

Semiconductors — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	699,000	3,084,499

Software — 2.6%
Infosys Technologies Ltd.	130,795	4,062,608

		8,765,193

TOTAL COMMON STOCK (Cost $150,136,177)		144,127,820

PREFERRED STOCK — 2.1%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	6,129,060	84,475

Telecommunications — 0.0%
Telefonica Brasil SA 6.040%	100	1,766

		86,241

Consumer, Cyclical — 1.6%
Retail — 1.6%
Lojas Americanas SA 0.720%	395,600	2,563,981

Financial — 0.4%
Banks — 0.4%
Banco Davivienda SA 3.570%	51,900	604,832
Bancolombia SA 2.790%	9,163	110,008

		714,840

TOTAL PREFERRED STOCK (Cost $3,182,235)		3,365,062

	Number of Shares	Value
TOTAL EQUITIES (Cost $153,318,412)		$147,492,882

MUTUAL FUNDS — 5.0%
Diversified Financial — 5.0%
State Street Navigator Securities Lending Prime Portfolio (e)	7,895,059	7,895,059

TOTAL MUTUAL FUNDS (Cost $7,895,059)		7,895,059

WARRANTS — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	96,631

TOTAL WARRANTS (Cost $57,060)		96,631

TOTAL LONG-TERM INVESTMENTS (Cost $161,270,531)		155,484,572

	Principal Amount
SHORT-TERM INVESTMENTS — 8.7%
Repurchase Agreement — 8.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/14, 0.010%, due 1/02/15 (f)	$13,660,934	13,660,934

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/15	2,367	2,367

TOTAL SHORT-TERM INVESTMENTS (Cost $13,663,301)		13,663,301

TOTAL INVESTMENTS — 107.4% (Cost $174,933,832) (g)		169,147,873

Other Assets/(Liabilities) — (7.4)%		(11,697,244)

NET ASSETS — 100.0%		$157,450,629

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2014, was $7,683,797 or 4.88% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $471,821 or 0.30% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2014, these securities amounted to a value of $3,313,967 or 2.10% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $13,660,942. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 4/01/28, and an aggregate market value, including accrued interest, of $13,936,513.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2014, the Barings Dynamic Allocation Fund’s net assets were approximately $11,654,615, of which approximately $74,191 or approximately 0.64%, represented the Fund’s ownership of the shares of the Subsidiary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of December 31, 2014. The Disciplined Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2014, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$243,156,641	$-	$243,156,641
Municipal Obligations	-	2,326,433	-	2,326,433
Non-U.S. Government Agency Obligations	-	147,173,407	396,955	147,570,362
U.S. Government Agency Obligations and Instrumentalities	-	32,851,347	-	32,851,347
U.S. Treasury Obligations	-	149,994,281	-	149,994,281
Purchased Options	-	1,279,540	-	1,279,540
Short-Term Investments	-	21,810,204	-	21,810,204

Total Investments	$-	$598,591,853	$396,955	$598,988,808

Liability Derivatives
Futures Contracts	$(231,308)	$-	$-	$(231,308)
Swap Agreements	-	(1,014,795)	-	(1,014,795)

Total	$(231,308)	$(1,014,795)	$-	$(1,246,103)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$12,253,246	$-	$12,253,246
Municipal Obligations	-	272,378	-	272,378
Non-U.S. Government Agency Obligations	-	120,291,088	198,477	120,489,565
U.S. Government Agency Obligations and Instrumentalities	-	250,460	-	250,460
U.S. Treasury Obligations	-	343,284,684	-	343,284,684
Purchased Options	-	325,042	-	325,042
Short-Term Investments	-	159,082,470	-	159,082,470

Total Investments	$-	$635,759,368	$198,477	$635,957,845

Asset Derivatives
Futures Contracts	$18,831	$-	$-	$18,831

Liability Derivatives
Futures Contracts	$(235,704)	$-	$-	$(235,704)
Swap Agreements	-	(294,366)	-	(294,366)

Total	$(235,704)	$(294,366)	$-	$(530,070)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Asset Investments
Preferred Stock	$3,292,900	$-	$-	$3,292,900
Corporate Debt	-	708,661,873	-	708,661,873
Municipal Obligations	-	17,454,803	-	17,454,803
Non-U.S. Government Agency Obligations	-	289,834,638	992,386	290,827,024
Sovereign Debt Obligations	-	13,426,183	-	13,426,183
U.S. Government Agency Obligations and Instrumentalities	-	423,695,317	-	423,695,317
U.S. Treasury Obligations	-	57,681,864	-	57,681,864
Purchased Options	-	3,220,405	-	3,220,405
Short-Term Investments	-	309,247,619	-	309,247,619

Total Investments	$3,292,900	$1,823,222,702	$992,386	$1,827,507,988

Asset Derivatives
Futures Contracts	$1,466,672	$-	$-	$1,466,672
Swap Agreements	-	3,550	-	3,550

Total	$1,466,672	$3,550	$-	$1,470,222

Liability Derivatives
Futures Contracts	$(169,882)	$-	$-	$(169,882)
Swap Agreements	-	(2,591,092)	-	(2,591,092)

Total	$(169,882)	$(2,591,092)	$-	$(2,760,974)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$180,956	$180,956
Preferred Stock	253,300	-	-	253,300
Corporate Debt	-	67,210,453	-	67,210,453
Municipal Obligations	-	666,677	-	666,677
Non-U.S. Government Agency Obligations	-	29,780,468	165,398	29,945,866
Sovereign Debt Obligations	-	1,676,776	-	1,676,776
U.S. Government Agency Obligations and Instrumentalities	-	42,333,089	-	42,333,089
U.S. Treasury Obligations	-	14,982,049	-	14,982,049
Purchased Options	-	499,205	-	499,205
Short-Term Investments	-	32,725,574	-	32,725,574

Total Investments	$253,300	$189,874,291	$346,354	$190,473,945

Asset Derivatives
Futures Contracts	$19,347	$-	$-	$19,347

Liability Derivatives
Futures Contracts	$(24,541)	$-	$-	$(24,541)
Swap Agreements	-	(379,425)	-	(379,425)

Total	$(24,541)	$(379,425)	$-	$(403,966)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$2,219,371	$2,219,371
Bank Loans	-	8,838,728	-	8,838,728
Corporate Debt	-	222,340,460	-	222,340,460
Short-Term Investments	-	17,610,995	-	17,610,995

Total Investments	$-	$248,790,183	$2,219,371	$251,009,554

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Balanced Fund
Asset Investments
Common Stock	$96,427,433	$-	$-	$96,427,433
Preferred Stock	126,650	-	-	126,650
Corporate Debt	-	24,314,420	-	24,314,420
Municipal Obligations	-	700,103	-	700,103
Non-U.S. Government Agency Obligations	-	9,770,991	-	9,770,991
Sovereign Debt Obligations	-	521,023	-	521,023
U.S. Government Agency Obligations and Instrumentalities	-	15,292,705	-	15,292,705
U.S. Treasury Obligations	-	3,965,772	-	3,965,772
Mutual Funds	10,944,519	-	-	10,944,519
Purchased Options	-	113,461	-	113,461
Short-Term Investments	-	16,169,690	-	16,169,690

Total Investments	$107,498,602	$70,848,165	$-	$178,346,767

Asset Derivatives
Futures Contracts	$12,568	$-	$-	$12,568

Liability Derivatives
Futures Contracts	$(5,646)	$-	$-	$(5,646)
Swap Agreements	-	(92,770)	-	(92,770)

Total	$(5,646)	$(92,770)	$-	$(98,416)

Barings Dynamic Allocation Fund
Asset Investments
Sovereign Debt Obligations	$-	$323,110	$-	$323,110
U.S. Treasury Obligations	-	1,637,059	-	1,637,059
Mutual Funds	9,158,155	-	-	9,158,155
Short-Term Investments	-	448,011	-	448,011

Total Investments	$9,158,155	$2,408,180	$-	$11,566,335

Asset Derivatives
Forward Contracts	$-	$25,503	$-	$25,503

Value Fund
Asset Investments
Common Stock	$85,881,160	$2,374,513	$-	$88,255,673
Mutual Funds	409,329	-	-	409,329
Short-Term Investments	-	461,964	-	461,964

Total Investments	$86,290,489	$2,836,477	$-	$89,126,966

Main Street Fund
Asset Investments
Common Stock	$192,311,304	$8,525,674 *	$-	$200,836,978
Short-Term Investments	-	6,047,104	-	6,047,104

Total Investments	$192,311,304	$14,572,778	$-	$206,884,082

Disciplined Growth Fund
Asset Investments
Common Stock	$453,371,278	$8,722	$-	$453,380,000
Short-Term Investments	-	2,359,922	-	2,359,922

Total Investments	$453,371,278	$2,368,644	$-	$455,739,922

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Small Cap Opportunities Fund
Asset Investments
Common Stock	$188,530,030	$774,036	*	$-		$189,304,066
Mutual Funds	23,671,387	-		-		23,671,387
Short-Term Investments	-	1,833,222		-		1,833,222

Total Investments	$212,201,417	$2,607,258		$-		$214,808,675

Global Fund
Asset Investments
Common Stock	$196,780,685	$184,613,757	*	$-		$381,394,442
Preferred Stock	-	7,401,902		-		7,401,902
Mutual Funds	28,791,590	-		-		28,791,590
Rights	-	116,232		-	†	116,232
Short-Term Investments	-	31,489		-		31,489

Total Investments	$225,572,275	$192,163,380		$-		$417,735,655

International Equity Fund
Asset Investments
Common Stock	$34,890,600	$456,866,125	*	$58,546		$491,815,271
Preferred Stock	-	90,049		-		90,049
Mutual Funds	30,245,743	-		-		30,245,743
Warrants	-	-		-	†	-

Total Investments	$65,136,343	$456,956,174		$58,546		$522,151,063

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$43,470,428	$100,657,392	*	$-		$144,127,820
Preferred Stock	-	3,365,062		-		3,365,062
Mutual Funds	7,895,059	-		-		7,895,059
Warrants	-	96,631		-		96,631
Short-Term Investments	-	13,663,301		-		13,663,301

Total Investments	$51,365,487	$117,782,386		$-		$169,147,873

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents security at $0 value as of December 31, 2014.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at December 31, 2014. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 12/31/14	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/14
Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$474,464	$-	$-	$(11)	$-	$(77,498)	$-	$-		$396,955	$(11)
Non-U.S. Government
Agency Obligations	999,942	-	-	-	-	-	-	(999,942	)**	-	-

	$1,474,406	$-	$-	$(11)	$-	$(77,498)	$-	$(999,942)		$396,955	$(11)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 12/31/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/14
Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$237,232		$-	$-	$(6)	$-		$(38,749)	$-	$-		$198,477		$(6)
Non-U.S. Government
Agency Obligations	799,953		-	-	-	-		-	-	(799,953	)**	-		-

	$1,037,185		$-	$-	$(6)	$-		$(38,749)	$-	$(799,953)		$198,477		$(6)

Core Bond Fund
Non-U.S. Government
Agency Obligations†	$1,186,159		$-	$-	$(28)	$-		$(193,745)	$-	$-		$992,386		$(28)

Diversified Bond Fund
Common Stock	$180,956		$-	$-	$-	$-		$-	$-	$-		$180,956		$-
Non-U.S. Government
Agency Obligations†	197,693		-	-	(5)	-		(32,290)	-	-		165,398		(5)
Non-U.S. Government
Agency Obligations	405,110		-	-	-	-		-	-	(405,110	)**	-		-

	$783,759		$-	$-	$(5)	$-		$(32,290)	$-	$(405,110)		$346,354		$(5)

High Yield Fund
Common Stock	$2,219,371		$-	$-	$-	$-		$-	$-	$-		$2,219,371		$-
Corporate Debt	-	***	-	(1,828,236)	1,828,236	-		- ††	-	-		-		-

	$2,219,371		$-	$(1,828,236)	$1,828,236	$-		$-	$-	$-		$2,219,371		$-

Balanced Fund
Non-U.S. Government
Agency Obligations	$48,375		$-	$-	$-	$-		$-	$-	$(48,375	)**	$-		$-

Global Fund
Rights	$-		$-	$-	$-	$-	†††	$-	$-	$-		$-	****	$-

International Equity Fund
Common Stock	$-		$-	$-	$(1,747)	$60,293		$-	$-	$-		$58,546		$(1,747)
Warrants	-	***	-	-	-	-		-	-	-		-	****	-

	$-		$-	$-	$(1,747)	$60,293		$-	$-	$-		$58,546		$(1,747)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents security at $0 value as of September 30, 2014.
****	Represents security at $0 value as of December 31, 2014.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of sale.
†††	Represents security at $0 value at the time of purchase.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be

Notes to Portfolio of Investments (Unaudited) (Continued)

able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2014, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management						A
Directional Exposure to Currencies						M
Future Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Credit Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management	A	A	A	A	A
Duration Management	M	M	M	M	M
Asset/Liability Management	M	M	M	M	M
Substitution for Direct Investment	M	M	M	M	M
Intention to Credit Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Credit Investment Leverage in Portfolio	M	M	M	M	M

Purchased Options
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Credit Investment Leverage in Portfolio	M	M	M	M	M

Type of Derivative and Objective for Use	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Result of a Corporate Action	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,279,540	$1,279,540

Liability Derivatives
Futures Contracts	$-	$-	$-	$(231,308)	$(231,308)
Swap Agreements	(360,701)	-	-	(654,094)	(1,014,795)

Total Value	$(360,701)	$-	$-	$(885,402)	$(1,246,103)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$48,380,000	$48,380,000
Futures Contracts	-	-	-	2,211	2,211
Swap Agreements	$20,725,000	$-	$-	$14,555,000	$35,280,000

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$325,042	$325,042
Futures Contracts	-	-	-	18,831	18,831

Total Value	$-	$-	$-	$343,873	$343,873

Liability Derivatives
Futures Contracts	$-	$-	$-	$(235,704)	$(235,704)
Swap Agreements	(128,090)	-	-	(166,276)	(294,366)

Total Value	$(128,090)	$-	$-	$(401,980)	$(530,070)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$12,290,000	$12,290,000
Futures Contracts	-	-	-	208	208
Swap Agreements	$7,225,000	$-	$-	$3,700,000	$10,925,000

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$3,220,405	$3,220,405
Futures Contracts	-	-	-	1,466,672	1,466,672
Swap Agreements	-	-	-	3,550	3,550

Total Value	$-	$-	$-	$4,690,627	$4,690,627

Liability Derivatives
Futures Contracts	$-	$-	$-	$(169,882)	$(169,882)
Swap Agreements	(944,510)	-	-	(1,646,582)	(2,591,092)

Total Value	$(944,510)	$-	$-	$(1,816,464)	$(2,760,974)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$121,765,000	$121,765,000
Futures Contracts	-	-	-	1,787	1,787
Swap Agreements	$54,275,000	$-	$-	$40,640,000	$94,915,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund Asset Derivatives
Purchased Options	$-	$-	$30,419	$468,786	$499,205
Futures Contracts	-	-	-	19,347	19,347

Total Value	$-	$-	$30,419	$488,133	$518,552

Liability Derivatives
Futures Contracts	$-	$-	$-	$(24,541)	$(24,541)
Swap Agreements	(139,673)	-	-	(239,752)	(379,425)

Total Value	$(139,673)	$-	$-	$(264,293)	$(403,966)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$6,000,000	$17,725,000	$23,725,000
Futures Contracts	-	-	-	144	144
Swap Agreements	$8,025,000	$-	$-	$5,335,000	$13,360,000

Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$113,461	$113,461
Futures Contracts	-	-	-	12,568	12,568

Total Value	$-	$-	$-	$126,029	$126,029

Liability Derivatives
Futures Contracts	$-	$-	$-	$(5,646)	$(5,646)
Swap Agreements	(34,798)	-	-	(57,972)	(92,770)

Total Value	$(34,798)	$-	$-	$(63,618)	$(98,416)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$4,290,000	$4,290,000
Futures Contracts	-	-	-	57	57
Swap Agreements	$2,000,000	$-	$-	$1,290,000	$3,290,000

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$25,503	$-	$25,503

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,699,835	$-	$1,699,835

Global Fund
Asset Derivatives
Rights	$-	$116,232	$-	$-	$116,232

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	675,892	-	-	675,892

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
International Equity Fund
Asset Derivatives
Warrants	$-	$-	††	$-	$-	$-

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	301,298		-	-	301,298

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$-	$96,631		$-	$-	$96,631

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	121,100		-	-	121,100

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased options, or shares/units outstanding for rights and warrants at December 31, 2014.
††	Represents security at $0 value as of December 31, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2014, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Barings Dynamic Allocation Fund
Contracts to Deliver
EUR	412,000	The Northern Trust Co.	02/12/15	$516,850	$18,117

GBP	332,000	The Northern Trust Co.	03/12/15	519,675	2,492

JPY	78,820,000	The Northern Trust Co.	03/12/15	663,310	4,894

				$1,699,835	$25,503

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at December 31, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	03/31/15	697	$152,359,844	$(97,237)
U.S. Treasury Note 5 Year	03/31/15	1,136	135,104,125	(29,514)

				$(126,751)

Futures Contracts — Short
U.S. Treasury Long Bond	03/20/15	26	$(3,758,625)	$(104,052)
U.S. Treasury Note 10 Year	03/20/15	352	(44,632,500)	(505)

				$(104,557)

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Long Bond	03/20/15	1	$(144,562)	$(222)
U.S. Treasury Note 10 Year	03/20/15	43	(5,452,266)	(31,760)
U.S. Treasury Ultra Long Bond	03/20/15	26	(4,294,875)	(193,042)
U.S. Treasury Note 2 Year	03/31/15	94	(20,547,813)	18,831
U.S. Treasury Note 5 Year	03/31/15	44	(5,232,906)	(10,680)

				$(216,873)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	03/20/15	414	$52,493,906	$176,009
U.S. Treasury Ultra Long Bond	03/20/15	188	31,055,250	1,204,779
U.S. Treasury Note 2 Year	03/31/15	892	194,985,625	(169,882)
U.S. Treasury Note 5 Year	03/31/15	228	27,115,969	25,974

				$1,236,880

Futures Contracts — Short
U.S. Treasury Long Bond	03/20/15	65	$(9,396,562)	$59,910

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	03/20/15	1	$144,563	$(378)
U.S. Treasury Note 10 Year	03/20/15	6	760,781	(426)
U.S. Treasury Ultra Long Bond	03/20/15	2	330,375	11,931
U.S. Treasury Note 2 Year	03/31/15	119	26,012,656	(23,737)
U.S. Treasury Note 5 Year	03/31/15	16	1,902,875	7,416

				$(5,194)

Balanced Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	03/20/15	15	$1,901,953	$12,139
U.S. Treasury Note 5 Year	03/31/15	12	1,427,156	429
U.S. Treasury Note 2 Year	03/31/15	30	6,557,813	(5,646)

				$6,922

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund

Notes to Portfolio of Investments (Unaudited) (Continued)

may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at December 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
EUR	9,100,000	12/20/19	(1.000)%	ITRAXX Europe Series 22†	$(35,833)	$(138,996)	$(174,829)
USD	11,625,000	12/20/19	(1.000)%	CDX.NA.IG.23†	(13,937)	(171,935)	(185,872)

					(49,770)	(310,931)	(360,701)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value

Interest Rate Swaps
Centrally Cleared Swaps
USD	14,555,000	4/29/24	2.765%	3-Month USD-LIBOR-BBA	$(654,094)	$-	$(654,094)

Notes to Portfolio of Investments (Unaudited) (Continued)

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
EUR	3,900,000	12/20/19	(1.000)%	ITRAXX Europe Series 22†	$(15,357)	$(59,570)	$(74,927)
USD	3,325,000	12/20/19	(1.000)%	CDX.NA.IG.23†	(3,986)	(49,177)	(53,163)

					(19,343)	(108,747)	(128,090)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
USD	3,700,000	4/29/24	2.765%	3-Month USD-LIBOR-BBA	$(166,276)	$-	$(166,276)

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
EUR	23,800,000	12/20/19	(1.000)%	ITRAXX Europe Series 22†	$(93,717)	$(363,528)	$(457,245)
USD	30,475,000	12/20/19	(1.000)%	CDX.NA.IG.23†	(36,535)	(450,730)	(487,265)

					(130,252)	(814,258)	(944,510)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
Centrally Cleared Swaps
USD	4,000,000	5/17/16	0.53%	3-Month USD-LIBOR-BBA	$3,282	$268	$3,550
USD	36,640,000	4/29/24	2.765%	3-Month USD-LIBOR-BBA	(1,646,582)	-	(1,646,582)

					(1,643,300)	268	(1,643,032)

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
EUR	3,525,000	12/20/19	(1.000)%	ITRAXX Europe Series 22†	$(13,880)	$(53,842)	$(67,722)
USD	4,500,000	12/20/19	(1.000)%	CDX.NA.IG.23†	(5,395)	(66,556)	(71,951)

					(19,275)	(120,398)	(139,673)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
Centrally Cleared Swaps
USD	5,335,000	4/29/24	2.765%	3-Month USD-LIBOR-BBA	$(239,752)	$-	$(239,752)

Notes to Portfolio of Investments (Unaudited) (Continued)

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund*****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
EUR	875,000	12/20/19	(1.000)%	ITRAXX Europe Series 22†	$(3,445)	$(13,365)	$(16,810)
USD	1,125,000	12/20/19	(1.000)%	CDX.NA.IG.23†	(1,349)	(16,639)	(17,988)

					(4,794)	(30,004)	(34,798)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
Centrally Cleared Swaps
USD	1,290,000	4/29/24	2.765%	3-Month USD-LIBOR-BBA	$(57,972)	$-	$(57,972)

EUR	Euro
USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $451,000 in cash at December 31, 2014. Collateral for swap agreements held by Goldman Sachs & Co. and Credit Suisse International amounted to $4,645 and $224,284 in securities, respectively, at December 31, 2014.
**	Collateral for swap agreements held by Goldman Sachs & Co. and Credit Suisse International amounted to $117,107 and $84,338 in securities, respectively, at December 31, 2014.
***	Collateral for swap agreements held by Goldman Sachs & Co. and Credit Suisse International amounted to $1,140,305 and $570,734 in securities, respectively, at December 31, 2014.
****	Collateral for swap agreements held by Goldman Sachs & Co. and Credit Suisse International amounted to $173,578 and $85,545 in securities, respectively, at December 31, 2014.
*****	Collateral for swap agreements held by Goldman Sachs & Co. and Credit Suisse International amounted to $45,071 and $30,304 in securities, respectively, at December 31, 2014.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC

Notes to Portfolio of Investments (Unaudited) (Continued)

option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a

Notes to Portfolio of Investments (Unaudited) (Continued)

syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2014, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or

Notes to Portfolio of Investments (Unaudited) (Continued)

receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at December 31, 2014:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 10/03/14, 0.180%, to be repurchased on demand until 1/07/15 at value plus accrued interest.	$42,966,000
Agreement with Banque Paribas, dated 10/08/14, 0.170%, to be repurchased on demand until 1/08/15 at value plus accrued interest.	28,039,000
Agreement with Banque Paribas, dated 11/04/14, 0.200%, to be repurchased on demand until 2/03/15 at value plus accrued interest.	4,056,000
Agreement with Barclays Bank PLC, dated 10/07/14, 0.240%, to be repurchased on demand until 1/07/15 at value plus accrued interest.	15,504,375
Agreement with Daiwa Securities, dated 10/02/14, 0.160%, to be repurchased on demand until 1/06/15 at value plus accrued interest.	6,583,500
Agreement with Daiwa Securities, dated 11/25/14, 0.230%, to be repurchased on demand until 1/06/15 at value plus accrued interest.	9,580,625
Agreement with Goldman Sachs International, dated 10/15/14, 0.190%, to be repurchased on demand until 1/13/15 at value plus accrued interest.	16,708,732
Agreement with Goldman Sachs International, dated 11/20/14, 0.210%, to be repurchased on demand until 2/11/15 at value plus accrued interest.	67,507,671
Agreement with HSBC Finance Corp., dated 10/02/14, 0.150%, to be repurchased on demand until 1/06/15 at value plus accrued interest.	5,945,800
Agreement with HSBC Finance Corp., dated 10/07/14, 0.160%, to be repurchased on demand until 1/06/15 at value plus accrued interest.	32,698,925
Agreement with HSBC Finance Corp., dated 11/05/14, 0.180%, to be repurchased on demand until 2/04/15 at value plus accrued interest.	30,225,788
Agreement with HSBC Finance Corp., dated 11/19/14, 0.200%, to be repurchased on demand until 2/04/14 at value plus accrued interest.	4,037,500
Agreement with Morgan Stanley, dated 10/02/14, 0.190%, to be repurchased on demand until 1/06/15 at value plus accrued interest.	17,942,096
Agreement with Morgan Stanley, dated 11/04/14, 0.220%, to be repurchased on demand until 2/03/15 at value plus accrued interest.	13,533,025

$295,329,037

Average balance outstanding	$74,448,981
Maximum balance outstanding	$304,835,856
Average interest rate	0.18%
Weighted average maturity	44 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At December 31, 2014, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling

Notes to Portfolio of Investments (Unaudited) (Continued)

rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At December 31, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$598,585,194	$8,896,417	$(8,492,803)	$403,614
Inflation-Protected and Income Fund	634,735,161	10,967,445	(9,744,761)	1,222,684
Core Bond Fund	1,786,426,708	55,456,606	(14,375,326)	41,081,280
Diversified Bond Fund	187,093,609	5,200,155	(1,819,819)	3,380,336
High Yield Fund	257,742,006	6,299,082	(13,031,534)	(6,732,452)
Balanced Fund	166,587,473	14,617,458	(2,858,164)	11,759,294
Barings Dynamic Allocation Fund	11,254,018	612,079	(299,762)	312,317
Value Fund	74,991,294	15,229,063	(1,093,391)	14,135,672
Disciplined Value Fund	309,240,987	46,955,008	(6,070,315)	40,884,693
Main Street Fund	169,007,775	40,624,229	(2,747,922)	37,876,307
Disciplined Growth Fund	411,943,871	56,961,362	(13,165,311)	43,796,051
Small Cap Opportunities Fund	184,921,973	32,948,618	(3,061,916)	29,886,702
Global Fund	279,219,957	147,720,201	(9,204,503)	138,515,698
International Equity Fund	481,412,769	66,517,671	(25,779,377)	40,738,294
Strategic Emerging Markets Fund	174,933,832	12,979,864	(18,765,823)	(5,785,959)

Note: The aggregate cost for investments for the Money Market Fund at December 31, 2014, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2014, was as follows:

	Number of Shares Held as of 9/30/14	Purchases	Sales	Number of Shares Held as of 12/31/14	Value as of 12/31/14	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	4,937,438	12,243,083	10,635,215	6,545,306	$6,545,306	$1,386	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	14,748,135	41,212,200	46,195,107	9,765,228	$9,765,228	$3,323	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	2/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	2/24/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	2/24/15